OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden
hours per response 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03833

MainStay VP Series Fund, Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 576-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1.  Schedule of Investments.

The schedule of investments for the period ended September 30, 2009 is filed herewith.

MainStay VP Balanced Portfolio
Portfolio of Investments ††† September 30, 2009 unaudited
		Shares	Value
	Common Stocks 60.6%†
	Advertising 0.1%
	Clear Channel Outdoor Holdings, Inc. Class A (a)	15,843	$110,901

	Aerospace & Defense 1.3%
	General Dynamics Corp.	3,861	249,421
	L-3 Communications Holdings, Inc.	1,542	123,853
	Lockheed Martin Corp.	8,195	639,866
	Northrop Grumman Corp.	14,395	744,941
			1,758,081
	Agriculture 1.4%
	Altria Group, Inc.	22,360	398,232
	Archer-Daniels-Midland Co.	11,127	325,131
	Bunge, Ltd.	760	47,584
	Lorillard, Inc.	11,721	870,870
	Philip Morris International, Inc.	6,964	339,425
			1,981,242
	Airlines 0.2%
	Copa Holdings S.A. Class A	5,494	244,428

	Apparel 1.1%
	Coach, Inc.	29,341	965,906
	NIKE, Inc. Class B	1,174	75,958
	Polo Ralph Lauren Corp.	6,109	468,071
			1,509,935
	Auto Parts & Equipment 0.1%
	WABCO Holdings, Inc.	4,975	104,475

	Banks 1.8%
	BancorpSouth, Inc.	16,311	398,151
	Comerica, Inc.	103	3,056
	Fifth Third Bancorp	7,004	70,950
	Fulton Financial Corp.	6,931	51,012
	Marshall & Ilsley Corp.	39,493	318,708
	Popular, Inc.	124,284	351,724
	Regions Financial Corp.	1,637	10,166
	Synovus Financial Corp.	13,429	50,359
	Valley National Bancorp	4,414	54,248
	Whitney Holding Corp.	3,351	31,969
	Wilmington Trust Corp.	14,248	202,322
	Zions Bancorp	53,266	957,190
			2,499,855
	Beverages 0.3%
	Central European Distribution Corp. (a)	8,238	269,877
	Constellation Brands, Inc. Class A (a)	10,343	156,696
			426,573
	Biotechnology 1.2%
	Amgen, Inc. (a)	11,664	702,523
	Illumina, Inc. (a)	15,429	655,732
	OSI Pharmaceuticals, Inc. (a)	7,222	254,937
			1,613,192
	Building Materials 0.1%
	Armstrong World Industries, Inc. (a)	4,534	156,242

	Chemicals 1.5%
¤	Ashland, Inc.	25,876	1,118,361
	Cabot Corp.	13,654	315,544
	Monsanto Co.	5,070	392,418
	Sherwin-Williams Co. (The)	4,691	282,210
			2,108,533
	Commercial Services 2.1%
	Apollo Group, Inc. Class A (a)	9,747	718,061
	Brinks Home Security Holdings, Inc. (a)	5,371	165,373
	H&R Block, Inc.	10,818	198,835
	Hillenbrand, Inc.	1,302	26,522
	ITT Educational Services, Inc. (a)	4,526	499,716
	Moody's Corp.	22,310	456,463
	Pharmaceutical Product Development, Inc.	4,189	91,907
	R.R. Donnelley & Sons Co.	21,458	456,197
	SAIC, Inc. (a)	6,252	109,660
	Washington Post Co. Class B	419	196,125
	Weight Watchers International, Inc.	1,105	30,321
			2,949,180
	Computers 1.6%
	Affiliated Computer Services, Inc. Class A (a)	3,725	201,783
	Dell, Inc. (a)	3,177	48,481
	Hewlett-Packard Co.	20,560	970,638
	International Business Machines Corp.	2,369	283,356
	Lexmark International, Inc. Class A (a)	4,950	106,623
	NCR Corp. (a)	6,443	89,042
	Western Digital Corp. (a)	14,515	530,233
			2,230,156
	Cosmetics & Personal Care 1.2%
	Colgate-Palmolive Co.	10,118	771,801
	Procter & Gamble Co. (The)	14,727	852,988
			1,624,789
	Distribution & Wholesale 0.3%
	Tech Data Corp. (a)	9,427	392,257

	Diversified Financial Services 3.3%
	AmeriCredit Corp. (a)	9,930	156,795
	Ameriprise Financial, Inc.	5,498	199,742
	BlackRock, Inc.	4,601	997,589
	Citigroup, Inc.	202,480	980,003
	Discover Financial Services	50,352	817,213
	Interactive Brokers Group, Inc. (a)	9,348	185,745
	IntercontinentalExchange, Inc. (a)	1,153	112,060
	Investment Technology Group, Inc. (a)	1,837	51,289
	T. Rowe Price Group, Inc.	9,964	455,355
	TD Ameritrade Holding Corp. (a)	33,885	664,823
			4,620,614
	Electric 3.8%
¤	AES Corp. (The) (a)	67,695	1,003,240
	Alliant Energy Corp.	15,335	427,080
	American Electric Power Co., Inc.	24,783	768,025
	DPL, Inc.	2,705	70,601
	DTE Energy Corp.	15,346	539,258
	FirstEnergy Corp.	6,424	293,705
	FPL Group, Inc.	1,057	58,378
	Great Plains Energy, Inc.	4,249	76,270
	Hawaiian Electric Industries, Inc.	11,359	205,825
	Mirant Corp. (a)	55,859	917,763
	PG&E Corp.	14,697	595,082
	Pinnacle West Capital Corp.	5,914	194,097
	Westar Energy, Inc.	6,249	121,918
			5,271,242
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	13,861	555,549
	Hubbel, Inc. Class B	1,714	71,988
			627,537
	Electronics 0.3%
	Dolby Laboratories, Inc. Class A (a)	2,800	106,932
	FLIR Systems, Inc. (a)	9,938	277,966
			384,898
	Engineering & Construction 0.6%
	Fluor Corp.	7,416	377,104
	Shaw Group, Inc. (The) (a)	12,992	416,913
			794,017
	Entertainment 0.0%‡
	International Speedway Corp. Class A	1,058	29,169

	Environmental Controls 0.1%
	Waste Connections, Inc. (a)	5,688	164,156

	Food 1.2%
	H.J. Heinz Co.	13,247	526,568
	Kroger Co. (The)	12,202	251,849
	Safeway, Inc.	28,354	559,141
	SUPERVALU, Inc.	17,759	267,451
			1,605,009
	Forest Products & Paper 0.3%
	International Paper Co.	20,434	454,248

	Gas 1.1%
	Energen Corp.	8,188	352,903
	NiSource, Inc.	20,539	285,287
¤	Sempra Energy	17,328	863,107
			1,501,297
	Health Care - Products 0.4%
	Gen-Probe, Inc. (a)	2,278	94,400
	Hill-Rom Holdings, Inc.	2,819	61,398
	Johnson & Johnson	7,551	459,781
			615,579
	Health Care - Services 0.9%
	CIGNA Corp.	34,711	975,032
	Humana, Inc. (a)	1,239	46,215
	LifePoint Hospitals, Inc. (a)	4,507	121,959
	Lincare Holdings, Inc. (a)	3,085	96,406
			1,239,612
	Home Builders 0.1%
	Thor Industries, Inc.	5,672	175,548
	Toll Brothers, Inc. (a)	550	10,747
			186,295
	Housewares 0.0%‡
	Toro Co. (The)	1,216	48,360

	Insurance 5.0%
	Aflac, Inc.	18,048	771,372
	Allied World Assurance Holdings, Ltd./Bermuda	6,830	327,362
	American Financial Group, Inc.	21,698	553,299
	Arch Capital Group, Ltd. (a)	8,680	586,247
	Assurant, Inc.	18,547	594,617
	Axis Capital Holdings, Ltd.	22,203	670,087
	Chubb Corp. (The)	323	16,282
	Endurance Specialty Holdings, Ltd.	7,561	275,750
	Genworth Financial, Inc. Class A	21,631	258,490
	MetLife, Inc.	21,760	828,403
	OneBeacon Insurance Group, Ltd.	5,071	69,676
	Principal Financial Group, Inc.	9,334	255,658
	Protective Life Corp.	14,519	310,997
	Prudential Financial, Inc.	3,568	178,079
	Reinsurance Group of America, Inc. Class B	310	13,826
	Torchmark Corp.	1,258	54,635
	Transatlantic Holdings, Inc.	2,285	114,638
	Unitrin, Inc.	5,947	115,907
¤	Unum Group	47,385	1,015,934
			7,011,259
	Internet 1.2%
	eBay, Inc. (a)	23,894	564,137
	Google, Inc. Class A (a)	1,588	787,410
	Liberty Media Corp. Interactive Class A (a)	25,944	284,606
	WebMD Health Corp. Class A (a)	1,332	44,116
			1,680,269
	Iron & Steel 1.8%
	AK Steel Holding Corp.	42,882	846,062
	Cliffs Natural Resources, Inc.	29,754	962,839
	Reliance Steel & Aluminum Co.	14,352	610,821
	Schnitzer Steel Industries, Inc. Class A	2,487	132,433
			2,552,155
	Machinery – Diversified 0.8%
	Cummins, Inc.	20,598	922,997
	Manitowoc Co., Inc. (The)	8,956	84,813
	Wabtec Corp.	3,896	146,217
			1,154,027
	Media 1.6%
	Comcast Corp. Class A	49,779	840,767
	Gannett Co., Inc.	18,734	234,362
	Meredith Corp.	7,042	210,838
	Time Warner Cable, Inc.	4,984	214,761
	Walt Disney Co. (The)	28,301	777,145
			2,277,873
	Metal Fabricate & Hardware 0.6%
	Precision Castparts Corp.	8,345	850,105

	Miscellaneous – Manufacturing 2.5%
	Brink’s Co. (The)	3,610	97,145
	Carlisle Cos., Inc.	6,832	231,673
	Dover Corp.	3,230	125,195
¤	General Electric Co.	66,632	1,094,097
	Honeywell International, Inc.	3,457	128,428
	ITT Corp.	16,981	885,559
	John Bean Technologies Corp.	4,857	88,252
	Parker Hannifin Corp.	11,649	603,884
	Trinity Industries, Inc.	15,226	261,735
			3,515,968
	Oil & Gas 5.1%
	Cimarex Energy Co.	3,643	157,815
	Comstock Resources, Inc. (a)	4,808	192,705
	ConocoPhillips	8,832	398,853
¤	ENSCO International, Inc.	24,989	1,063,032
	ExxonMobil Corp.	11,399	782,085
	Forest Oil Corp. (a)	23,682	463,457
	Marathon Oil Corp.	5,277	168,336
	Murphy Oil Corp.	13,739	790,954
	Occidental Petroleum Corp.	12,608	988,467
	Pioneer Natural Resources Co.	5,783	209,865
	Plains Exploration & Production Co. (a)	28,276	782,114
	Questar Corp.	4,161	156,287
	Rowan Cos., Inc.	9,746	224,840
	St. Mary Land & Exploration Co.	2,134	69,270
	Unit Corp. (a)	16,350	674,438
			7,122,518
	Oil & Gas Services 0.5%
	Exterran Holdings, Inc. (a)	5,367	127,413
	Helix Energy Solutions Group, Inc. (a)	28,550	427,679
	SEACOR Holdings, Inc. (a)	1,873	152,893
			707,985
	Packaging & Containers 0.2%
	Crown Holdings, Inc. (a)	9,865	268,328
	Sonoco Products Co.	2,075	57,146
			325,474
	Pharmaceuticals 1.6%
	Abbott Laboratories	6,265	309,930
	AmerisourceBergen Corp.	22,299	499,052
	Endo Pharmaceuticals Holdings, Inc. (a)	5,566	125,959
	Forest Laboratories, Inc. (a)	7,171	211,114
	Herbalife, Ltd.	115	3,765
	King Pharmaceuticals, Inc. (a)	25,254	271,986
	Mead Johnson Nutrition Co.	1,158	52,237
	Sepracor, Inc. (a)	16,586	379,819
	SunPower Corp. Class A (a)	10,742	321,078
	Watson Pharmaceuticals, Inc. (a)	877	32,133
			2,207,073
	Real Estate Investment Trusts 3.1%
	Alexandria Real Estate Equities, Inc.	4,197	228,107
	Annaly Capital Management, Inc.	38,296	694,689
	BRE Properties, Inc.	4,460	139,598
	CapitalSource, Inc.	46,400	201,376
	Douglas Emmett, Inc.	4,783	58,735
	Duke Realty Corp.	33,823	406,214
	HRPT Properties Trust	28,480	214,170
	Macerich Co. (The)	20,706	628,013
	ProLogis	46,014	548,487
	Public Storage	329	24,754
¤	SL Green Realty Corp.	26,895	1,179,346
			4,323,489
	Retail 3.8%
	Barnes & Noble, Inc.	18,633	414,025
	Big Lots, Inc. (a)	24,452	611,789
	BJ’s Wholesale Club, Inc. (a)	20,946	758,664
	Chipotle Mexican Grill, Inc. Class A (a)	2,726	264,558
	Foot Locker, Inc.	25,834	308,716
	Gap, Inc. (The)	27,983	598,836
	Office Depot, Inc. (a)	32,968	218,248
	RadioShack Corp.	35,658	590,853
	Ross Stores, Inc.	15,149	723,668
	Wal-Mart Stores, Inc.	14,460	709,842
	Yum! Brands, Inc.	1,819	61,410
			5,260,609
	Semiconductors 1.5%
	Cypress Semiconductor Corp. (a)	29,933	309,208
	Integrated Device Technology, Inc. (a)	58,389	394,710
	Intel Corp.	47,976	938,890
	LSI Corp. (a)	341	1,872
	Silicon Laboratories, Inc. (a)	10,393	481,819
			2,126,499
	Software 0.2%
	Compuware Corp. (a)	11,657	85,446
	IMS Health, Inc.	7,542	115,770
			201,216
	Telecommunications 2.7%
	Amdocs, Ltd. (a)	11,789	316,888
	American Tower Corp. Class A (a)	270	9,828
	AT&T, Inc.	30,288	818,079
	CenturyTel, Inc.	26,183	879,749
	Cisco Systems, Inc. (a)	24,910	586,382
	Sprint Nextel Corp. (a)	136,406	538,804
	Verizon Communications, Inc.	17,994	544,678
			3,694,408
	Toys, Games & Hobbies 0.3%
	Hasbro, Inc.	14,579	404,567

	Transportation 1.2%
	Expeditors International of Washington, Inc.	15,500	544,825
	Frontline, Ltd.	9,359	218,907
	Overseas Shipholding Group, Inc.	11,764	439,621
	Ryder System, Inc.	3,151	123,078
	Tidewater, Inc.	1,641	77,275
	Union Pacific Corp.	5,027	293,325
			1,697,031
Total Common Stocks (Cost $75,605,751)		84,364,397

Exchange Traded Fund 0.5% (b)
S&P 500 Index-SPDR Trust Series 1	5,887	621,432

Total Exchange Traded Fund (Cost $588,474)		621,432

		Principal Amount	Value
	Long-Term Bonds 38.7%
	Asset-Backed Security 0.2%
	Automobile 0.2%
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	$250,000	249,994

	Total Asset-Backed Security (Cost $249,994)		249,994

	Corporate Bonds 13.1%
	Aerospace & Defense 0.8%
	Boeing Co. 4.875%, due 2/15/20	290,000	299,143
	L-3 Communications Corp. 5.20%, due 10/15/19 (c)	150,000	150,375
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	105,077
	United Technologies Corp. 6.10%, due 5/15/12	500,000	554,898
			1,109,493
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc. 5.25%, due 1/15/11	250,000	259,566

	Banks 2.6%
	Bank of America Corp.
	5.65%, due 5/1/18	100,000	98,739
	7.75%, due 8/15/15	650,000	702,105
	Bank of New York Mellon Corp. (The)
	4.30%, due 5/15/14	150,000	158,842
	5.45%, due 5/15/19	150,000	162,144
	Bankers Trust Corp. 7.50%, due 11/15/15	247,000	254,219
	BB&T Corp.
	3.375%, due 9/25/13	500,000	502,000
	6.85%, due 4/30/19	125,000	139,825
	HSBC Bank USA N.A. 5.875%, due 11/1/34	300,000	306,505
	Keycorp 6.50%, due 5/14/13	100,000	102,367
	Morgan Stanley 5.625%, due 9/23/19	200,000	196,660
	SunTrust Banks, Inc. 7.75%, due 5/1/10	500,000	514,598
	Wells Fargo & Co. 3.75%, due 10/1/14	500,000	497,498
			3,635,502
	Beverages 0.2%
	Anheuser-Busch Cos., Inc. 6.00%, due 4/15/11	250,000	262,734

	Diversified Financial Services 3.2%
	American Express Co. 5.50%, due 9/12/16	400,000	396,555
	Bear Stearns Cos., Inc. (The) 5.70%, due 11/15/14	412,000	441,289
	Citigroup, Inc. 5.85%, due 8/2/16	250,000	244,432
	General Electric Capital Corp. 5.90%, due 5/13/14	600,000	643,375
	Goldman Sachs Group, Inc. (The) 6.875%, due 1/15/11	300,000	318,553
	HSBC Finance Corp. 7.00%, due 5/15/12	200,000	216,053
	John Deere Capital Corp. 7.00%, due 3/15/12	450,000	502,134
	JPMorgan Chase & Co.
	2.625%, due 12/1/10 (d)	400,000	408,859
	6.625%, due 3/15/12	350,000	382,117
	MBNA Corp. 7.50%, due 3/15/12	700,000	763,507
	Morgan Stanley 8.00%, due 6/15/10	200,000	208,550
			4,525,424
	Electric 1.1%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	175,000	198,880
	Consolidated Edison Co. of New York 7.50%, due 9/1/10	500,000	529,236
	Duke Energy Ohio, Inc. 5.45%, due 4/1/19	200,000	216,808
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	292,092
	Peco Energy Co. 5.00%, due 10/1/14	275,000	295,425
			1,532,441
	Environmental Controls 0.2%
	Republic Services, Inc. 5.50%, due 9/15/19 (c)	250,000	257,539

	Finance - Other Services 0.3%
	National Rural Utilities Cooperative Finance Corp. 2.625%, due 9/16/12	450,000	452,414

	Food 0.4%
	Campbell Soup Co. 6.75%, due 2/15/11	250,000	268,275
	ConAgra Foods, Inc. 7.00%, due 4/15/19	120,000	141,404
	Safeway, Inc. 5.00%, due 8/15/19	100,000	102,259
			511,938
	Gas 0.2%
	Atmos Energy Corp. 8.50%, due 3/15/19	90,000	111,111
¤	Sempra Energy 6.50%, due 6/1/16	125,000	138,180
			249,291
	Health Care - Services 0.2%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (c)	300,000	324,323

	Household Products & Wares 0.4%
	Kimberly-Clark Corp. 5.00%, due 8/15/13	500,000	544,400

	Insurance 0.4%
	MetLife Global Funding I 5.125%, due 6/10/14 (c)	300,000	313,407
	MetLife, Inc. 6.75%, due 6/1/16	125,000	139,501
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	107,834
			560,742
	Media 0.5%
	COX Communications, Inc. 8.375%, due 3/1/39 (c)	125,000	154,197
	DirecTV Holdings LLC 4.75%, due 10/1/14 (c)	300,000	300,000
	Time Warner Cable, Inc.
	6.75%, due 7/1/18	100,000	110,476
	8.25%, due 4/1/19	150,000	181,304
			745,977
	Miscellaneous - Manufacturing 0.1%
	ITT Corp. 6.125%, due 5/1/19	100,000	108,392

	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	240,000	254,816

	Pipelines 0.2%
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	200,000	240,081

	Real Estate Investment Trusts 0.2%
	AvalonBay Communities, Inc. 6.10%, due 3/15/20	100,000	103,066
	ERP Operating, L.P. 5.25%, due 9/15/14	250,000	253,624
			356,690
	Retail 0.2%
	Home Depot, Inc. 5.25%, due 12/16/13	250,000	266,424

	Telecommunications 1.3%
	AT&T Corp. 7.30%, due 11/15/11	300,000	332,303
	Harris Corp. 6.375%, due 6/15/19	150,000	165,557
	Verizon Communications, Inc. 6.10%, due 4/15/18	700,000	755,993
	Verizon Wireless Capital LLC 5.55%, due 2/1/14 (c)	500,000	540,340
			1,794,193
	Transportation 0.2%
	Burlington Northern Santa Fe Corp. 4.70%, due 10/1/19	100,000	101,191
	FedEx Corp. 8.00%, due 1/15/19	150,000	182,315
			283,506
	Total Corporate Bonds (Cost $17,325,139)		18,275,886

	Foreign Government Bond 0.3%
	Foreign Sovereign 0.3%
	Province of Ontario 4.00%, due 10/7/19	400,000	399,704

	Total Foreign Government Bond (Cost $399,312)		399,704

	U.S. Government & Federal Agencies 22.8%
	Federal Home Loan Bank 0.3%
	3.625%, due 5/29/13	400,000	422,111

¤	Federal Home Loan Mortgage Corporation 1.9%
	1.50%, due 1/7/11	500,000	505,305
	2.875%, due 11/23/10	450,000	461,537
	3.25%, due 2/25/11	500,000	516,764
	4.125%, due 9/27/13	350,000	375,238
	4.75%, due 1/18/11	500,000	526,312
	5.125%, due 4/18/11	200,000	213,406
			2,598,562
¤	Federal National Mortgage Association 2.6%
	2.75%, due 4/11/11	500,000	515,394
	2.875%, due 12/11/13	350,000	356,607
	3.625%, due 8/15/11	500,000	525,770
	4.375%, due 10/15/15	350,000	376,272
	4.50%, due 2/15/11	500,000	526,725
	4.875%, due 5/18/12	500,000	544,747
	5.375%, due 11/15/11	500,000	545,044
	5.50%, due 3/15/11	200,000	213,889
			3,604,448
	Tennessee Valley Authority 0.1%
	5.25%, due 9/15/39	150,000	158,269

	United States Treasury Bonds 0.3%
	3.50%, due 2/15/39	370,000	335,197
	4.50%, due 5/15/38	110,000	118,370
			453,567
¤	United States Treasury Notes 17.6%
	0.875%, due 1/31/11	1,840,000	1,847,691
	0.875%, due 2/28/11	2,115,000	2,123,096
	0.875%, due 3/31/11	775,000	777,603
	0.875%, due 4/30/11	250,000	250,684
	0.875%, due 5/31/11	2,420,000	2,425,767
	1.00%, due 7/31/11	200,000	200,570
	1.125%, due 6/30/11	75,000	75,434
	1.375%, due 4/15/12	600,000	602,625
	1.375%, due 5/15/12	3,416,000	3,427,474
	1.375%, due 9/15/12	1,450,000	1,447,507
	1.50%, due 7/15/12	1,750,000	1,758,750
	1.50%, due 12/31/13	555,000	543,423
	1.75%, due 1/31/14	275,000	271,563
	2.00%, due 11/30/13	3,402,000	3,406,783
	2.375%, due 8/31/14	500,000	501,875
	2.375%, due 9/30/14	375,000	376,039
	2.625%, due 6/30/14	650,000	661,578
	2.625%, due 7/31/14	115,000	116,923
	2.75%, due 10/31/13	545,000	562,457
	3.00%, due 8/31/16	650,000	653,860
	3.25%, due 5/31/16	65,000	66,589
	3.25%, due 6/30/16	1,500,000	1,536,445
	3.25%, due 7/31/16	700,000	716,407
	3.625%, due 8/15/19	175,000	179,621
			24,530,764
	Total U.S. Government & Federal Agencies (Cost $31,516,499)		31,767,721

Yankee Bonds 2.3% (e)
Banks 0.3%
Barclays Bank PLC 5.00%, due 9/22/16	150,000	151,915
Credit Suisse/New York NY 5.30%, due 8/13/19	225,000	230,703
		382,618
Food 0.2%
Delhaize Group 5.875%, due 2/1/14	220,000	236,934

Mining 0.4%
Rio Tinto Finance USA, Ltd. 8.95%, due 5/1/14	450,000	531,084

Oil & Gas 0.7%
Petroleos Mexicanos 4.875%, due 3/15/15 (c)	200,000	197,500
Shell International Finance B.V.
4.00%, due 3/21/14	350,000	367,645
4.30%, due 9/22/19	425,000	427,083
		992,228
Pharmaceuticals 0.1%
Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	175,000	186,298

Sovereign 0.3%
Svensk Exportkredit AB 3.25%, due 9/16/14	400,000	401,450

Telecommunications 0.3%
Deutsche Telekom International Finance B.V. 6.00%, due 7/8/19	250,000	267,920
Vodafone Group PLC 5.625%, due 2/27/17	200,000	211,958
		479,878

Total Yankee Bonds (Cost $3,028,008)		3,210,490

Total Long-Term Bonds (Cost $52,518,952)		53,903,795

Short-Term Investments 0.9%
Commercial Paper 0.9%
Societe Generale North America, Inc. 0.04%, due 10/1/09 (f)	1,200,000	1,200,000

Total Commercial Paper (Cost $1,200,000)		1,200,000

Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $60,405 (Collateralized by a United States Treasury Bill security with a rate of 0.129% and a maturity date of 12/24/09, with a Principal Amount of $65,000 and a Market Value of $64,981)	60,405	60,405

Total Repurchase Agreement (Cost $60,405)		60,405

Total Short-Term Investments (Cost $1,260,405)		1,260,405

Total Investments (Cost $129,973,582) (i)	100.7%	140,150,029
Liabilities in Excess of
Cash and Other Assets	(0.7)	(910,085)
Net Assets	100.0%	$139,239,944

	Contracts Short	Unrealized Depreciation (g)
Futures Contracts (0.0%)‡
United States Treasury Note December 2009 (10 Year) (h)	(14)	$(1,125)

Total Futures Contracts (Settlement Value $1,656,594)		$(1,125)

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Interest rate presented is yield to maturity.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2009.
(h)	At September 30, 2009, cash in the amount of $25,200 is segregated as collateral for futures contracts with the broker.
(i)	At September 30, 2009, cost is $130,498,384 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$15,242,215
Gross unrealized depreciation	(5,590,570)
Net unrealized appreciation	$9,651,645

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Advertising	$110,901	$—	$—	$110,901
Aerospace & Defense	1,758,081	—	—	1,758,081
Agriculture	1,981,242	—	—	1,981,242
Airlines	244,428	—	—	244,428
Apparel	1,509,935	—	—	1,509,935
Auto Parts & Equipment	104,475	—	—	104,475
Banks	2,499,855	—	—	2,499,855
Beverages	426,573	—	—	426,573
Biotechnology	1,613,192	—	—	1,613,192
Building Materials	156,242	—	—	156,242
Chemicals	2,108,533	—	—	2,108,533
Commercial Services	2,949,180	—	—	2,949,180
Computers	2,230,156	—	—	2,230,156
Cosmetics & Personal Care	1,624,789	—	—	1,624,789
Distribution & Wholesale	392,257	—	—	392,257
Diversified Financial Services	4,620,614	—	—	4,620,614
Electric	5,271,242	—	—	5,271,242
Electrical Components & Equipment	627,537	—	—	627,537
Electronics	384,898	—	—	384,898
Engineering & Construction	794,017	—	—	794,017
Entertainment	29,169	—	—	29,169
Environmental Controls	164,156	—	—	164,156
Food	1,605,009	—	—	1,605,009
Forest Products & Paper	454,248	—	—	454,248
Gas	1,501,297	—	—	1,501,297
Health Care - Products	615,579	—	—	615,579
Health Care - Services	1,239,612	—	—	1,239,612
Home Builders	186,295	—	—	186,295
Housewares	48,360	—	—	48,360
Insurance	7,011,259	—	—	7,011,259
Internet	1,680,269	—	—	1,680,269
Iron & Steel	2,552,155	—	—	2,552,155
Machinery - Diversified	1,154,027	—	—	1,154,027
Media	2,277,873	—	—	2,277,873
Metal Fabricate & Hardware	850,105	—	—	850,105
Miscellaneous - Manufacturing	3,515,968	—	—	3,515,968
Oil & Gas	7,122,518	—	—	7,122,518
Oil & Gas Services	707,985	—	—	707,985
Packaging & Containers	325,474	—	—	325,474
Pharmaceuticals	2,207,073	—	—	2,207,073
Real Estate Investment Trusts	4,323,489	—	—	4,323,489
Retail	5,260,609	—	—	5,260,609
Semiconductors	2,126,499	—	—	2,126,499
Software	201,216	—	—	201,216
Telecommunications	3,694,408	—	—	3,694,408
Toys, Games & Hobbies	404,567	—	—	404,567
Transportation	1,697,031	—	—	1,697,031
Total Common Stocks	84,364,397	—	—	84,364,397
Exchange Traded Fund	621,432	—	—	621,432
Long-Term Bonds
Asset-Backed Security	—	249,994	—	249,994
Corporate Bonds	—	18,275,886	—	18,275,886
Foreign Government Bond	—	399,704	—	399,704
U.S. Government & Federal Agencies	—	31,767,721	—	31,767,721
Yankee Bonds	—	3,210,490	—	3,210,490
Total Long-Term Bonds	—	53,903,795	—	53,903,795
Short-Term Investments
Commercial Paper	—	1,200,000	—	1,200,000
Repurchase Agreement	—	60,405	—	60,405
Total Short-Term Investments	—	1,260,405	—	1,260,405
Total	$84,985,829	$55,164,200	$—	$140,150,029

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts (a)	$(1,125)	$—	$—	$(1,125)
Total	$(1,125)	$—	$—	$(1,125)

 (a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Bond Portfolio
Portfolio of Investments ††† September 30, 2009 unaudited

	Principal Amount	Value
Long-Term Bonds 98.2%†
Asset-Backed Securities 4.0%
Automobile 0.4%
Drive Auto Receivables Trust Series 2005-3, Class A4 5.09%, due 6/17/13 (a)(b)	$567,300	$580,467
Harley-Davidson Motorcycle Trust Series 2007-3, Class B 6.04%, due 8/15/14	1,000,000	915,281
Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	1,500,000	1,499,963
		2,995,711
Credit Cards 0.5%
Nordstrom Private Label Credit Card Series 2007-1, Class A 4.92%, due 5/15/13 (a)	3,000,000	3,046,143
Diversified Financial Services 0.3%
Marriott Vacation Club Owner Trust Series 2007-2A, Class A 5.808%, due 10/20/29 (a)	2,567,674	2,167,721
Home Equity 2.8%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 5.833%, due 4/25/32	418,464	316,670
CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32	736,224	620,498
Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	1,000,000	950,010
Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33 (b)	797,050	665,786
Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.852%, due 5/25/36	941,479	581,211
Countrywide Asset-Backed Certificates
Series 2006-S8, Class A3 5.555%, due 4/25/36	1,582,937	611,124
Series 2006-S5, Class A3 5.762%, due 6/25/35	1,768,853	342,360
Series 2007-S1, Class A3 5.81%, due 11/25/36	829,401	269,178
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C 5.623%, due 2/25/37	1,000,000	421,579
Series 2007-CB4, Class A2B 5.723%, due 4/25/37 (b)	500,000	258,018
Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (b)	1,500,000	1,297,152
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH1, Class AF3 5.532%, due 11/25/36	1,000,000	710,340
Series 2007-CH2, Class AF3 5.552%, due 1/25/37	1,000,000	468,589
Series 2007-CH1, Class AF1B 5.935%, due 11/25/36	463,050	456,353
Series 2006-WF1, Class A6 6.00%, due 7/25/36	996,694	569,244
Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46	2,000,000	1,050,134
Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 5.086%, due 11/25/35 (b)	3,175,000	2,975,905
Renaissance Home Equity Loan Trust Series 2006-1, Class AF4 6.011%, due 5/25/36 (b)	5,000,000	2,703,177
Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (b)	758,569	623,341
Residential Funding Mortgage Securities II, Inc. Series 2007-HSA3, Class 1A3 6.03%, due 5/25/37 (b)	3,750,000	2,124,044
Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (b)	1,357,771	996,951
		19,011,664
Total Asset-Backed Securities (Cost $38,897,473)		27,221,239
Corporate Bonds 21.9%
Aerospace & Defense 1.4%
Boeing Co. 4.875%, due 2/15/20	2,300,000	2,372,517
L-3 Communications Corp. 5.20%, due 10/15/19 (a)(c)	1,200,000	1,203,000
Northrop Grumman Corp.
5.05%, due 8/1/19	780,000	819,599
7.75%, due 3/1/16	2,375,000	2,874,608
Raytheon Co.
5.375%, due 4/1/13	1,000,000	1,094,802
6.40%, due 12/15/18	1,175,000	1,372,348
		9,736,874
Agriculture 0.2%
Archer-Daniels-Midland Co. 5.45%, due 3/15/18	1,000,000	1,083,634
Auto Manufacturers 0.1%
DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	1,000,000	1,077,353
Banks 4.3%
American Express Bank FSB 6.00%, due 9/13/17	2,000,000	2,068,894
¤	Bank of America Corp.
	2.10%, due 4/30/12 (d)	3,000,000	3,042,096
	5.65%, due 5/1/18	6,050,000	5,973,709
	Bank of New York Mellon Corp. (The)
	4.30%, due 5/15/14	1,600,000	1,694,320
	5.45%, due 5/15/19	1,200,000	1,297,150
	BB&T Corp.
	3.375%, due 9/25/13	3,000,000	3,012,003
	6.85%, due 4/30/19	1,050,000	1,174,528
HSBC Bank USA N.A. 7.00%, due 1/15/39	1,000,000	1,167,979
JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	1,550,000	1,630,211
KeyBank N.A. 5.80%, due 7/1/14	290,000	281,141
Mellon Financial Corp. 6.40%, due 5/14/11	1,125,000	1,200,859
Mercantile-Safe Deposit & Trust Co. 5.70%, due 11/15/11	750,000	776,573
Morgan Stanley 5.625%, due 9/23/19	800,000	786,639
PNC Bank N.A. 6.875%, due 4/1/18	1,000,000	1,069,185
SunTrust Bank 5.20%, due 1/17/17	875,000	816,520
Wachovia Bank N.A. 6.60%, due 1/15/38	850,000	933,033
Wells Fargo & Co. 3.75%, due 10/1/14	2,750,000	2,736,239
		29,661,079
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc. 8.20%, due 1/15/39 (a)	1,625,000	2,142,788
Coca-Cola Enterprises, Inc. 5.00%, due 8/15/13	500,000	537,344
		2,680,132
Commercial Services 0.1%
McKesson Corp. 5.25%, due 3/1/13	375,000	396,438
Diversified Financial Services 3.4%
American Express Credit Corp. 7.30%, due 8/20/13	1,500,000	1,663,488
Citigroup, Inc. 6.125%, due 5/15/18	3,000,000	2,953,929
	General Electric Capital Corp.
	5.625%, due 5/1/18	3,000,000	2,985,606
	5.875%, due 1/14/38	1,000,000	917,080
	6.00%, due 6/15/12	1,500,000	1,606,536
¤	Goldman Sachs Group, Inc. (The)
	1.625%, due 7/15/11 (d)	3,000,000	3,029,904
	5.70%, due 9/1/12	1,000,000	1,078,974
	6.15%, due 4/1/18	2,000,000	2,103,826
JPMorgan Chase & Co. 4.60%, due 1/17/11	2,000,000	2,060,942
Morgan Stanley 6.75%, due 4/15/11	2,000,000	2,132,548
Pricoa Global Funding I 4.625%, due 6/25/12 (a)	2,700,000	2,668,945
		23,201,778
Electric 2.8%
Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,109,157
Carolina Power & Light Co. 6.125%, due 9/15/33	500,000	564,464
CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,420,571
Duke Energy Carolinas LLC 7.00%, due 11/15/18	2,000,000	2,393,560
Entergy Mississippi, Inc. 5.15%, due 2/1/13	500,000	514,768
IES Utilities, Inc. Series B 6.75%, due 3/15/11	500,000	530,247
Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,051,529
Nevada Power Co. 6.50%, due 4/15/12	3,500,000	3,740,044
Peco Energy Co.
5.00%, due 10/1/14	750,000	805,705
5.35%, due 3/1/18	1,500,000	1,598,182
Pepco Holdings, Inc. 6.45%, due 8/15/12	2,125,000	2,280,059
South Carolina Electric & Gas Co. 6.50%, due 11/1/18	600,000	692,954
Union Electric Co.
5.30%, due 8/1/37	800,000	755,651
6.70%, due 2/1/19	1,500,000	1,692,916
		19,149,807
Environmental Controls 0.3%
Republic Services, Inc. 5.50%, due 9/15/19 (a)(c)	2,000,000	2,060,314
Finance - Other Services 0.3%
National Rural Utilities Cooperative Finance Corp. 2.625%, due 9/16/12	1,800,000	1,809,657
Food 1.2%
ConAgra Foods, Inc. 7.00%, due 4/15/19	1,080,000	1,272,638
Kellogg Co. Series B 6.60%, due 4/1/11	2,605,000	2,791,862
Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,242,727
Safeway, Inc.
5.00%, due 8/15/19	750,000	766,942
6.25%, due 3/15/14	1,750,000	1,933,286
		8,007,455
Gas 0.3%
Atmos Energy Corp. 8.50%, due 3/15/19	485,000	598,764
Sempra Energy 6.50%, due 6/1/16	1,300,000	1,437,076
		2,035,840
Health Care - Services 0.4%
Roche Holdings, Inc. 5.00%, due 3/1/14 (a)	2,700,000	2,918,905
Insurance 1.1%
American General Finance Corp.
5.20%, due 12/15/11	1,100,000	886,953
6.90%, due 12/15/17	150,000	104,907
CIGNA Corp. 7.00%, due 1/15/11	500,000	523,803
MetLife Global Funding I 5.125%, due 6/10/14 (a)	2,700,000	2,820,663
MetLife, Inc. 6.75%, due 6/1/16	1,000,000	1,116,008
Principal Financial Group, Inc. 8.875%, due 5/15/19	810,000	970,510
Principal Life Income Funding Trust 5.20%, due 11/15/10	1,000,000	1,004,522
		7,427,366
Machinery - Diversified 0.2%
Deere & Co. 6.95%, due 4/25/14	1,000,000	1,157,309
Media 1.1%
Comcast Cable Communications Holdings, Inc. 8.375%, due 3/15/13	766,000	889,671
COX Communications, Inc. 8.375%, due 3/1/39 (a)	1,150,000	1,418,611
DirecTV Holdings LLC 4.75%, due 10/1/14 (a)(c)	2,200,000	2,200,000
Time Warner Cable, Inc.
8.25%, due 4/1/19	1,205,000	1,456,479
8.75%, due 2/14/19	500,000	615,965
Time Warner, Inc. 6.50%, due 11/15/36	1,000,000	1,023,253
		7,603,979
Miscellaneous - Manufacturing 0.1%
ITT Corp. 6.125%, due 5/1/19	1,000,000	1,083,919

Oil & Gas 0.4%
Motiva Enterprises LLC 5.20%, due 9/15/12 (a)	600,000	619,814
Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	1,977,500
		2,597,314

Packaging & Containers 0.2%
Bemis Co., Inc. 5.65%, due 8/1/14	1,460,000	1,550,129

Pipelines 0.2%
Plains All American Pipeline, L.P. 8.75%, due 5/1/19	1,450,000	1,740,584

Real Estate Investment Trusts 0.2%
AvalonBay Communities, Inc. 6.625%, due 9/15/11	1,000,000	1,064,853
Liberty Property, L.P. 8.50%, due 8/1/10	500,000	516,355
		1,581,208
Retail 0.1%
Home Depot, Inc. 5.875%, due 12/16/36	350,000	339,572
Yum! Brands, Inc. 6.875%, due 11/15/37	500,000	553,919
		893,491
Telecommunications 2.3%
AT&T, Inc. 6.55%, due 2/15/39	2,000,000	2,180,484
Embarq Corp. 7.995%, due 6/1/36	250,000	261,204
Harris Corp. 6.375%, due 6/15/19	1,200,000	1,324,453
SBC Communications, Inc.
5.10%, due 9/15/14	1,500,000	1,617,252
5.875%, due 2/1/12	2,500,000	2,712,132
Verizon Communications, Inc. 7.35%, due 4/1/39	2,000,000	2,371,568
Verizon Wireless Capital LLC
5.55%, due 2/1/14 (a)	3,000,000	3,242,043
8.50%, due 11/15/18 (a)	1,500,000	1,872,948
		15,582,084
Transportation 0.5%
Burlington Northern Santa Fe Corp. 4.70%, due 10/1/19	2,000,000	2,023,816
FedEx Corp. 8.00%, due 1/15/19	1,300,000	1,580,066
		3,603,882
Trucking & Leasing 0.3%
TTX Co. 5.00%, due 4/1/12 (a)	2,050,000	2,021,241

Total Corporate Bonds (Cost $139,988,660)		150,661,772

Foreign Government Bond 0.3%
Foreign Sovereign 0.3%
Province of Ontario 4.00%, due 10/7/19	2,400,000	2,398,224

Total Foreign Government Bond (Cost $2,395,872)		2,398,224

Medium Term Note 0.1%
Diversified Financial Services 0.1%
Morgan Stanley 6.625%, due 4/1/18	600,000	634,454

Total Medium Term Note (Cost $615,648)		634,454

Mortgage-Backed Securities 4.5%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.5%
Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36	1,000,000	583,803
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-8, Class A4 5.099%, due 8/25/35 (a)	500,000	420,839
¤	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	1,000,000	956,375
	Series 2006-PW11, Class A3 5.623%, due 3/11/39 (e)	1,000,000	906,665
	Series 2006-PW11, Class AM 5.623%, due 3/11/39 (e)	500,000	398,589
	Series 2007-T28, Class A3 5.793%, due 9/11/42	5,000,000	4,838,692
	Series 2006-PW12, Class AAB 5.878%, due 9/11/38 (e)	1,000,000	1,011,183
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.729%, due 2/15/39 (e)	5,000,000	3,823,999
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	1,000,000	902,942
	Series 2007-LD12, Class A3 6.188%, due 2/15/51 (e)	1,000,000	876,292
	LB-UBS Commercial Mortgage Trust
	Series 2007-C6, Class AAB 5.855%, due 7/15/40	1,000,000	941,433
	Series 2007-C6, Class A3 5.933%, due 7/15/40	1,000,000	886,581
	Merrill Lynch Mortgage Trust
	Series 2005-LC1, Class A3 5.289%, due 1/12/44	2,500,000	2,599,546
	Series 2007-C1, Class A3 6.022%, due 6/12/50	2,240,000	1,942,062
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4, Class A3 5.172%, due 12/12/49	2,080,000	1,752,056
	Series 2007-8, Class A2 6.119%, due 8/12/49 (e)	1,000,000	984,372
	Morgan Stanley Capital I
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49	1,000,000	919,758
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44	1,000,000	756,701
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3 5.729%, due 9/25/36 (e)	1,000,000	660,166
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37	2,000,000	1,436,982
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29, Class AM 5.339%, due 11/15/48	2,000,000	1,485,228
	Series 2006-C28, Class A4 5.572%, due 10/15/48	2,200,000	1,928,440
	Total Mortgage-Backed Securities (Cost $34,987,045)		31,012,704
	U.S. Government & Federal Agencies 62.6%
¤	Federal Home Loan Mortgage Corporation 2.5%
	3.75%, due 6/28/13	6,900,000	7,321,231
	4.75%, due 1/19/16	2,000,000	2,181,136
	5.125%, due 4/18/11	3,000,000	3,201,090
	5.50%, due 7/18/16	4,000,000	4,536,552
			17,240,009
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 17.6%
	4.00%, due 8/1/24	2,000,000	2,037,715
	4.00%, due 1/1/39	2,427,815	2,403,527
	4.00%, due 9/1/39	4,000,000	3,959,583
	4.50%, due 4/1/22	1,030,568	1,078,987
	4.50%, due 5/1/22	64,159	66,612
	4.50%, due 4/1/23	2,001,551	2,075,887
	4.50%, due 6/1/24	2,000,000	2,072,714
	4.50%, due 9/1/35	1,642,370	1,668,374
	4.50%, due 1/1/39	906,847	918,745
	4.50%, due 4/1/39	1,643,405	1,664,804
	4.50%, due 6/1/39	3,000,001	3,039,063
	5.00%, due 10/1/20	980,768	1,038,006
	5.00%, due 12/1/20	3,152,263	3,336,226
	5.00%, due 1/1/21	507,212	534,752
	5.00%, due 5/1/21	916,564	970,054
	5.00%, due 8/1/35	815,770	845,885
	5.00%, due 8/1/35 TBA (f)	7,500,000	7,748,438
	5.00%, due 8/1/37	3,870,594	4,005,621
	5.00%, due 4/1/38	263,645	272,827
	5.50%, due 12/1/18	813,335	872,747
	5.50%, due 9/1/21	1,018,874	1,080,564
	5.50%, due 9/1/22	1,236,991	1,310,921
	5.50%, due 8/1/35 TBA (f)	31,500,000	32,966,703
	5.50%, due 8/1/37	1,643,858	1,723,054
	5.50%, due 9/1/37	9,257,193	9,703,178
	5.50%, due 1/1/38	3,487,283	3,655,290
	6.00%, due 7/1/21	2,330,462	2,487,587
	6.00%, due 8/1/36	4,868,746	5,153,567
	6.00%, due 2/1/37	742,315	785,740
	6.00%, due 9/1/37	4,685,758	4,956,946
	6.00%, due 11/1/37	2,128,671	2,251,868
	6.00%, due 10/1/38	9,212,695	9,735,285
	6.50%, due 7/1/17	179,170	192,069
	6.50%, due 11/1/35	243,148	260,558
	6.50%, due 8/1/37	777,925	830,302
	6.50%, due 11/1/37	1,853,463	1,978,255
	7.00%, due 1/1/33	1,014,375	1,112,056
	7.00%, due 9/1/33	324,173	353,510
			121,148,020
¤	Federal National Mortgage Association 2.7%
	2.75%, due 3/13/14	6,600,000	6,701,911
	4.625%, due 10/15/13	6,000,000	6,552,396
	4.875%, due 5/18/12	2,000,000	2,178,988
	5.50%, due 3/15/11	3,000,000	3,208,338
			18,641,633
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 6.0%
	4.00%, due 10/1/20	759	775
	4.00%, due 3/1/22	391,988	399,502
	4.50%, due 5/1/24	6,378,412	6,618,287
	5.00%, due 1/1/21	178,970	189,247
	5.00%, due 4/1/23	2,131,844	2,239,935
	5.00%, due 3/1/34	2,085,638	2,163,284
	5.00%, due 4/1/34	5,919,700	6,140,084
	5.00%, due 5/1/37	15,856	16,404
	5.00%, due 2/1/38	378,860	391,937
	5.00%, due 3/1/38	845,338	874,516
	5.00%, due 4/1/38	8,195,003	8,477,867
	5.00%, due 5/1/38	1,279,430	1,323,591
	5.00%, due 7/1/38	970,561	1,004,061
	5.50%, due 5/1/16	66,919	71,229
	5.50%, due 1/1/21	20,685	22,002
	5.50%, due 12/1/21	85,297	90,488
	5.50%, due 1/1/22	543,928	577,031
	5.50%, due 2/1/22	42,003	44,487
	5.50%, due 7/1/35	503,261	528,529
	5.50%, due 7/1/37	1,866,587	1,956,222
	6.00%, due 1/1/36	17,397	18,409
	6.00%, due 3/1/36	858,197	908,134
	6.50%, due 11/1/09	1	1
	6.50%, due 10/1/36	1,387,428	1,486,123
	6.50%, due 1/1/37	2,760,871	2,957,266
	6.50%, due 8/1/37	336,555	360,286
	6.50%, due 10/1/37	1,353,671	1,449,119
	7.00%, due 9/1/37	358,903	392,049
	7.00%, due 10/1/37	26,609	29,066
	7.00%, due 11/1/37	27,700	30,259
	7.50%, due 7/1/28	103,525	115,889
			40,876,079
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 5.9%
	4.50%, due 9/15/35	399,746	407,741
	4.50%, due 5/15/39	4,970,588	5,054,467
	5.00%, due 1/15/39	438,638	454,909
	5.00%, due 3/15/39	5,366,605	5,565,672
	5.50%, due 7/15/35	586,528	618,328
	5.50%, due 8/15/35	514,253	542,135
	5.50%, due 5/15/36	599,886	631,568
	5.50%, due 7/15/36	376,628	396,518
	5.50%, due 5/15/37	35,913	37,770
	5.50%, due 11/15/37	699,149	735,308
	5.50%, due 6/15/38	8,000,000	8,410,000
	5.50%, due 8/15/38	883,814	929,109
	5.50%, due 12/15/38	140,215	147,521
	6.00%, due 1/15/36	1,297,499	1,373,727
	6.00%, due 11/15/37	580,877	614,550
	6.00%, due 12/15/37	4,422,972	4,683,377
	6.00%, due 9/15/38	3,651,866	3,862,989
	6.00%, due 10/15/38	3,118,105	3,298,370
	6.50%, due 1/15/36	601,769	640,433
	6.50%, due 3/15/36	307,804	327,581
	6.50%, due 6/15/36	741,214	788,837
	6.50%, due 9/15/36	157,047	167,138
	6.50%, due 7/15/37	891,404	948,259
	7.00%, due 7/15/31	80,249	88,674
			40,724,981
	Tennessee Valley Authority 0.2%
	5.25%, due 9/15/39	1,000,000	1,055,123

¤	United States Treasury Bonds 1.7%
	3.50%, due 2/15/39	2,840,000	2,572,864
	4.25%, due 5/15/39	3,070,000	3,176,010
	4.375%, due 2/15/38	590,000	621,529
	4.50%, due 5/15/38	745,000	801,690
	6.25%, due 8/15/23	1,300,000	1,629,469
	8.125%, due 8/15/19	2,256,000	3,143,596
			11,945,158
¤	United States Treasury Notes 26.0%
	0.875%, due 5/31/11	33,050,000	33,128,758
	1.125%, due 1/15/12	2,700,000	2,700,000
	1.375%, due 4/15/12	7,200,000	7,231,500
	1.375%, due 5/15/12	11,000,000	11,036,949
	1.50%, due 7/15/12	2,000,000	2,010,000
	1.50%, due 12/31/13	240,000	234,994
	1.75%, due 8/15/12	9,000,000	9,092,808
	1.875%, due 6/15/12	4,000,000	4,062,500
	1.875%, due 2/28/14	5,135,000	5,090,469
	2.25%, due 5/31/14	8,800,000	8,826,814
	2.375%, due 8/31/14	1,450,000	1,455,437
	2.375%, due 9/30/14	19,775,000	19,829,816
	2.625%, due 6/30/14	505,000	513,995
	2.625%, due 7/31/14	650,000	660,867
	2.625%, due 2/29/16	10,075,000	9,967,953
	2.625%, due 4/30/16	200,000	197,406
	3.00%, due 8/31/16	1,250,000	1,257,423
	3.125%, due 5/15/19	19,585,000	19,271,327
	3.25%, due 5/31/16	900,000	922,008
	3.25%, due 6/30/16	22,900,000	23,456,401
	3.625%, due 8/15/19	3,260,000	3,346,084
	3.75%, due 11/15/18	5,620,000	5,815,385
	4.25%, due 8/15/15	6,550,000	7,133,356
	4.625%, due 11/15/16	1,400,000	1,551,813
			178,794,063
	Total U.S. Government & Federal Agencies (Cost $421,212,862)		430,425,066

Yankee Bonds 4.8% (g)
Banks 0.5%
Barclays Bank PLC 5.00%, due 9/22/16	1,250,000	1,265,960
Credit Suisse/New York NY 5.30%, due 8/13/19	1,025,000	1,050,981
Nordea Bank Sweden AB 5.25%, due 11/30/12 (a)	800,000	818,939
		3,135,880
Beverages 0.5%
Diageo Capital PLC 5.75%, due 10/23/17	1,750,000	1,920,767
Molson Coors Capital Finance ULC 4.85%, due 9/22/10	1,500,000	1,549,953
		3,470,720
Electric 0.2%
E.ON International Finance B.V. 6.65%, due 4/30/38 (a)	850,000	994,215
Mining 0.6%
Rio Tinto Finance USA, Ltd. 8.95%, due 5/1/14	3,750,000	4,425,701
Oil & Gas 0.8%
Petroleos Mexicanos 4.875%, due 3/15/15 (a)(c)	800,000	790,000
Shell International Finance B.V.
4.00%, due 3/21/14	750,000	787,812
4.30%, due 9/22/19	3,600,000	3,617,644
		5,195,456
Pharmaceuticals 0.2%
Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	1,575,000	1,676,680
Pipelines 0.4%
TransCanada Pipelines, Ltd.
4.00%, due 6/15/13	500,000	509,443
7.25%, due 8/15/38	1,000,000	1,239,905
7.625%, due 1/15/39	950,000	1,212,230
		2,961,578
Sovereign 0.4%
Svensk Exportkredit AB 3.25%, due 9/16/14	2,850,000	2,860,328
Telecommunications 1.2%
Deutsche Telekom International Finance B.V.
6.00%, due 7/8/19	2,800,000	3,000,701
6.75%, due 8/20/18	1,920,000	2,149,699
Telecom Italia Capital S.A.
4.00%, due 1/15/10	375,000	377,565
5.25%, due 10/1/15	250,000	258,818
Telefonica Europe B.V. 7.75%, due 9/15/10	500,000	528,897
Vodafone Group PLC 5.625%, due 2/27/17	1,750,000	1,854,633
		8,170,313
Total Yankee Bonds (Cost $29,889,784)		32,890,871
Total Long-Term Bonds (Cost $667,987,344)		675,244,330

Short-Term Investments 8.1%
Commercial Paper 2.2%
Societe Generale North America, Inc. 0.04%, due 10/1/09 (h)	15,100,000	15,100,000
Total Commercial Paper (Cost $15,100,000)		15,100,000
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $804,433 (Collateralized by a United States Treasury Bill with a rate of 0.129% and a maturity date of 12/24/09, with a Principal Amount of $825,000 and a Market Value of $824,753).	804,433	804,433
Total Repurchase Agreement (Cost $804,433)		804,433
U.S. Government 5.8%
Federal Home Loan Bank Discount Note (zero coupon), due 10/14/09 (h)	40,000,000	39,998,556
Total U.S. Government (Cost $39,998,556)		39,998,556
Total Short-Term Investments (Cost $55,902,989)		55,902,989

Total Investments (Cost $723,890,333) (k)	106.3%	731,147,319
Liabilities in Excess of
Cash and Other Assets	(6.3)	(43,460,417)
Net Assets	100.0%	$687,686,902

	Contracts Short	Unrealized Depreciation (i)
Futures Contracts (0.0%)‡
United States Treasury Note December 2009 (10 Year) (j)	(200)	$(16,075)
Total Futures Contracts (Settlement Value $23,665,625)		$(16,075)

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at September 30, 2009 is $13,174,851, which represents 1.9% of the Portfolio's net assets.
(c)	Illiquid security. The total market value of these securities at September 30, 2009 is $6,253,314, which represents 0.9% of the Portfolio's net assets.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Floating rate. Rate shown is the rate in effect at September 30, 2009.
(f)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2009 is $40,715,141, which represents 5.9% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate presented is yield to maturity.
(i)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2009.
(j)	At September 30, 2009, cash in the amount of $360,000 is segregated as collateral for futures contracts with the broker.
(k)	At September 30, 2009, cost is $723,942,857 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$24,352,200
Gross unrealized depreciation	(17,147,739)
Net unrealized appreciation	$7,204,461

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Securities	$—	$27,221,239	$—	$27,221,239
Corporate Bonds	—	150,661,772	—	150,661,772
Foreign Government Bond	—	2,398,224	—	2,398,224
Medium Term Note	—	634,454	—	634,454
Mortgage-Backed Securities	—	31,012,704	—	31,012,704
U.S. Government & Federal Agencies	—	430,425,066	—	430,425,066
Yankee Bonds	—	32,890,871	—	32,890,871
Total Long-Term Bonds	—	675,244,330	—	675,244,330
Short-Term Investments
Commercial Paper	—	15,100,000	—	15,100,000
Repurchase Agreement	—	804,433	—	804,433
U.S. Government	—	39,998,556	—	39,998,556
Total Short-Term Investments	—	55,902,989	—	55,902,989
Total	$—	$731,147,319	$—	$731,147,319

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts Short (a)	$(16,075)	$—	$—	$(16,075)

Total	$(16,075)	$—	$—	$(16,075)

(a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Capital Appreciation Portfolio
Portfolio of Investments September 30, 2009 unaudited

		Shares	Value
	Common Stocks 97.6%†
	Aerospace & Defense 2.1%
	Lockheed Martin Corp.	39,326	$3,070,574
	Precision Castparts Corp.	60,331	6,145,919
			9,216,493
	Air Freight & Logistics 0.8%
	C.H. Robinson Worldwide, Inc.	64,639	3,732,902

	Beverages 5.1%
¤	Coca-Cola Co. (The)	178,193	9,568,964
	Hansen Natural Corp. (a)	48,638	1,786,960
¤	PepsiCo, Inc.	189,732	11,129,679
			22,485,603
	Biotechnology 4.0%
	Celgene Corp. (a)	74,970	4,190,823
	Genzyme Corp. (a)	21,801	1,236,771
	Gilead Sciences, Inc. (a)	187,288	8,723,875
	OSI Pharmaceuticals, Inc. (a)	63,375	2,237,137
	Vertex Pharmaceuticals, Inc. (a)	36,575	1,386,193
			17,774,799
	Capital Markets 4.4%
	BlackRock, Inc.	25,843	5,603,279
	Charles Schwab Corp. (The)	256,517	4,912,301
	Goldman Sachs Group, Inc. (The)	28,410	5,237,383
	Greenhill & Co., Inc.	41,248	3,694,996
			19,447,959
	Chemicals 2.1%
	Ecolab, Inc.	56,356	2,605,338
	Monsanto Co.	86,664	6,707,794
			9,313,132
	Communications Equipment 5.9%
	Brocade Communications Systems, Inc. (a)	423,265	3,326,863
¤	Cisco Systems, Inc. (a)	421,727	9,927,453
	Juniper Networks, Inc. (a)	120,911	3,267,015
	QUALCOMM, Inc.	209,520	9,424,210
			25,945,541
	Computers & Peripherals 8.0%
¤	Apple, Inc. (a)	92,356	17,120,031
¤	Hewlett-Packard Co.	254,899	12,033,782
	International Business Machines Corp.	51,344	6,141,256
			35,295,069
	Consumer Finance 0.9%
	American Express Co.	118,285	4,009,862

	Diversified Financial Services 0.9%
	JPMorgan Chase & Co.	93,700	4,105,934

	Energy Equipment & Services 2.8%
	FMC Technologies, Inc. (a)	105,627	5,517,955
	Transocean, Ltd. (a)	40,300	3,446,859
	Weatherford International, Ltd. (a)	157,854	3,272,313
			12,237,127
	Food & Staples Retailing 3.6%
	CVS Caremark Corp.	134,516	4,807,602
¤	Wal-Mart Stores, Inc.	229,828	11,282,256
			16,089,858
	Health Care Equipment & Supplies 4.8%
	Baxter International, Inc.	142,410	8,118,794
	Hospira, Inc. (a)	103,498	4,616,011
	Medtronic, Inc.	70,729	2,602,827
	St. Jude Medical, Inc. (a)	157,100	6,128,471
			21,466,103
	Health Care Providers & Services 2.9%
	DaVita, Inc. (a)	61,763	3,498,256
	Medco Health Solutions, Inc. (a)	170,300	9,419,293
			12,917,549
	Hotels, Restaurants & Leisure 2.8%
	Carnival Corp.	156,520	5,208,986
	McDonald's Corp.	122,212	6,974,639
			12,183,625
	Insurance 0.8%
	Hartford Financial Services Group, Inc. (The)	130,448	3,456,872

	Internet & Catalog Retail 2.9%
	Amazon.com, Inc. (a)	54,072	5,048,162
	Priceline.com, Inc. (a)	46,260	7,670,833
			12,718,995
	Internet Software & Services 4.2%
	Baidu, Inc., ADR (a)(b)	5,581	2,182,450
	Equinix, Inc. (a)	28,997	2,667,724
¤	Google, Inc. Class A (a)	27,979	13,873,387
			18,723,561
	IT Services 3.2%
	Cognizant Technology Solutions Corp. Class A (a)	173,393	6,703,373
	Visa, Inc. Class A	109,690	7,580,676
			14,284,049
	Machinery 4.7%
	Danaher Corp.	89,266	6,009,387
	Illinois Tool Works, Inc.	113,655	4,854,205
	Ingersoll-Rand PLC	157,241	4,822,582
	Joy Global, Inc.	101,033	4,944,555
			20,630,729
	Multiline Retail 2.6%
	Kohl's Corp. (a)	117,543	6,705,828
	Target Corp.	101,969	4,759,913
			11,465,741
	Oil, Gas & Consumable Fuels 2.9%
	PetroHawk Energy Corp. (a)	128,809	3,118,466
	Petroleo Brasileiro S.A., ADR (b)	68,688	3,152,779
	Southwestern Energy Co. (a)	76,842	3,279,616
	Suncor Energy, Inc.	93,671	3,237,270
			12,788,131
	Pharmaceuticals 4.0%
	Abbott Laboratories	191,671	9,481,964
	Allergan, Inc.	50,238	2,851,509
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	106,280	5,373,517
			17,706,990
	Road & Rail 1.7%
	Union Pacific Corp.	127,179	7,420,895

	Semiconductors & Semiconductor Equipment 7.4%
	Broadcom Corp. Class A (a)	134,870	4,139,160
¤	Intel Corp.	521,567	10,207,066
	Lam Research Corp. (a)	195,846	6,690,100
	Marvell Technology Group, Ltd. (a)	276,949	4,483,804
	Texas Instruments, Inc.	314,614	7,453,206
			32,973,336
	Software 6.8%
¤	Microsoft Corp.	790,718	20,471,689
¤	Oracle Corp.	465,545	9,701,958
			30,173,647
	Specialty Retail 1.7%
	Best Buy Co., Inc.	100,748	3,780,065
	Urban Outfitters, Inc. (a)	126,464	3,815,419
			7,595,484
	Textiles, Apparel & Luxury Goods 1.0%
	Coach, Inc.	136,133	4,481,498

	Tobacco 1.1%
	Philip Morris International, Inc.	96,000	4,679,040

	Trading Companies & Distributors 0.7%
	Fastenal Co.	78,865	3,052,076

	Wireless Telecommunication Services 0.8%
	American Tower Corp. Class A (a)	99,374	3,617,214

	Total Common Stocks (Cost $389,724,420)		431,989,814

	Exchange Traded Fund 1.0% (c)
	iShares Russell 1000 Growth Index Fund	95,846	4,438,628

	Total Exchange Traded Fund (Cost $3,361,303)		4,438,628

		Principal Amount	Value
	Short-Term Investment 1.6%
	Repurchase Agreement 1.6%
	State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $6,859,733 (Collateralized by a United States Treasury Bill with a rate of 0.119% and a maturity date of 12/31/09, with a Principal Amount of $7,000,000 and a Market Value of $6,997,900)	$6,859,731	6,859,731

	Total Short-Term Investment (Cost $6,859,731)		6,859,731

	Total Investments (Cost $399,945,454) (d)	100.2%	443,288,173
	Liabilities in Excess of
	Cash and Other Assets	(0.2)	(815,046)
	Net Assets	100.0%	$442,473,127

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(d)	At September 30, 2009, cost is $401,959,059 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$52,454,125
Gross unrealized depreciation	(11,125,011)
Net unrealized appreciation	$41,329,114

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$9,216,493	$—	$—	$9,216,493
Air Freight & Logistics	3,732,902	—	—	3,732,902
Beverages	22,485,603	—	—	22,485,603
Biotechnology	17,774,799	—	—	17,774,799
Capital Markets	19,447,959	—	—	19,447,959
Chemicals	9,313,132	—	—	9,313,132
Communications Equipment	25,945,541	—	—	25,945,541
Computers & Peripherals	35,295,069	—	—	35,295,069
Consumer Finance	4,009,862	—	—	4,009,862
Diversified Financial Services	4,105,934	—	—	4,105,934
Energy Equipment & Services	12,237,127	—	—	12,237,127
Food & Staples Retailing	16,089,858	—	—	16,089,858
Health Care Equipment & Supplies	21,466,103	—	—	21,466,103
Health Care Providers & Services	12,917,549	—	—	12,917,549
Hotels, Restaurants & Leisure	12,183,625	—	—	12,183,625
Insurance	3,456,872	—	—	3,456,872
Internet & Catalog Retail	12,718,995	—	—	12,718,995
Internet Software & Services	18,723,561	—	—	18,723,561
IT Services	14,284,049	—	—	14,284,049
Machinery	20,630,729	—	—	20,630,729
Multiline Retail	11,465,741	—	—	11,465,741
Oil, Gas & Consumable Fuels	12,788,131	—	—	12,788,131
Pharmaceuticals	17,706,990	—	—	17,706,990
Road & Rail	7,420,895	—	—	7,420,895
Semiconductors & Semiconductor Equipment	32,973,336	—	—	32,973,336
Software	30,173,647	—	—	30,173,647
Specialty Retail	7,595,484	—	—	7,595,484
Textiles, Apparel & Luxury Goods	4,481,498	—	—	4,481,498
Tobacco	4,679,040	—	—	4,679,040
Trading Companies & Distributors	3,052,076	—	—	3,052,076
Wireless Telecommunication Services	3,617,214	—	—	3,617,214
Total Common Stocks	431,989,814	—	—	431,989,814
Exchange Traded Fund	4,438,628	—	—	4,438,628
Short-Term Investment
Repurchase Agreement	—	6,859,731	—	6,859,731
Total Short-Term Investment	—	6,859,731	—	6,859,731
Total	$436,428,442	$6,859,731	$—	$443,288,173

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cash Management Portfolio
Portfolio of Investments September 30, 2009 unaudited

	Principal Amount	Amortized Cost
Short-Term Investments 100.8%†
Asset-Backed Securities 1.4%
BMW Vehicle Lease Trust Series 2009-1, Class A1 0.792%, due 6/15/10	$1,224,476	$1,224,476
CIT Equipment Collateral Series 2009-VT1, Class A1 1.22%, due 6/15/10 (a)	2,632,943	2,632,943
CNH Equipment Trust Series 2009-A, Class A1 1.736%, due 4/15/10	285,290	285,290
Ford Credit Auto Owner Trust
Series 2009-B, Class A1 0.988%, due 6/15/10 (a)	1,649,632	1,649,632
Series 2009-A, Class A1 1.861%, due 4/15/10 (a)	923,198	923,198
Honda Auto Receivables Owner Trust Series 2009-2, Class A1 1.318%, due 5/17/10	1,139,798	1,139,798
Huntington Auto Trust Series 2009-1A, Class A1 1.989%, due 4/15/10 (a)	1,327,410	1,327,410
Nissan Auto Lease Trust Series 2009-A, Class A1 1.043%, due 6/15/10	1,479,377	1,479,377
Nissan Auto Receivables Owner Trust Series 2009-A, Class A1 1.764%, due 4/15/10	1,619,780	1,619,780
Volkswagen Auto Lease Trust Series 2009-A, Class A1 1.452%, due 5/17/10	751,883	751,883
		13,033,787
Commercial Paper 48.0%
Abbot Laboratories 0.20%, due 10/26/09 (a)(b)	3,200,000	3,199,556
American Water Capital 0.40%, due 10/23/09 (a)(b)	4,100,000	4,098,998
Avery Dennison Corp. 0.25%, due 10/1/09 (a)(b)	6,300,000	6,300,000
Basin Electric Power Cooperative
0.20%, due 10/22/09 (a)(b)	10,000,000	9,998,833
0.20%, due 11/3/09 (a)(b)	8,000,000	7,998,533
BNP Paribas Finance, Inc.
0.14%, due 10/6/09 (b)	9,750,000	9,749,810
0.19%, due 10/8/09 (b)	8,000,000	7,999,704
0.19%, due 10/9/09 (b)	11,000,000	10,999,536
BP Capital Markets PLC 0.90%, due 11/3/09 (a)(b)	10,000,000	9,991,750
Brown-Forman Corp. 0.20%, due 10/14/09 (a)(b)	5,800,000	5,799,581
Campbell Soup Co.
0.19%, due 11/3/09 (a)(b)	6,600,000	6,598,851
0.50%, due 4/29/10 (a)(b)	13,000,000	12,962,083
0.60%, due 7/30/10 (a)(b)	3,000,000	2,984,900
Clorox Co. (The) 0.27%, due 10/22/09 (a)(b)	2,545,000	2,544,599
Coca-Cola Co.
0.15%, due 11/16/09 (a)(b)	12,000,000	11,997,700
0.22%, due 10/21/09 (a)(b)	9,500,000	9,498,839
Danaher Corp. 0.14%, due 10/27/09 (a)(b)	10,900,000	10,898,898
Duke Energy Corp. 0.28%, due 10/8/09 (a)(b)	4,700,000	4,699,744
Dupont EI De Nemours Co. 0.17%, due 10/21/09 (a)(b)	14,250,000	14,248,654
European Investment Bank 0.10%, due 10/28/09 (b)	9,750,000	9,749,269
Export Development Corp. 0.85%, due 11/9/09 (b)	11,900,000	11,889,042
FPL Group Capital, Inc.
0.15%, due 10/20/09 (a)(b)	3,000,000	2,999,763
0.16%, due 10/2/09 (a)(b)	12,000,000	11,999,947
0.18%, due 10/7/09 (a)(b)	11,000,000	10,999,670
General Electric Capital Co. 0.13%, due 10/20/09 (b)	9,750,000	9,749,331
GlaxoSmithKline Financial PLC 0.14%, due 10/14/09 (a)(b)	3,400,000	3,399,828
H.J. Heinz Financial Co. 0.25%, due 10/28/09 (a)(b)	5,575,000	5,573,955
Hewlett Packard Co. 0.11%, due 10/7/09 (a)(b)	5,850,000	5,849,893
Honeywell International, Inc. 0.70%, due 11/2/09 (a)(b)	16,000,000	15,990,044
HSBC Finance Corp. 0.25%, due 10/29/09 (b)	11,000,000	10,997,861
John Deere Capital Corp. 0.15%, due 10/13/09 (a)(b)	1,500,000	1,499,925
JPMorgan Chase & Co.
0.05%, due 10/1/09 (b)	9,750,000	9,750,000
0.19%, due 10/5/09 (a)(b)	6,000,000	5,999,873
0.19%, due 10/19/09 (a)(b)	10,000,000	9,999,050
Kellogg Co. 0.20%, due 10/1/09 (a)(b)	1,885,000	1,885,000
L'Oreal USA, Inc. 0.15%, due 10/20/09 (a)(b)	4,895,000	4,894,613
Microsoft Corp. 0.15%, due 10/28/09 (a)(b)	7,000,000	6,999,213
National Rural Utility Cooperative Financial Corp.
0.28%, due 10/15/09 (b)	13,000,000	12,998,584
0.32%, due 10/20/09 (b)	10,000,000	9,998,311
Nestle Capital Corp. 0.19%, due 10/5/09 (a)(b)	10,000,000	9,999,789
NSTAR Electric Co.
0.15%, due 10/5/09 (b)	9,100,000	9,099,848
0.15%, due 10/7/09 (a)(b)	16,000,000	15,999,600
Paccar Financial Corp.
0.15%, due 10/14/09 (b)	3,490,000	3,489,811
0.17%, due 10/22/09 (b)	10,000,000	9,999,008
Parker-Hannifin Corp. 0.14%, due 10/8/09 (a)(b)	5,950,000	5,949,838
PepsiAmericas, Inc. 0.17%, due 10/16/09 (a)(b)	5,790,000	5,789,590
Pitney Bowes, Inc. 0.13%, due 10/7/09 (a)(b)	3,900,000	3,899,916
Private Export Funding Corp. 0.25%, due 10/1/09 (a)(b)	12,150,000	12,150,000
Procter & Gamble Co.
0.22%, due 11/10/09 (a)(b)	11,000,000	10,997,311
0.24%, due 11/20/09 (a)(b)	8,000,000	7,997,333
Societe Generale North America, Inc. 0.175%, due 10/6/09 (b)	7,800,000	7,799,810
Southern Co. Funding Corp.
0.16%, due 10/13/09 (a)(b)	2,000,000	1,999,893
0.16%, due 10/21/09 (a)(b)	10,000,000	9,999,111
Transocean, Ltd. 0.32%, due 10/15/09 (a)(b)	6,300,000	6,299,216
Tyco International Finance S.A. 0.28%, due 10/16/09 (a)(b)	4,500,000	4,499,475
Unilever Capital Corp. 0.15%, due 10/14/09 (a)(b)	7,634,000	7,633,587
		449,396,877
Corporate Bonds 8.7%
Bank of America Corp. 0.848%, due 12/2/10 (c)(d)	2,000,000	2,013,990
Bank of America N.A. 0.33%, due 9/13/10 (c)(d)	8,250,000	8,250,000
Citigroup, Inc. 0.859%, due 12/9/10 (c)(d)	7,000,000	7,051,591
General Electric Capital Corp.
0.379%, due 3/11/11 (c)(d)	5,500,000	5,500,000
0.939%, due 12/9/10 (c)(d)	4,000,000	4,035,325
Goldman Sachs Group, Inc. (The) 4.50%, due 6/15/10	5,700,000	5,849,863
International Bank for Reconstruction & Development
0.11%, due 10/23/09	9,750,000	9,749,345
0.174%, due 11/17/09	9,000,000	8,998,002
JPMorgan Chase & Co. 0.785%, due 10/2/09 (c)	2,600,000	2,599,943
Keycorp 0.949%, due 12/15/10 (c)(d)	7,000,000	7,061,768
Praxair, Inc. 0.477%, due 5/26/10 (c)	7,000,000	7,000,000
Roche Holdings, Inc. 1.393%, due 2/25/10 (a)(c)	9,500,000	9,500,000
SunTrust Bank 0.945%, due 12/16/10 (c)(d)	3,500,000	3,532,204
		81,142,031

Repurchase Agreements 7.4%
Bank of America N.A. 0.03%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $27,000,023 (Collateralized by a United States Treasury Note, with a rate of 2.375% and a maturity date of 09/30/14, with a Principal Amount of $27,497,200 and a Market Value of $27,540,096)	27,000,000	27,000,000
Deutsche Bank Securities, Inc. 0.04%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $27,000,030 (Collateralized by United States Treasury Note, with a rate of 4.625% and a maturity date of 10/31/11, with a Principal Amount of $25,195,400 and a Market Value of $27,540,057)	27,000,000	27,000,000
Morgan Stanley Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $15,387,004 (Collateralized by a United States Treasury Bond, with a rate of 4.375% and a maturity date of 2/15/38, with a Principal Amount of $14,765,100 and a Market Value of $15,694,840)	15,387,000	15,387,000
		69,387,000

U.S. Government & Federal Agencies 35.0%
Federal Farm Credit (Discount Note) 0.40%, due 5/3/10 (b)	13,000,000	12,969,089
Federal Farm Credit Bank
0.166%, due 7/28/10 (c)	10,000,000	10,000,000
1.05%, due 3/18/10	11,000,000	10,999,241
2.75%, due 5/4/10	7,000,000	7,082,234
5.25%, due 9/13/10	14,000,000	14,616,223
Federal Home Loan Bank
0.05%, due 10/29/10	6,000,000	6,000,000
0.173%, due 3/26/10 (c)	7,000,000	7,000,251
0.396%, due 2/19/10 (c)	12,750,000	12,756,468
0.55%, due 8/4/10	6,000,000	6,002,169
0.60%, due 6/15/10	5,000,000	5,006,182
0.60%, due 6/25/10	1,000,000	1,000,760
0.68%, due 7/2/10	7,000,000	7,000,000
0.70%, due 6/23/10	7,000,000	7,000,000
0.80%, due 4/23/10	17,000,000	17,000,000
1.05%, due 2/26/10	7,000,000	6,999,482
1.10%, due 3/16/10	11,000,000	10,994,397
Federal Home Loan Bank (Discount Notes)
0.41%, due 4/27/10 (b)	5,379,000	5,366,258
0.82%, due 12/4/09 (b)	10,725,000	10,709,365
Federal Home Loan Mortgage Corp. 2.875%, due 6/28/10	4,000,000	4,072,354
Federal Home Loan Mortgage Corporation (Discount Notes)
0.17%, due 10/14/09 (b)	5,000,000	4,999,693
0.18%, due 10/19/09 (b)	16,150,000	16,148,521
0.20%, due 10/5/09 (b)	20,000,000	19,999,556
0.20%, due 11/9/09 (b)	3,760,000	3,759,185
Federal National Mortgage Association
2.875%, due 10/12/10	4,000,000	4,098,199
3.25%, due 2/10/10	7,000,000	7,055,374
4.125%, due 5/15/10	4,000,000	4,094,546
Federal National Mortgage Association (Discount Notes)
0.18%, due 10/6/09 (b)	10,750,000	10,749,731
0.19%, due 10/26/09 (b)	16,160,000	16,157,703
0.20%, due 10/19/09 (b)	3,000,000	2,999,700
0.21%, due 10/1/09 (b)	4,000,000	4,000,000
0.75%, due 11/2/09 (b)	10,000,000	9,993,333
United States Treasury Bills
0.175%, due 10/15/09 (b)	11,000,000	10,999,251
0.18%, due 10/8/09 (b)	10,875,000	10,874,619
0.41%, due 6/10/10 (b)	5,600,000	5,583,928
0.50%, due 7/29/10 (b)	7,000,000	6,972,492
United States Treasury Notes
2.00%, due 9/30/10	9,000,000	9,142,666
2.875%, due 6/30/10	7,000,000	7,116,644
3.50%, due 11/15/09	10,000,000	10,039,851
		327,359,465

Yankee Bond 0.3% (e)
Procter & Gamble International Funding SCA 0.714%, due 2/8/10 (c)	3,300,000	3,300,000

Total Short-Term Investments (Amortized Cost $943,619,160) (f)	100.8%	943,619,160
Liabilities in Excess of
Cash and Other Assets	(0.8)	(7,118,215)
Net Assets	100.0%	$936,500,945

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate. Rate shown is the rate in effect at September 30, 2009.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Asset-Backed Securities	$—	$13,033,787	$—	$13,033,787
Commercial Paper	—	449,396,877	—	449,396,877
Corporate Bonds	—	81,142,031	—	81,142,031
U.S. Government & Federal Agencies	—	327,359,465	—	327,359,465
Repurchase Agreements	—	69,387,000	—	69,387,000
Yankee Bond	—	3,300,000	—	3,300,000
Total	$—	$943,619,160	$—	$943,619,160

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio
Portfolio of Investments September 30, 2009 unaudited

		Shares	Value
	Common Stocks 99.5%†
	Aerospace & Defense 2.7%
	Alliant Techsystems, Inc. (a)	3,501	$272,553
	Honeywell International, Inc.	37,519	1,393,831
	L-3 Communications Holdings, Inc.	30,439	2,444,861
	Lockheed Martin Corp.	60,352	4,712,284
	Northrop Grumman Corp.	84,537	4,374,790
	Precision Castparts Corp.	17,808	1,814,101
	Raytheon Co.	33,326	1,598,648
	United Technologies Corp.	11,725	714,404
			17,325,472
	Air Freight & Logistics 1.1%
	FedEx Corp.	15,364	1,155,680
	United Parcel Service, Inc. Class B	104,877	5,922,404
			7,078,084
	Automobiles 0.1%
	Ford Motor Co. (a)	57,822	416,897

	Beverages 1.6%
	Coca-Cola Co. (The)	79,413	4,264,478
	Coca-Cola Enterprises, Inc.	108,547	2,323,991
	Pepsi Bottling Group, Inc. (The)	5,302	193,205
	PepsiCo, Inc.	54,310	3,185,825
			9,967,499
	Biotechnology 1.8%
	Amgen, Inc. (a)	120,363	7,249,463
	Biogen Idec, Inc. (a)	79,496	4,016,138
	Gilead Sciences, Inc. (a)	1,076	50,120
			11,315,721
	Building Products 0.0%‡
	Masco Corp.	14,975	193,477

	Capital Markets 3.7%
	Bank of New York Mellon Corp. (The)	133,775	3,878,137
	Charles Schwab Corp. (The)	229,147	4,388,165
	Goldman Sachs Group, Inc. (The)	20,507	3,780,466
	Morgan Stanley	66,028	2,038,945
	Northern Trust Corp.	67,683	3,936,443
	Raymond James Financial, Inc.	26,801	623,927
	State Street Corp.	92,049	4,841,777
			23,487,860
	Chemicals 1.1%
	Airgas, Inc.	458	22,153
	Ashland, Inc.	14,543	628,549
	CF Industries Holdings, Inc.	16,618	1,432,970
	Dow Chemical Co. (The)	51,013	1,329,909
	Eastman Chemical Co.	24,862	1,331,112
	Lubrizol Corp. (The)	9,024	644,855
	Monsanto Co.	1,288	99,691
	RPM International, Inc.	26,647	492,703
	Terra Industries, Inc.	26,314	912,306
			6,894,248
	Commercial Banks 1.3%
	Bank of Hawaii Corp.	3,261	135,462
	BB&T Corp.	25,628	698,107
	Cullen/Frost Bankers, Inc.	2,914	150,479
	PNC Financial Services Group, Inc.	33,062	1,606,482
	U.S. Bancorp	4,360	95,310
	Wells Fargo & Co.	207,019	5,833,795
			8,519,635
	Commercial Services & Supplies 0.8%
	R.R. Donnelley & Sons Co.	70,279	1,494,132
	Waste Management, Inc.	111,364	3,320,874
			4,815,006
	Communications Equipment 3.1%
	3Com Corp. (a)	25,674	134,275
¤	Cisco Systems, Inc. (a)	457,735	10,775,082
	CommScope, Inc. (a)	9,481	283,766
	Harris Corp.	11,043	415,217
	JDS Uniphase Corp. (a)	57,209	406,756
	QUALCOMM, Inc.	170,117	7,651,863
			19,666,959
	Computers & Peripherals 8.4%
¤	Apple, Inc. (a)	79,775	14,787,892
	Diebold, Inc.	9,372	308,620
	EMC Corp. (a)	338,665	5,770,852
¤	Hewlett-Packard Co.	234,158	11,054,599
¤	International Business Machines Corp.	116,435	13,926,790
	NetApp, Inc. (a)	91,933	2,452,772
	QLogic Corp. (a)	30,220	519,784
	Sun Microsystems, Inc. (a)	14,125	128,396
	Teradata Corp. (a)	57,099	1,571,365
	Western Digital Corp. (a)	76,176	2,782,709
			53,303,779
	Construction & Engineering 0.3%
	Jacobs Engineering Group, Inc. (a)	10,543	484,451
	Shaw Group, Inc. (The) (a)	22,839	732,903
	URS Corp. (a)	10,023	437,504
			1,654,858
	Consumer Finance 0.5%
	Discover Financial Services	178,895	2,903,466

	Containers & Packaging 0.0%‡
	Bemis Co., Inc.	1,799	46,612

	Diversified Consumer Services 0.5%
	Apollo Group, Inc. Class A (a)	23,189	1,708,334
	Career Education Corp. (a)	1,160	28,281
	H&R Block, Inc.	72,640	1,335,123
			3,071,738
	Diversified Financial Services 4.4%
¤	Bank of America Corp.	762,197	12,896,373
	Citigroup, Inc.	54,269	262,662
¤	JPMorgan Chase & Co.	341,488	14,964,004
			28,123,039
	Diversified Telecommunication Services 3.5%
¤	AT&T, Inc.	496,009	13,397,203
	Qwest Communications International, Inc.	25,824	98,389
	Verizon Communications, Inc.	291,429	8,821,556
			22,317,148
	Electric Utilities 1.3%
	Entergy Corp.	42,396	3,385,745
	Exelon Corp.	103,428	5,132,097
			8,517,842
	Electrical Equipment 0.8%
	Cooper Industries PLC Class A	18,195	683,586
	Emerson Electric Co.	86,422	3,463,794
	Hubbel, Inc. Class B	15,415	647,430
	Rockwell Automation, Inc.	6,286	267,784
			5,062,594
	Electronic Equipment & Instruments 0.7%
	Arrow Electronics, Inc. (a)	32,661	919,407
	Avnet, Inc. (a)	41,284	1,072,146
	Ingram Micro, Inc. Class A (a)	44,311	746,640
	Jabil Circuit, Inc.	56,646	759,623
	Molex, Inc.	41,997	876,897
	Tech Data Corp. (a)	6,811	283,406
			4,658,119
	Energy Equipment & Services 2.2%
	BJ Services Co.	12,294	238,872
	Cameron International Corp. (a)	15,592	589,690
	Diamond Offshore Drilling, Inc.	15,274	1,458,973
	ENSCO International, Inc.	48,585	2,066,806
	Helmerich & Payne, Inc.	6,910	273,152
	Nabors Industries, Ltd. (a)	49,773	1,040,256
	NATCO Group, Inc. Class A (a)	7,583	335,775
	National Oilwell Varco, Inc. (a)	98,771	4,259,993
	Patterson-UTI Energy, Inc.	41,969	633,732
	Pride International, Inc. (a)	11,710	356,452
	Rowan Cos., Inc.	21,659	499,673
	Schlumberger, Ltd.	29,249	1,743,240
	Tidewater, Inc.	5,532	260,502
			13,757,116
	Food & Staples Retailing 2.3%
	CVS Caremark Corp.	12,437	444,498
	Safeway, Inc.	8,305	163,775
	Sysco Corp.	118,530	2,945,471
	Wal-Mart Stores, Inc.	176,537	8,666,201
	Walgreen Co.	38,193	1,431,092
	Whole Foods Market, Inc. (a)	37,068	1,130,203
			14,781,240
	Food Products 1.4%
	Archer-Daniels-Midland Co.	128,972	3,768,562
	Dean Foods Co. (a)	64,388	1,145,462
	Kraft Foods, Inc. Class A	114,954	3,019,842
	Tyson Foods, Inc. Class A	87,931	1,110,568
			9,044,434
	Gas Utilities 0.1%
	Energen Corp.	2,266	97,665
	National Fuel Gas Co.	2,998	137,338
	UGI Corp.	29,629	742,503
			977,506
	Health Care Equipment & Supplies 1.2%
	Beckman Coulter, Inc.	10,792	744,000
	Boston Scientific Corp. (a)	30,080	318,547
	CareFusion Corp. (a)	7,600	165,680
	Gen-Probe, Inc. (a)	4,835	200,362
	Hologic, Inc. (a)	956	15,621
	Kinetic Concepts, Inc. (a)	1,960	72,481
	Medtronic, Inc.	159,467	5,868,386
	Stryker Corp.	10,504	477,197
	Zimmer Holdings, Inc. (a)	2,146	114,704
			7,976,978
	Health Care Providers & Services 3.4%
	Aetna, Inc.	77,973	2,169,989
	AmerisourceBergen Corp.	63,178	1,413,924
	CIGNA Corp.	69,859	1,962,339
	Community Health Systems, Inc. (a)	25,083	800,900
	Coventry Health Care, Inc. (a)	50,850	1,014,966
	Humana, Inc. (a)	45,518	1,697,821
	Lincare Holdings, Inc. (a)	2,141	66,906
	McKesson Corp.	38,383	2,285,708
	Medco Health Solutions, Inc. (a)	91,497	5,060,699
	Quest Diagnostics, Inc.	5,011	261,524
	UnitedHealth Group, Inc.	102,136	2,557,486
	Universal Health Services, Inc. Class B	1,553	96,177
	WellPoint, Inc. (a)	44,255	2,095,917
			21,484,356
	Health Care Technology 0.0%‡
	IMS Health, Inc.	8,583	131,749

	Hotels, Restaurants & Leisure 1.0%
	Brinker International, Inc.	3,680	57,886
	Chipotle Mexican Grill, Inc. Class A (a)	175	16,984
	Darden Restaurants, Inc.	42,470	1,449,501
	McDonald's Corp.	23,389	1,334,810
	Starbucks Corp. (a)	108,013	2,230,468
	Starwood Hotels & Resorts Worldwide, Inc.	6,394	211,194
	WMS Industries, Inc. (a)	9,712	432,767
	Wyndham Worldwide Corp.	29,835	486,907
	Wynn Resorts, Ltd. (a)	2,731	193,601
			6,414,118
	Household Durables 1.1%
	D.R. Horton, Inc.	94,363	1,076,682
	Fortune Brands, Inc.	16,909	726,749
	KB Home	16,367	271,856
	Leggett & Platt, Inc.	53,644	1,040,693
	Lennar Corp. Class A	31,323	446,353
	Mohawk Industries, Inc. (a)	15,359	732,470
	Newell Rubbermaid, Inc.	22,723	356,524
	NVR, Inc. (a)	1,197	762,932
	Pulte Homes, Inc.	112,483	1,236,188
	Toll Brothers, Inc. (a)	9,881	193,075
			6,843,522
	Household Products 2.3%
	Church & Dwight Co., Inc.	2,357	133,736
	Kimberly-Clark Corp.	55,615	3,280,173
¤	Procter & Gamble Co. (The)	192,922	11,174,042
			14,587,951
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	57,166	847,200
	Constellation Energy Group, Inc.	14,918	482,896
			1,330,096
	Industrial Conglomerates 1.4%
	3M Co.	3,713	274,019
	Carlisle Cos., Inc.	10,479	355,343
	General Electric Co.	504,870	8,289,966
			8,919,328
	Insurance 2.7%
	Aflac, Inc.	64,036	2,736,899
	American Financial Group, Inc.	5,530	141,015
	Aon Corp.	29,576	1,203,448
	Chubb Corp. (The)	77,459	3,904,708
	HCC Insurance Holdings, Inc.	29,623	810,189
	MetLife, Inc.	31,028	1,181,236
	Principal Financial Group, Inc.	26,947	738,078
	Torchmark Corp.	23,094	1,002,972
	Travelers Cos., Inc. (The)	105,623	5,199,820
	Unum Group	28,456	610,097
			17,528,462
	Internet & Catalog Retail 0.1%
	Expedia, Inc. (a)	24,715	591,924
	NetFlix, Inc. (a)	2,799	129,230
			721,154
	Internet Software & Services 2.1%
	Akamai Technologies, Inc. (a)	7,810	153,701
	eBay, Inc. (a)	219,393	5,179,869
	Google, Inc. Class A (a)	13,011	6,451,504
	VeriSign, Inc. (a)	60,220	1,426,612
			13,211,686
	IT Services 1.6%
	Affiliated Computer Services, Inc. Class A (a)	3,861	209,150
	Alliance Data Systems Corp. (a)	9,192	561,447
	Broadridge Financial Solutions LLC	38,335	770,534
	Computer Sciences Corp. (a)	51,851	2,733,066
	Convergys Corp. (a)	28,794	286,212
	DST Systems, Inc. (a)	1,527	68,410
	Global Payments, Inc.	21,948	1,024,972
	Hewitt Associates, Inc. Class A (a)	22,740	828,418
	Paychex, Inc.	21,648	628,875
	SAIC, Inc. (a)	49,434	867,072
	Total System Services, Inc.	25,780	415,316
	Western Union Co. (The)	84,675	1,602,051
			9,995,523
	Leisure Equipment & Products 0.0%‡
	Hasbro, Inc.	5,069	140,665

	Life Sciences Tools & Services 0.1%
	Charles River Laboratories International, Inc. (a)	4,859	179,686
	Pharmaceutical Product Development, Inc.	16,863	369,974
	Thermo Fisher Scientific, Inc. (a)	572	24,979
			574,639
	Machinery 0.8%
	Dover Corp.	63,711	2,469,438
	Harsco Corp.	16,274	576,262
	Lincoln Electric Holdings, Inc.	1,350	64,058
	Oshkosh Corp.	17,230	532,924
	Parker Hannifin Corp.	13,370	693,101
	SPX Corp.	8,500	520,795
			4,856,578
	Media 4.1%
	Comcast Corp. Class A	393,610	6,648,073
	DIRECTV Group, Inc. (The) (a)	131,726	3,633,003
	Interpublic Group of Cos., Inc. (The) (a)	163,813	1,231,874
	Marvel Entertainment, Inc. (a)	2,763	137,100
	McGraw-Hill Cos., Inc. (The)	36,983	929,753
	Omnicom Group, Inc.	106,205	3,923,213
	Scripps Networks Interactive Class A	11,919	440,407
	Time Warner Cable, Inc.	79,951	3,445,089
	Time Warner, Inc.	152,326	4,383,942
	Viacom, Inc. Class B (a)	43,938	1,232,021
	Walt Disney Co. (The)	11,650	319,909
			26,324,384
	Metals & Mining 1.3%
	Allegheny Technologies, Inc.	23,427	819,711
	Cliffs Natural Resources, Inc.	35,765	1,157,355
	Commercial Metals Co.	26,963	482,638
	Freeport-McMoRan Copper & Gold, Inc. Class B	37,727	2,588,450
	Nucor Corp.	33,216	1,561,484
	Reliance Steel & Aluminum Co.	17,465	743,310
	Steel Dynamics, Inc.	43,106	661,246
			8,014,194
	Multi-Utilities 0.2%
	OGE Energy Corp.	6,664	220,445
	PG&E Corp.	3,887	157,385
	Public Service Enterprise Group, Inc.	15,949	501,437
	Xcel Energy, Inc.	17,289	332,640
			1,211,907
	Multiline Retail 1.7%
	Big Lots, Inc. (a)	24,531	613,766
	Dollar Tree, Inc. (a)	22,693	1,104,695
	Family Dollar Stores, Inc.	37,802	997,973
	J.C. Penney Co., Inc.	78,672	2,655,180
	Kohl's Corp. (a)	21,023	1,199,362
	Macy's, Inc.	111,272	2,035,165
	Nordstrom, Inc.	21,878	668,154
	Sears Holdings Corp. (a)	14,084	919,826
	Target Corp.	12,516	584,247
			10,778,368
	Oil, Gas & Consumable Fuels 10.5%
	Anadarko Petroleum Corp.	11,123	697,746
	Apache Corp.	53,893	4,948,994
	Chesapeake Energy Corp.	21,793	618,921
	Chevron Corp.	94,336	6,644,084
	Cimarex Energy Co.	2,688	116,444
	Comstock Resources, Inc. (a)	1,562	62,605
	ConocoPhillips	84,488	3,815,478
	Devon Energy Corp.	43,839	2,951,680
	Encore Acquisition Co. (a)	7,204	269,430
	EOG Resources, Inc.	38,836	3,243,194
¤	ExxonMobil Corp.	344,153	23,612,337
	Hess Corp.	6,057	323,807
	Marathon Oil Corp.	139,382	4,446,286
	Murphy Oil Corp.	56,398	3,246,833
	Newfield Exploration Co. (a)	17,743	755,142
	Occidental Petroleum Corp.	54,982	4,310,589
	Peabody Energy Corp.	23,257	865,626
	Plains Exploration & Production Co. (a)	6,175	170,800
	Tesoro Corp.	47,510	711,700
	Williams Cos., Inc.	48,844	872,842
	XTO Energy, Inc.	106,536	4,402,068
			67,086,606
	Paper & Forest Products 0.5%
	International Paper Co.	137,755	3,062,293
	MeadWestvaco Corp.	20,067	447,695
			3,509,988
	Personal Products 0.0%‡
	Estee Lauder Cos., Inc. (The) Class A	4,677	173,423

	Pharmaceuticals 5.8%
	Abbott Laboratories	52,223	2,583,472
	Bristol-Myers Squibb Co.	551	12,409
	Eli Lilly & Co.	73,979	2,443,526
	Endo Pharmaceuticals Holdings, Inc. (a)	35,911	812,666
	Forest Laboratories, Inc. (a)	103,666	3,051,927
	Johnson & Johnson	174,024	10,596,321
	King Pharmaceuticals, Inc. (a)	64,370	693,265
	Merck & Co., Inc.	44,153	1,396,559
	Pfizer, Inc.	647,776	10,720,693
	Schering-Plough Corp.	8,636	243,967
	Sepracor, Inc. (a)	6,544	149,858
	Valeant Pharmaceuticals International (a)	11,168	313,374
	Watson Pharmaceuticals, Inc. (a)	10,068	368,891
	Wyeth	69,236	3,363,485
			36,750,413
	Professional Services 0.3%
	Manpower, Inc.	21,433	1,215,465
	Monster Worldwide, Inc. (a)	1,441	25,189
	Robert Half International, Inc.	26,708	668,234
			1,908,888
	Real Estate Investment Trusts 0.5%
	Public Storage	43,323	3,259,622
	Simon Property Group, Inc.	9	625
			3,260,247
	Road & Rail 0.1%
	Con-Way, Inc.	3,244	124,310
	Landstar System, Inc.	1,837	69,916
	Ryder System, Inc.	11,155	435,715
			629,941
	Semiconductors & Semiconductor Equipment 1.8%
	Intel Corp.	242,376	4,743,298
	Micron Technology, Inc. (a)	121,671	997,702
	National Semiconductor Corp.	14,591	208,214
	Novellus Systems, Inc. (a)	17,081	358,360
	Texas Instruments, Inc.	215,751	5,111,141
			11,418,715
	Software 4.6%
	BMC Software, Inc. (a)	19,867	745,608
	CA, Inc.	129,259	2,842,405
	Compuware Corp. (a)	82,947	608,002
¤	Microsoft Corp.	644,198	16,678,286
	Novell, Inc. (a)	29,861	134,673
	Oracle Corp.	177,413	3,697,287
	Sybase, Inc. (a)	22,653	881,202
	Symantec Corp. (a)	198,325	3,266,413
	Synopsys, Inc. (a)	29,579	663,161
			29,517,037
	Specialty Retail 3.5%
	Abercrombie & Fitch Co. Class A	30,016	986,926
	Advance Auto Parts, Inc.	25,995	1,021,084
	Aeropostale, Inc. (a)	11,723	509,599
	AutoNation, Inc. (a)	36,534	660,535
	AutoZone, Inc. (a)	1,480	216,406
	Foot Locker, Inc.	10,578	126,407
	Gap, Inc. (The)	136,826	2,928,076
	Home Depot, Inc. (The)	154,489	4,115,587
	Limited Brands, Inc.	92,334	1,568,755
	Lowe's Cos., Inc.	18,925	396,289
	Office Depot, Inc. (a)	94,097	622,922
	PetSmart, Inc.	34,544	751,332
	RadioShack Corp.	42,765	708,616
	Ross Stores, Inc.	34,689	1,657,093
	Sherwin-Williams Co. (The)	33,638	2,023,662
	Staples, Inc.	176,945	4,108,663
			22,401,952
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	45,143	1,486,108
	Phillips-Van Heusen Corp.	3,366	144,031
	Polo Ralph Lauren Corp.	19,400	1,486,428
			3,116,567
	Thrifts & Mortgage Finance 0.0%‡
	First Niagara Financial Group, Inc.	58	715

	Tobacco 1.6%
	Philip Morris International, Inc.	182,149	8,877,942
	Reynolds American, Inc.	27,693	1,232,893
			10,110,835
	Trading Companies & Distributors 0.1%
	W.W. Grainger, Inc.	10,722	958,118

	Wireless Telecommunication Services 0.7%
	Sprint Nextel Corp. (a)	880,709	3,478,801
	Telephone and Data Systems, Inc.	27,331	847,534
			4,326,335
	Total Common Stocks (Cost $604,827,959)		634,115,787

	Exchange Traded Fund 0.3% (b)
	S&P 500 Index-SPDR Trust Series 1	17,764	1,875,168

	Total Exchange Traded Fund (Cost $1,815,490)		1,875,168

	Principal Amount	Value
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $970,697 (Collateralized by a United States Treasury Bill with a rate of 0.129% and a maturity date of 12/24/09, with a Principal Amount of $995,000 and a Market Value of $994,702)	$970,696	970,696

Total Short-Term Investment (Cost $970,696)		970,696

Total Investments (Cost $607,614,145) (c)	100.0%	636,961,651
Cash and Other Assets,
Less Liabilities	0.0 ‡	25,443
Net Assets	100.0%	$636,987,094

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(c)	At September 30, 2009, cost is $623,786,284 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$59,642,773
Gross unrealized depreciation	(46,467,406)
Net unrealized appreciation	$13,175,367

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$17,325,472	$—	$—	$17,325,472
Air Freight & Logistics	7,078,084	—	—	7,078,084
Automobiles	416,897	—	—	416,897
Beverages	9,967,499	—	—	9,967,499
Biotechnology	11,315,721	—	—	11,315,721
Building Products	193,477	—	—	193,477
Capital Markets	23,487,860	—	—	23,487,860
Chemicals	6,894,248	—	—	6,894,248
Commercial Banks	8,519,635	—	—	8,519,635
Commercial Services & Supplies	4,815,006	—	—	4,815,006
Communications Equipment	19,666,959	—	—	19,666,959
Computers & Peripherals	53,303,779	—	—	53,303,779
Construction & Engineering	1,654,858	—	—	1,654,858
Consumer Finance	2,903,466	—	—	2,903,466
Containers & Packaging	46,612	—	—	46,612
Diversified Consumer Services	3,071,738	—	—	3,071,738
Diversified Financial Services	28,123,039	—	—	28,123,039
Diversified Telecommunication Services	22,317,148	—	—	22,317,148
Electric Utilities	8,517,842	—	—	8,517,842
Electrical Equipment	5,062,594	—	—	5,062,594
Electronic Equipment & Instruments	4,658,119	—	—	4,658,119
Energy Equipment & Services	13,757,116	—	—	13,757,116
Food & Staples Retailing	14,781,240	—	—	14,781,240
Food Products	9,044,434	—	—	9,044,434
Gas Utilities	977,506	—	—	977,506
Health Care Equipment & Supplies	7,976,978	—	—	7,976,978
Health Care Providers & Services	21,484,356	—	—	21,484,356
Health Care Technology	131,749	—	—	131,749
Hotels, Restaurants & Leisure	6,414,118	—	—	6,414,118
Household Durables	6,843,522	—	—	6,843,522
Household Products	14,587,951	—	—	14,587,951
Independent Power Producers & Energy Traders	1,330,096	—	—	1,330,096
Industrial Conglomerates	8,919,328	—	—	8,919,328
Insurance	17,528,462	—	—	17,528,462
Internet & Catalog Retail	721,154	—	—	721,154
Internet Software & Services	13,211,686	—	—	13,211,686
IT Services	9,995,523	—	—	9,995,523
Leisure Equipment & Products	140,665	—	—	140,665
Life Sciences Tools & Services	574,639	—	—	574,639
Machinery	4,856,578	—	—	4,856,578
Media	26,324,384	—	—	26,324,384
Metals & Mining	8,014,194	—	—	8,014,194
Multi-Utilities	1,211,907	—	—	1,211,907
Multiline Retail	10,778,368	—	—	10,778,368
Oil, Gas & Consumable Fuels	67,086,606	—	—	67,086,606
Paper & Forest Products	3,509,988	—	—	3,509,988
Personal Products	173,423	—	—	173,423
Pharmaceuticals	36,750,413	—	—	36,750,413
Professional Services	1,908,888	—	—	1,908,888
Real Estate Investment Trusts	3,260,247	—	—	3,260,247
Road & Rail	629,941	—	—	629,941
Semiconductors & Semiconductor Equipment	11,418,715	—	—	11,418,715
Software	29,517,037	—	—	29,517,037
Specialty Retail	22,401,952	—	—	22,401,952
Textiles, Apparel & Luxury Goods	3,116,567	—	—	3,116,567
Thrifts & Mortgage Finance	715	—	—	715
Tobacco	10,110,835	—	—	10,110,835
Trading Companies & Distributors	958,118	—	—	958,118
Wireless Telecommunication Services	4,326,335	—	—	4,326,335
Total Common Stocks	634,115,787	—	—	634,115,787
Exchange Traded Fund	1,875,168	—	—	1,875,168
Short-Term Investment
Repurchase Agreement	—	970,696	—	970,696
Total Short-Term Investment	—	970,696	—	970,696
Total	$635,990,955	$970,696	$—	$636,961,651

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments  September 30, 2009 unaudited

	Shares	Value
Affiliated Investment Companies 100.0%†
Equity Funds 40.7%
MainStay 130/30 Core Fund Class I (a)	1,666,075	$10,962,770
MainStay 130/30 Growth Fund Class I (a)(b)	864,637	6,545,305
MainStay 130/30 International Fund Class I (b)	745,403	4,800,395
MainStay All Cap Growth Fund Class I (b)	132,089	2,554,610
MainStay Growth Equity Fund Class I	156,464	1,480,145
MainStay ICAP Equity Fund Class I	351,071	10,633,947
MainStay ICAP International Fund Class I	172,430	4,726,312
MainStay MAP Fund Class I	260,783	7,033,315
MainStay Small Company Value Fund Class I	173,218	2,274,354
MainStay Value Fund Class I	16,307	228,619
MainStay VP Common Stock Portfolio Initial Class	968,356	13,537,105
MainStay VP Developing Growth Portfolio Initial Class (a)	191,261	1,364,871
MainStay VP ICAP Select Equity Portfolio Initial Class	1,011,717	10,557,453
MainStay VP International Equity Portfolio Initial Class	348,037	4,703,395
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,627,854	19,384,493
MainStay VP Mid Cap Core Portfolio Initial Class (a)	1,100,405	10,168,079
MainStay VP Mid Cap Growth Portfolio Initial Class	113,043	1,089,916
MainStay VP Small Cap Growth Portfolio Initial Class	23,748	131,607
		112,176,691
Fixed Income Funds 59.3%
MainStay 130/30 High Yield Fund Class I (a)	1,389,996	14,900,753
MainStay Institutional Bond Fund Class I (a)	1,632,214	16,942,378
MainStay VP Bond Portfolio Initial Class (a)	6,477,223	95,956,821
MainStay VP Floating Rate Portfolio Initial Class (a)	2,870,903	25,350,956
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,143,207	10,583,050
		163,733,958

Total Investments (Cost $261,472,346) (c)	100.0%	275,910,649
Cash and Other Assets,
Less Liabilities	0.0 ‡	7,979
Net Assets	100.0%	$275,918,628

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolios/Funds Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At September 30, 2009, cost is $263,392,721 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$15,902,290
Gross unrealized depreciation	(3,384,362)
Net unrealized appreciation	$12,517,928

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$112,176,691	$—	$—	$112,176,691
Fixed Income Funds	163,733,958	—	—	163,733,958
Total	$275,910,649	$—	$—	$275,910,649

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio
Portfolio of Investments  September 30, 2009 unaudited

	Principal Amount	Value
Convertible Securities 89.9%†
Convertible Bonds 76.0%
Aerospace & Defense 2.8%
L-3 Communications Corp.
3.00%, due 8/1/35	$943,000	$971,290
3.00%, due 8/1/35 (a)	4,360,000	4,490,800
Triumph Group, Inc. 2.625%, due 10/1/26	4,603,000	5,028,777
		10,490,867
Airlines 1.5%
AMR Corp. 6.25%, due 10/15/14	744,000	789,570
UAL Corp. 4.50%, due 6/30/21	6,345,000	4,703,549
		5,493,119
Auto Parts & Equipment 0.2%
ArvinMeritor, Inc.
4.00%, due 2/15/27 (zero coupon), beginning 2/15/19 (a)	1,320,000	839,850
4.00%, due 2/15/27	75,000	47,719
		887,569
Biotechnology 4.3%
Amgen, Inc.
0.125%, due 2/1/11 (a)	2,992,000	2,999,480
0.125%, due 2/1/11	1,231,000	1,234,078
Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	4,819,000	5,078,021
Gilead Sciences, Inc. 0.625%, due 5/1/13	1,439,000	1,886,889
Incyte Corp., Ltd. 4.75%, due 10/1/15 (a)	4,465,000	4,760,806
		15,959,274
	Chemicals 0.5%
	Ferro Corp. 6.50%, due 8/15/13	2,072,000	1,844,080

	Coal 1.6%
	Patriot Coal Corp. 3.25%, due 5/31/13 (a)	3,072,000	2,384,640
	Peabody Energy Corp. 4.75%, due 12/15/66	3,967,000	3,510,795
			5,895,435
	Commercial Services 3.4%
	Alliance Data Systems Corp. 1.75%, due 8/1/13	4,110,000	3,976,425
	Coinstar, Inc. 4.00%, due 9/1/14	621,000	677,666
	Kendle International, Inc. 3.375%, due 7/15/12	2,266,000	2,011,075
	PHH Corp. 4.00%, due 9/1/14 (a)	3,396,000	3,557,310
	Sotheby's 3.125%, due 6/15/13	2,778,000	2,437,695
			12,660,171
	Computers 2.4%
	EMC Corp. 1.75%, due 12/1/11	6,091,000	7,385,338
	Mentor Graphics Corp. 6.25%, due 3/1/26	1,552,000	1,501,560
			8,886,898
	Diversified Financial Services 0.6%
	Janus Capital Group, Inc. 3.25%, due 7/15/14	1,881,000	2,367,709

	Electrical Components & Equipment 0.9%
	General Cable Corp. 0.875%, due 11/15/13	3,328,000	3,298,880

	Electronics 5.1%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24	5,630,000	7,023,425
	Itron, Inc. 2.50%, due 8/1/26	2,641,000	3,245,129
	L-1 Identity Solutions, Inc. 3.75%, due 5/15/27	2,939,000	2,597,341
	Merix Corp. 4.00%, due 5/15/13	3,644,000	2,022,420
	TTM Technologies, Inc. 3.25%, due 5/15/15	4,232,000	4,152,650
			19,040,965
	Energy - Alternate Sources 2.9%
¤	Covanta Holding Corp. 1.00%, due 2/1/27	11,425,000	10,211,093
	Energy Conversion Devices, Inc. 3.00%, due 6/15/13	1,089,000	804,499
			11,015,592
	Entertainment 1.4%
	Lions Gate Entertainment Corp.
	2.938%, due 10/15/24	1,805,000	1,635,781
	3.625%, due 3/15/25	4,128,000	3,673,920
			5,309,701
	Environmental Controls 0.8%
	Waste Connections, Inc. 3.75%, due 4/1/26	2,832,000	2,984,220

	Food 2.1%
	Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	4,950,000	4,325,063
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	4,469,000	3,374,095
	3.375%, due 5/15/27	254,000	191,770
			7,890,928
	Health Care - Products 4.9%
	China Medical Technologies, Inc. 4.00%, due 8/15/13	9,395,000	6,071,519
	Conmed Corp. 2.50%, due 11/15/24	2,554,000	2,330,525
¤	Medtronic, Inc.
	1.625%, due 4/15/13 (a)	1,260,000	1,250,550
	1.625%, due 4/15/13	8,833,000	8,766,752
			18,419,346
	Internet 1.1%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	2,335,418	234
	VeriSign, Inc. 3.25%, due 8/15/37	4,525,000	3,948,062
			3,948,296
	Iron & Steel 3.9%
	Allegheny Technologies 4.25%, due 6/1/14	2,714,000	3,236,445
	ArcelorMittal 5.00%, due 5/15/14	2,670,000	3,868,162
	Steel Dynamics, Inc. 5.125%, due 6/15/14	3,046,000	3,609,510
	United States Steel Corp. 4.00%, due 5/15/14	2,449,000	3,906,155
			14,620,272
	Lodging 0.2%
	Gaylord Entertainment Co. 3.75%, due 10/1/14 (a)	931,000	940,310

	Media 1.0%
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (a)	4,380,000	3,695,625

	Mining 0.7%
	Alcoa, Inc. 5.25%, due 3/15/14	1,259,000	2,776,095

	Miscellaneous - Manufacturing 0.6%
	Eastman Kodak Co. 7.00%, due 4/1/17 (a)	744,000	751,440
	Ingersoll-Rand Co. 4.50%, due 4/15/12	746,000	1,357,720
			2,109,160
	Oil & Gas 6.1%
¤	Chesapeake Energy Corp. 2.50%, due 5/15/37	10,205,000	9,375,844
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	3,719,000	3,612,079
¤	Transocean, Inc. Series C 1.50%, due 12/15/37	10,509,000	10,062,367
			23,050,290
	Oil & Gas Services 8.9%
¤	Cameron International Corp. 2.50%, due 6/15/26	5,793,000	7,444,005
¤	Core Laboratories, L.P. 0.25%, due 10/31/11	9,821,000	11,822,029
¤	Schlumberger, Ltd. Series B 2.125%, due 6/1/23	9,077,000	14,250,890
			33,516,924
	Pharmaceuticals 5.9%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	5,394,000	5,677,185
	Isis Pharmaceuticals, Inc. 2.625%, due 2/15/27	3,908,000	4,606,555
¤	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	10,117,000	11,874,829
			22,158,569
	Real Estate Investment Trusts 0.6%
	Macerich Co. (The) 3.25%, due 3/15/12 (a)	2,456,000	2,225,750

	Semiconductors 4.4%
	Intel Corp. 3.25%, due 8/1/39 (a)	1,847,000	1,983,216
	Microchip Technology, Inc. 2.125%, due 12/15/37	2,484,000	2,310,120
	Micron Technology, Inc. 4.25%, due 10/15/13	1,939,000	3,478,081
	ON Semiconductor Corp. 2.625%, due 12/15/26	4,618,000	4,987,440
	Teradyne, Inc. 4.50%, due 3/15/14	918,000	1,724,693
	Verigy, Ltd. 5.25%, due 7/15/14 (a)	1,889,000	2,129,847
			16,613,397
	Software 1.7%
	Sybase, Inc. 3.50%, due 8/15/29 (a)	3,355,000	3,753,406
	SYNNEX Corp. 4.00%, due 5/15/18 (a)	2,074,000	2,532,873
			6,286,279
	Telecommunications 5.5%
	Anixter International, Inc. 1.00%, due 2/15/13	2,946,000	2,655,083
	CommScope, Inc. 3.25%, due 7/1/15	3,928,000	5,096,580
	Comtech Telecommunications Corp. 3.00%, due 5/1/29 (a)	1,944,000	2,172,420
	SBA Communications Corp. 1.875%, due 5/1/13	5,610,000	5,210,287
	Virgin Media, Inc. 6.50%, due 11/15/16 (a)	5,205,000	5,478,262
			20,612,632
	Total Convertible Bonds (Cost $270,166,716)		284,998,353

		Shares	Value
	Convertible Preferred Stocks 13.9%
	Banks 3.9%
¤	Bank of America Corp. 7.25% Series L	11,050	9,392,390
	Wells Fargo & Co. 7.50% Series L	5,600	5,000,800
			14,393,190
	Chemicals 1.1%
	Celanese Corp. 4.25%	128,444	4,198,834

	Diversified Financial Services 0.9%
	Affiliated Managers Group, Inc. 5.10%	91,000	3,345,160

	Leisure Time 0.4%
	Callaway Golf Co. (a) 7.50%	12,900	1,622,175

	Mining 2.1%
	Freeport-McMoRan Copper & Gold, Inc. 6.75%	28,345	2,919,535
	Vale Capital II 6.75%	26,300	1,813,385
	Vale Capital, Ltd. 5.50%	66,400	3,055,064
			7,787,984
	Oil & Gas 0.4%
	Whiting Petroleum Corp. 6.25%	10,100	1,524,797

	Pharmaceuticals 4.0%
¤	Schering-Plough Corp. 6.00%	61,700	14,974,590

	Telecommunications 1.1%
	Crown Castle International Corp. 6.25%	78,900	4,140,672

	Total Convertible Preferred Stocks (Cost $54,863,882)		51,987,402

	Total Convertible Securities (Cost $325,030,598)		336,985,755

	Common Stocks 8.1%
	Apparel 0.4%
	Iconix Brand Group, Inc. (f)	112,700	1,405,369

	Cosmetics & Personal Care 0.7%
	Procter & Gamble Co. (The)	48,300	2,797,536

	Diversified Financial Services 0.2%
	Morgan Stanley	22,700	700,976

	Engineering & Construction 0.5%
	Foster Wheeler A.G. (f)	2,500	79,775
	McDermott International, Inc. (f)	65,000	1,642,550
			1,722,325
	Health Care - Products 0.6%
	Boston Scientific Corp. (f)	214,700	2,273,673

	Oil & Gas 1.2%
	Forest Oil Corp. (f)	26,200	512,734
	Frontier Oil Corp.	134,300	1,869,456
	Transocean, Ltd. (f)	24,000	2,052,720
			4,434,910
	Oil & Gas Services 1.8%
	Baker Hughes, Inc.	39,700	1,693,602
	Gulf Island Fabrication, Inc.	13,100	245,494
	Halliburton Co.	143,492	3,891,503
	ION Geophysical Corp. (f)	269,900	950,048
			6,780,647
	Retail 0.9%
	Costco Wholesale Corp.	57,692	3,257,290

	Semiconductors 0.2%
	Intel Corp.	48,200	943,274

	Software 1.0%
	Microsoft Corp.	146,100	3,782,529

	Transportation 0.6%
	Tidewater, Inc.	49,600	2,335,665

	Total Common Stocks (Cost $39,645,960)		30,434,194

	Principal Amount	Value
Short-Term Investment 2.1%
Repurchase Agreement 2.1%
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $7,995,117 (Collateralized by a United State Treasury Bill with a rate of 0.119% and a maturity date of 12/31/09, with a Principal Amount of $8,160,000 and a Market Value of $8,157,552)	$7,995,115	7,995,115

Total Short-Term Investment (Cost $7,995,115)		7,995,115

Total Investments (Cost $372,671,673) (g)	100.1%	375,415,064
Liabilities in Excess of
Cash and Other Assets	(0.1)	(358,652)
Net Assets	100.0%	$375,056,412

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security. The total market value of this security at September 30, 2009 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(c)	Issue in default.
(d)	Restricted security.
(e)	Fair valued security. The total market value of this security at September 30, 2009 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(f)	Non-income producing security.
(g)	At September 30, 2009, cost is $373,341,314 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$36,065,506
Gross unrealized depreciation	(33,991,756)
Net unrealized appreciation	$2,073,750

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Convertible Securities
Convertible Bonds	$—	$284,998,119	$234	$284,998,353
Convertible Preferred Stocks
Banks	14,393,190	—	—	14,393,190
Chemicals	4,198,834	—	—	4,198,834
Diversified Financial Services	3,345,160	—	—	3,345,160
Leisure Time	1,622,175	—	—	1,622,175
Mining	7,787,984	—	—	7,787,984
Oil & Gas	1,524,797	—	—	1,524,797
Pharmaceuticals	14,974,590	—	—	14,974,590
Telecommunications	4,140,672	—	—	4,140,672
Total Convertible Preferred Stocks	51,987,402	—	—	51,987,402
Total Convertible Securities	51,987,402	284,998,119	234	336,985,755
Common Stocks
Apparel	1,405,369	—	—	1,405,369
Cosmetics & Personal Care	2,797,536	—	—	2,797,536
Diversified Financial Services	700,976	—	—	700,976
Engineering & Construction	1,722,325	—	—	1,722,325
Health Care - Products	2,273,673	—	—	2,273,673
Oil & Gas	4,434,910	—	—	4,434,910
Oil & Gas Services	6,780,647	—	—	6,780,647
Retail	3,257,290	—	—	3,257,290
Semiconductors	943,274	—	—	943,274
Software	3,782,529	—	—	3,782,529
Transportation	2,335,665	—	—	2,335,665
Total Common Stocks	30,434,194	—	—	30,434,194
Short-Term Investment
Repurchase Agreement	—	7,995,115	—	7,995,115
Total Short-Term Investment	—	7,995,115	—	7,995,115
Total	$82,421,596	$292,993,234	$234	$375,415,064

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2009
Convertible Bonds
	$234	$0	$0	$0	$0	$0	$0	$0	$234	$0

Total	$234	$0	$0	$0	$0	$0	$0	$0	$234	$0

As of September 30, 2009, the Portfolio held the following restricted security:

	Date of	Principal		9/30/09	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	5/4/2001	$ 2,335,418	$ -	$ 234	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP Developing Growth Portfolio
Portfolio of Investments September 30, 2009 unaudited

		Shares	Value
	Common Stocks 97.8%†
	Aerospace & Defense 3.1%
	Alliant Techsystems, Inc. (a)	12,750	$992,587
	Curtiss-Wright Corp.	20,750	708,198
	DigitalGlobe, Inc. (a)	3,800	85,006
	Hexcel Corp. (a)	40,350	461,604
			2,247,395
	Airlines 0.1%
	Allegiant Travel Co. (a)	1,642	62,544

	Auto Components 0.7%
	WABCO Holdings, Inc.	23,850	500,850

	Beverages 0.3%
	Hansen Natural Corp. (a)	5,200	191,048

	Biotechnology 1.8%
	Alkermes, Inc. (a)	74,700	686,493
	Allos Therapeutics, Inc. (a)	40,800	295,800
	Dendreon Corp. (a)	5,800	162,342
	Onyx Pharmaceuticals, Inc. (a)	4,400	131,868
			1,276,503
	Building Products 0.5%
	Masco Corp.	28,950	374,034

	Capital Markets 3.3%
	Federated Investors, Inc. Class B	38,300	1,009,971
¤	Waddell & Reed Financial, Inc. Class A	49,800	1,416,810
			2,426,781
	Chemicals 4.8%
	International Flavors & Fragrances, Inc.	19,500	739,635
	Methanex Corp.	53,050	918,295
	Nalco Holding Co.	58,400	1,196,616
	Sensient Technologies Corp.	24,000	666,480
			3,521,026
	Commercial Banks 2.1%
	Investors Bancorp, Inc. (a)	78,800	836,068
	UMB Financial Corp.	17,450	705,678
			1,541,746
	Communications Equipment 1.8%
	3Com Corp. (a)	109,050	570,332
	ADC Telecommunications, Inc. (a)	82,500	688,050
	Infinera Corp. (a)	10,000	79,500
			1,337,882
	Computers & Peripherals 0.7%
	Netezza Corp. (a)	46,400	521,536

	Containers & Packaging 2.4%
¤	Silgan Holdings, Inc.	33,350	1,758,545

	Distributors 1.8%
	Genuine Parts Co.	35,250	1,341,615

	Diversified Consumer Services 1.2%
	Service Corp. International	128,250	899,033

	Electric Utilities 2.9%
	DPL, Inc.	35,850	935,685
	Westar Energy, Inc.	61,600	1,201,816
			2,137,501

	Electrical Equipment 0.1%
	Energy Conversion Devices, Inc. (a)	7,600	88,008

	Electronic Equipment & Instruments 1.9%
	DTS, Inc. (a)	38,847	1,063,631
	IPG Photonics Corp. (a)	20,300	308,560
			1,372,191
	Energy Equipment & Services 3.9%
	Cal Dive International, Inc. (a)	102,050	1,009,274
	Core Laboratories N.V.	4,700	484,523
	Oceaneering International, Inc. (a)	8,600	488,050
	SEACOR Holdings, Inc. (a)	10,000	816,300
			2,798,147
	Food Products 1.0%
	Corn Products International, Inc.	24,850	708,722

	Gas Utilities 1.9%
	ONEOK, Inc.	37,800	1,384,236

	Health Care Equipment & Supplies 6.5%
	Conceptus, Inc. (a)	22,200	411,588
	Haemonetics Corp. (a)	15,250	855,830
	Inverness Medical Innovations, Inc. (a)	26,600	1,030,218
	Masimo Corp. (a)	8,594	225,163
	SonoSite, Inc. (a)	45,700	1,209,222
	Teleflex, Inc.	19,950	963,784
			4,695,805
	Health Care Providers & Services 2.2%
	Bio-Reference Laboratories, Inc. (a)	4,195	144,308
¤	DaVita, Inc. (a)	26,050	1,475,472
			1,619,780
	Health Care Technology 0.6%
	Phase Forward, Inc. (a)	31,496	442,204

	Hotels, Restaurants & Leisure 0.1%
	Multimedia Games, Inc. (a)	9,436	48,312

	Household Durables 5.4%
	KB Home	82,450	1,369,494
	Ryland Group, Inc.	44,850	944,990
¤	Tupperware Brands Corp.	39,600	1,580,832
			3,895,316
	Household Products 1.2%
	Church & Dwight Co., Inc.	14,700	834,078

	Insurance 7.1%
	Arthur J. Gallagher & Co.	53,500	1,303,795
	Hanover Insurance Group, Inc. (The)	25,650	1,060,114
¤	Platinum Underwriters Holdings, Ltd.	39,750	1,424,640
	Validus Holdings, Ltd.	54,150	1,397,070
			5,185,619
	Internet Software & Services 3.5%
	Constant Contact, Inc. (a)	34,200	658,350
	GSI Commerce, Inc. (a)	36,000	695,160
	MercadoLibre, Inc. (a)	17,295	665,166
	OpenTable, Inc. (a)	17,900	493,324
			2,512,000
	IT Services 1.9%
	NeuStar, Inc. Class A (a)	48,450	1,094,970
	TeleTech Holdings, Inc. (a)	18,700	319,022
			1,413,992
	Machinery 2.1%
	Kennametal, Inc.	33,900	834,279
	Wabtec Corp.	18,050	677,416
			1,511,695
	Multi-Utilities 4.5%
	CMS Energy Corp.	65,150	873,010
	NSTAR	31,950	1,016,649
¤	Vectren Corp.	60,700	1,398,528
			3,288,187
	Oil, Gas & Consumable Fuels 1.0%
	Southern Union Co.	35,700	742,203

	Pharmaceuticals 2.1%
¤	Endo Pharmaceuticals Holdings, Inc. (a)	65,950	1,492,449

	Professional Services 1.9%
	FTI Consulting, Inc. (a)	11,000	468,710
	IHS, Inc. Class A (a)	18,450	943,349
			1,412,059
	Real Estate Investment Trusts 2.0%
¤	Ventas, Inc.	37,100	1,428,350

	Semiconductors & Semiconductor Equipment 4.7%
	Cavium Networks, Inc. (a)	30,200	648,394
	MEMC Electronic Materials, Inc. (a)	41,800	695,134
	NetLogic Microsystems, Inc. (a)	20,700	931,500
	Silicon Laboratories, Inc. (a)	25,200	1,168,272
			3,443,300
	Software 5.5%
	Concur Technologies, Inc. (a)	16,891	671,586
	Rosetta Stone, Inc. (a)	6,200	142,352
	Rovi Corp. (a)	18,400	618,240
	SuccessFactors, Inc. (a)	32,100	451,647
¤	Sybase, Inc. (a)	41,850	1,627,965
	THQ, Inc. (a)	72,900	498,636
			4,010,426
	Specialty Retail 2.2%
	Aeropostale, Inc. (a)	16,600	721,602
	GameStop Corp. Class A (a)	30,500	807,335
	J. Crew Group, Inc. (a)	1,500	53,730
			1,582,667
	Textiles, Apparel & Luxury Goods 0.6%
	Fossil, Inc. (a)	14,900	423,905
	Warnaco Group, Inc. (The) (a)	800	35,088
			458,993
	Thrifts & Mortgage Finance 4.5%
	First Niagara Financial Group, Inc.	79,050	974,686
	Hudson City Bancorp, Inc.	47,550	625,283
¤	Washington Federal, Inc.	100,350	1,691,901
			3,291,870
	Wireless Telecommunication Services 1.9%
	Syniverse Holdings, Inc. (a)	77,900	1,363,250

	Total Common Stocks (Cost $67,373,941)		71,161,898
	Number of Warrants	Value
Warrants 0.0%‡
Computers & Peripherals 0.0%‡
Latronix, Inc. Strike Price $0.01 Expires 11/2/09 (a)(b)	120	1

Total Warrants (Cost $0)		1

	Principal Amount	Value
Short-Term Investment 4.8%
Repurchase Agreement 4.8%
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $3,508,969 (Collateralized by a United States Treasury Bill with a rate of 0.129% and a maturity date of 12/24/09, with a Principal Amount of $3,585,000 and a Market Value of $3,583,925)	$3,508,968	3,508,968

Total Short-Term Investment (Cost $3,508,968)		3,508,968

Total Investments (Cost $70,882,909) (c)	102.6%	74,670,867
Liabilities in Excess of
Cash and Other Assets	(2.6)	(1,918,341)
Net Assets	100.0%	$72,752,526

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security. The total market value of this security at September 30, 2009 is $1, which represents less than one-tenth of a percent of the Portfolio's net assets.
(c)	At September 30, 2009, cost is $75,165,003 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$4,985,720
Gross unrealized depreciation	(5,479,856)
Net unrealized depreciation	$(494,136)

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$2,247,395	$—	$—	$2,247,395
Airlines	62,544	—	—	62,544
Auto Components	500,850	—	—	500,850
Beverages	191,048	—	—	191,048
Biotechnology	1,276,503	—	—	1,276,503
Building Products	374,034	—	—	374,034
Capital Markets	2,426,781	—	—	2,426,781
Chemicals	3,521,026	—	—	3,521,026
Commercial Banks	1,541,746	—	—	1,541,746
Communications Equipment	1,337,882	—	—	1,337,882
Computers & Peripherals	521,536	—	—	521,536
Containers & Packaging	1,758,545	—	—	1,758,545
Distributors	1,341,615	—	—	1,341,615
Diversified Consumer Services	899,033	—	—	899,033
Electric Utilities	2,137,501	—	—	2,137,501
Electrical Equipment	88,008	—	—	88,008
Electronic Equipment & Instruments	1,372,191	—	—	1,372,191
Energy Equipment & Services	2,798,147	—	—	2,798,147
Food Products	708,722	—	—	708,722
Gas Utilities	1,384,236	—	—	1,384,236
Health Care Equipment & Supplies	4,695,805	—	—	4,695,805
Health Care Providers & Services	1,619,780	—	—	1,619,780
Health Care Technology	442,204	—	—	442,204
Hotels, Restaurants & Leisure	48,312	—	—	48,312
Household Durables	3,895,316	—	—	3,895,316
Household Products	834,078	—	—	834,078
Insurance	5,185,619	—	—	5,185,619
Internet Software & Services	2,512,000	—	—	2,512,000
IT Services	1,413,992	—	—	1,413,992
Machinery	1,511,695	—	—	1,511,695
Multi-Utilities	3,288,187	—	—	3,288,187
Oil, Gas & Consumable Fuels	742,203	—	—	742,203
Pharmaceuticals	1,492,449	—	—	1,492,449
Professional Services	1,412,059	—	—	1,412,059
Real Estate Investment Trusts	1,428,350	—	—	1,428,350
Semiconductors & Semiconductor Equipment	3,443,300	—	—	3,443,300
Software	4,010,426	—	—	4,010,426
Specialty Retail	1,582,667	—	—	1,582,667
Textiles, Apparel & Luxury Goods	458,993	—	—	458,993
Thrifts & Mortgage Finance	3,291,870	—	—	3,291,870
Wireless Telecommunication Services	1,363,250	—	—	1,363,250
Total Common Stocks	71,161,898	—	—	71,161,898
Warrants
Computers & Peripherals	—	—	1	1
Total Warrants	—	—	1	1
Short-Term Investment
Repurchase Agreement	—	3,508,968	—	3,508,968
Total Short-Term Investment	—	3,508,968	—	3,508,968
Total	$71,161,898	$3,508,968	$1	$74,670,867

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2009
Warrants	$1	$0	$0	$0	$0	$0	$0	$0	$1	$0

Total	$1	$0	$0	$0	$0	$0	$0	$0	$1	$0

MainStay VP Floating Rate Portfolio
Portfolio of Investments September 30, 2009 unaudited

		Principal Amount	Value
	Long-Term Investments 91.6%†
	Corporate Bonds 7.5%
	Aerospace & Defense 0.1%
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17 (a)	$435,000	$432,825

	Beverage, Food & Tobacco 0.6%
	Del Monte Corp. 7.50%, due 10/15/19 (a)	1,500,000	1,515,000
¤	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	750,000	752,812
			2,267,812
	Broadcasting & Entertainment 0.5%
¤	CSC Holdings, Inc. 8.625%, due 2/15/19 (a)	700,000	740,251
	DirecTV Holdings LLC/DirecTV Financing Co., Inc. 5.875%, due 10/1/19 (a)	1,000,000	993,750
			1,734,001
	Chemicals, Plastics & Rubber 0.5%
	Ashland, Inc. 9.125%, due 6/1/17 (a)	650,000	695,500
	Nalco Co. 8.25%, due 5/15/17 (a)	1,200,000	1,260,000
			1,955,500
	Containers, Packaging & Glass 2.4%
	Ball Corp. 7.125%, due 9/1/16	2,000,000	2,040,000
	Berry Plastics Corp. 8.875%, due 9/15/14	500,000	476,250
	Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 5/15/17 (a)	1,200,000	1,212,000
	Greif, Inc. 7.75%, due 8/1/19 (a)	650,000	669,500
	Silgan Holdings, Inc. 7.25%, due 8/15/16 (a)	2,000,000	2,020,000
	Solo Cup Co. 10.50%, due 11/1/13 (a)	2,000,000	2,120,000
			8,537,750
	Diversified/Conglomerate Service 0.6%
	Corrections Corp. of America 7.75%, due 6/1/17	2,000,000	2,065,000

	Ecological 0.3%
	Clean Harbors, Inc. 7.625%, due 8/15/16 (a)	1,150,000	1,177,312

	Healthcare, Education & Childcare 0.2%
¤	HCA, Inc. 8.50%, due 4/15/19 (a)	800,000	836,000

	Hotels, Motels, Inns & Gaming 0.7%
	Ameristar Casinos, Inc. 9.25%, due 6/1/14 (a)	1,590,000	1,649,625
	MGM Mirage, Inc.
	10.375%, due 5/15/14 (a)	200,000	213,500
	11.125%, due 11/15/17 (a)	550,000	600,875
			2,464,000
	Leisure, Amusement, Motion Pictures & Entertainment 0.2%
	Cinemark USA, Inc. 8.625%, due 6/15/19 (a)	600,000	620,250

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
	CPM Holdings, Inc. 10.625%, due 9/1/14 (a)	725,000	748,563

	Printing & Publishing 0.2%
	Nielsen Finance LLC 11.625%, due 2/1/14	700,000	738,500

	Telecommunications 1.0%
	American Tower Corp. 7.25%, due 5/15/19 (a)	2,000,000	2,055,000
	Sprint Capital Corp. 8.375%, due 3/15/12	1,500,000	1,548,750
			3,603,750
	Total Corporate Bonds (Cost $25,845,741)		27,181,263

	Floating Rate Loans 79.8% (b)
	Aerospace & Defense 3.1%
	Hexcel Corp. 1st Lien Term Loan 6.50%, due 5/21/14	2,573,097	2,575,240
	Oshkosh Truck Corp. Term Loan B 6.423%, due 12/6/13	3,758,999	3,750,887
	Spirit Aerosystems, Inc. Term Loan B 2.255%, due 9/30/13	1,646,883	1,591,300
	Transdigm, Inc. Term Loan 2.289%, due 6/23/13	3,000,000	2,892,501
	Vought Aircraft Industries, Inc. Term Loan 7.50%, due 12/22/11	420,977	420,977
			11,230,905
	Automobile 3.7%
	Allison Transmission, Inc. Term Loan B 3.00%, due 8/7/14	1,918,866	1,670,480
	Dana Corp. Term Loan B 6.50%, due 1/29/15 (c)	2,000,000	1,788,750
	Ford Motor Co. Term Loan 3.494%, due 12/16/13	2,693,821	2,385,476
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 2.00%, due 4/30/14	2,500,000	2,330,357
	Key Safety Systems, Inc. 1st Lien Term Loan 2.991%, due 3/8/14	1,462,500	865,313
	Sensata Technologies Finance Co. LLC Term Loan 2.246%, due 4/26/13	1,935,000	1,650,797
	Tenneco, Inc. Tranche B Credit Linked Deposit 5.756%, due 3/17/14	1,250,000	1,175,000
	Tower Automotive Term Loan 4.611%, due 7/31/13 (c)	1,272,151	457,974
	TRW Automotive, Inc. Term Loan B1 6.25%, due 2/9/14	1,306,026	1,302,149
			13,626,296
	Beverage, Food & Tobacco 4.5%
	American Seafoods Group LLC Term Loan A 4.033%, due 9/30/11 (c)	576,578	521,803
	BF Bolthouse HoldCo LLC
	1st Lien Term Loan 2.563%, due 12/17/12	716,534	698,173
	2nd Lien Term Loan 5.746%, due 12/16/13	170,000	157,038
	Constellation Brands, Inc. New Term Loan B 1.806%, due 6/5/13	1,500,000	1,465,078
¤	Dean Foods Co. Tranche B Term Loan 1.665%, due 4/2/14	4,432,385	4,153,978
¤	Dole Food Co., Inc.
	Credit Link Deposit 0.505%, due 4/12/13	390,494	394,701
	Tranche B Term Loan 8.00%, due 4/12/13	593,676	600,072
	Tranche C Term Loan 8.00%, due 4/12/13	2,162,346	2,185,646
	Michael Foods, Inc. Term Loan B 6.50%, due 5/1/14	1,182,000	1,193,820
	Reddy Ice Group, Inc. Term Loan 1.993%, due 8/12/12 (c)	1,500,000	1,293,750
	Wm. Wrigley Jr. Co. Term Loan B 6.50%, due 9/30/14	3,634,055	3,686,748
			16,350,807
	Broadcasting & Entertainment 7.7%
¤	Charter Communications Operating LLC Term Loan 9.25%, due 3/6/14 (d)	3,984,887	4,008,796
¤	CSC Holdings, Inc. Incremental B-2 Term Loan 2.049%, due 3/29/16	4,433,494	4,351,474
	DirecTV Holdings LLC
	Term Loan B 1.746%, due 4/13/13	1,217,291	1,194,032
	Term Loan C 5.25%, due 4/13/13	2,478,675	2,477,884
¤	Discovery Communications Holdings LLC
	Term Loan B 2.283%, due 5/14/14	2,932,500	2,845,991
	Term Loan C 5.25%, due 5/14/14	1,154,200	1,172,379
	Entravision Communications Corp. Term Loan 5.85%, due 3/29/13	847,395	793,727
	Gray Television, Inc. Delayed Draw Term Loan 3.76%, due 12/31/14	1,716,386	1,394,563
	Insight Midwest Holdings LLC
	Term Loan A 1.76%, due 10/7/13	2,000,000	1,870,000
	Initial Term Loan 2.26%, due 4/7/14	1,342,415	1,274,815
	LodgeNet Entertainment Corp. Term Loan 2.29%, due 4/4/14	727,457	641,981
	Mediacom Broadband Group (FKA MCC Iowa) Tranche D1 Term Loan 2.00%, due 1/31/15	1,945,000	1,803,987
	Nexstar Broadcasting, Inc.
	Mission Term Loan B 2.033%, due 10/1/12	995,703	861,283
	Nexstar Term Loan B 2.238%, due 10/1/12	941,507	814,404
	Univision Communications, Inc. Initial Term Loan 2.533%, due 9/29/14	3,000,000	2,531,874
			28,037,190
	Buildings & Real Estate 0.9%
	Armstrong World Industries, Inc. Term Loan 1.996%, due 10/2/13	384,091	368,727
	CB Richard Ellis Services, Inc. Term Loan B 6.00%, due 12/20/13	2,565,682	2,488,711
	Central Parking Corp.
	Letter of Credit Term Loan 0.163%, due 5/22/14	94,828	71,595
	Term Loan 2.563%, due 5/22/14	261,129	197,152
	LNR Property Corp. Initial Tranche B Term Loan 3.76%, due 7/12/11	394,546	286,046
			3,412,231
	Chemicals, Plastics & Rubber 6.9%
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit 0.259%, due 4/2/14	571,429	541,286
	Dollar Term Loan 2.345%, due 4/2/14	3,376,779	3,188,524
	Gentek, Inc. 1st Lien Term Loan 2.456%, due 2/28/11	1,785,215	1,747,279
	Hexion Specialty Chemicals, Inc.
	Term Loan C2 2.563%, due 5/6/13	345,323	287,358
	Term Loan C1 2.875%, due 5/6/13	1,593,785	1,326,257
	Huntsman International LLC Tranche B Term Loan 1.996%, due 4/21/14	1,448,883	1,333,153
	INEOS U.S. Finance LLC
	Tranche A4 Term Loan 7.001%, due 12/17/12	549,200	443,479
	Tranche B2 Term Loan 7.501%, due 12/16/13	226,226	190,030
	Tranche C2 Term Loan 8.001%, due 12/16/14	226,164	189,978
	ISP Chemco, Inc. Term Loan B 2.014%, due 6/4/14	2,074,885	1,952,985
¤	Lyondell Chemical Co. DIP Term Loan 9.168%, due 12/15/09	4,000,000	3,880,000
	Nalco Co. Term Loan 6.50%, due 5/13/16	1,990,000	2,022,337
	Polymer Group, Inc. Tranche 2 Extending 6.998%, due 11/22/14	2,301,505	2,295,752
	Rockwood Specialties Group, Inc. Tranche H 6.00%, due 5/15/14	2,831,372	2,857,562
	Texas Petrochemicals L.P.
	Incremental Term Loan B 2.813%, due 6/27/13	306,304	249,638
	Term Loan B 2.813%, due 6/27/13	907,484	739,600
	Univar, Inc. Opco Term Loan 3.246%, due 10/10/14	1,893,068	1,766,232
			25,011,450
	Containers, Packaging & Glass 3.4%
	Berry Plastics Corp. Term Loan C 2.30%, due 4/3/15	772,632	680,882
	Crown Americas LLC Term B Dollar Loan 1.993%, due 11/15/12	1,940,000	1,902,816
	Graham Packaging Co., L.P.
	New Term Loan B 2.554%, due 10/7/11	236,641	230,651
	Term Loan C 6.75%, due 4/5/14	3,363,257	3,358,528
	Graphic Packaging International, Inc.
	Term Loan B 2.526%, due 5/16/14	1,901,085	1,825,042
	Term Loan C 3.265%, due 5/16/14	1,499,655	1,455,291
	Smurfit-Stone Container Enterprises, Inc.
	Tranche B Term Loan 2.57%, due 11/1/11 (d)	2,102,229	2,018,139
	Tranche C Term Loan 2.57%, due 11/1/11 (d)	192,685	184,977
	Tranche C1 Term Loan 2.57%, due 11/1/11 (d)	58,257	55,927
	Canadian Revolver 3.057%, due 11/1/09 (d)	148,437	143,241
	Revolver 3.151%, due 11/2/09 (d)	447,544	431,880
	Offering Credit Link Deposit 4.50%, due 11/1/10 (d)	89,830	86,237
			12,373,611
	Diversified Natural Resources, Precious Metals & Minerals 1.8%
	Boise Paper Holdings LLC Term Loan B 5.75%, due 2/24/14	2,174,500	2,196,245
¤	Georgia-Pacific Corp.
	New Term Loan B 2.316%, due 12/20/12	2,515,674	2,416,620
	Term Loan B 2.326%, due 12/20/12	1,113,658	1,069,808
	New Term Loan C 3.588%, due 12/20/14	976,371	968,845
			6,651,518
	Diversified/Conglomerate Manufacturing 0.5%
	Goodyear Engineered Products
	Delayed Draw Term Loan 2.50%, due 7/31/14	122,813	93,108
	Term Loan B 2.50%, due 7/31/14	857,500	650,092
	Mueller Water Products, Inc. Term Loan 5.966%, due 5/24/14	1,141,464	1,107,220
			1,850,420
	Diversified/Conglomerate Service 3.6%
	Affiliated Computer Services, Inc.
	Term Loan B1 2.246%, due 3/20/13	1,373,418	1,365,264
	Term Loan B2 2.246%, due 3/20/13	1,798,708	1,788,029
	Dealer Computer Services, Inc.
	1st Lien Term Loan 2.246%, due 10/26/12	2,292,719	2,007,562
	2nd Lien Term Loan 5.746%, due 10/26/13	250,000	192,500
	First Data Corp.
	Term Loan B1 2.999%, due 9/24/14	1,945,076	1,674,386
	Term Loan B3 3.036%, due 9/24/14	997,456	856,415
	ServiceMaster Co. Delayed Draw Term Loan 2.77%, due 7/24/14	1,000,000	891,111
	SunGard Data Systems, Inc. Incremental Term Loan 2.004%, due 2/28/14	2,896,808	2,712,136
	VeriFone, Inc. Term Loan B 3.00%, due 10/31/13	678,750	644,812
	Verint Systems, Inc. Term Loan B 3.50%, due 5/25/14 (c)	932,172	844,199
			12,976,414
	Ecological 1.6%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.50%, due 2/5/13 (c)	279,149	159,115
	Term Loan B 2.50%, due 2/5/13 (c)	662,980	377,899
	Duratek, Inc. Term Loan B 4.05%, due 6/7/13	790,323	772,541
	EnergySolutions LLC
	Synthetic Letter of Credit 0.25%, due 6/7/13	117,393	115,632
	Term Loan 4.05%, due 6/7/13	1,647,277	1,610,213
	IESI Corp. Term Loan 1.994%, due 1/20/12	2,000,000	1,890,000
	Synagro Technologies, Inc. Term Loan B 2.24%, due 4/2/14	977,500	786,073
			5,711,473
	Electronics 0.6%
	Flextronics International, Ltd. Term Loan B 2.847%, due 10/1/12	980,000	910,787
	Freescale Semiconductor, Inc. Term Loan B 2.011%, due 11/29/13	1,449,889	1,159,005
			2,069,792
	Finance 0.7%
	Hertz Corp. (The)
	Letter of Credit 0.292%, due 12/21/12	221,464	208,176
	Tranche B Term Loan 2.00%, due 12/21/12	1,206,515	1,134,124
	MSCI, Inc. Term Loan 2.872%, due 11/20/14	984,962	965,263
	Rental Services Corp. 2nd Lien Term Loan 4.042%, due 11/30/13	397,920	349,672
			2,657,235
	Grocery 1.4%
	Giant Eagle, Inc. Term Loan 2.056%, due 11/7/12 (c)	425,260	382,734
	Roundy’s Supermarkets, Inc. Tranche B Term Loan 3.00%, due 11/3/11	2,197,459	2,146,186
	SUPERVALU, Inc.
	Term Loan A 1.121%, due 6/2/11	1,683,202	1,615,074
	Term Loan B 1.496%, due 6/1/12	992,276	947,375
			5,091,369
	Healthcare, Education & Childcare 10.3%
	Accellent, Inc. Term Loan 2.872%, due 11/22/12	466,136	433,507
	AGA Medical Corp. Tranche B Term Loan 2.25%, due 4/28/13 (c)	916,105	769,528
	Alliance Imaging, Inc. Tranche C1 Term Loan 2.963%, due 12/29/11	389,245	376,838
	AMR HoldCo, Inc. Term Loan 2.254%, due 2/10/12	806,804	773,523
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan 3.515%, due 4/24/15	378,833	361,258
	Term Loan 3.533%, due 4/24/15	2,560,000	2,441,231
	Biomet, Inc. Term Loan B 3.282%, due 3/25/15	2,944,874	2,832,294
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.496%, due 7/25/14	209,181	196,317
	New Term Loan B 2.611%, due 7/25/14	4,100,350	3,848,178
	DaVita, Inc. Tranche B1 Term Loan 1.813%, due 10/5/12	2,767,981	2,665,911
	Fresenius Medical Care Holdings, Inc. Term Loan 1.666%, due 3/31/13	777,272	746,829
	Gentiva Health Services, Inc. Term Loan B 2.232%, due 3/31/13 (c)	644,022	604,173
¤	HCA, Inc.
	Term Loan A 1.783%, due 11/16/12	693,651	648,390
	Term Loan B 2.533%, due 11/18/13	2,681,571	2,526,375
	Health Management Associates, Inc. Term Loan B 2.033%, due 2/28/14	3,729,350	3,494,867
	HealthSouth Corp. Term Loan B 2.55%, due 3/11/13	1,019,524	979,168
	Life Technologies Corp. Term Loan B 5.25%, due 11/20/15	794,486	798,776
	Mylan Laboratories, Inc. Term Loan B 3.55%, due 10/2/14	2,910,000	2,828,307
	Quintiles Transnational Corp. Term Loan B 2.285%, due 3/31/13	962,583	911,446
	Royalty Pharma Finance Trust Term Loan B 2.533%, due 4/16/13	2,965,520	2,897,871
	Rural/Metro Operating Co. LLC LC Facility Deposits 0.09%, due 3/4/11	411,765	403,529
	Select Medical Corp. Extended Term Loan B 4.158%, due 8/22/14	952,707	938,416
	Sun Healthcare Group, Inc.
	Synthetic Letter of Credit 0.183%, due 4/21/14	275,862	256,552
	Term Loan B 2.655%, due 4/21/14	1,313,608	1,221,656
	Vanguard Health Holding Co. LLC Replacement Term Loan 2.496%, due 9/23/11	3,460,741	3,376,386
			37,331,326
	Home and Office Furnishings, Housewares & Durable Consumer Products 1.6%
	Jarden Corp.
	Term Loan B2 2.033%, due 1/24/12	1,242,842	1,204,521
	Additional Term Loan 3.098%, due 1/24/12	1,500,000	1,477,232
	Term Loan B4 3.533%, due 1/26/15	308,022	307,444
	Simmons Bedding Co. Tranche D Term Loan 10.50%, due 12/19/11	2,764,482	2,709,192
			5,698,389
	Hotels, Motels, Inns & Gaming 1.6%
	Las Vegas Sands, Inc.
	Delayed Draw Term Loan 2.04%, due 5/23/14	2,484,728	2,064,498
	Term Loan B 2.04%, due 5/23/14	746,008	619,840
	Penn National Gaming, Inc. Term Loan B 2.014%, due 10/3/12	3,274,964	3,164,434
			5,848,772
	Leisure, Amusement, Motion Pictures & Entertainment 3.4%
	AMC Entertainment, Inc. Term Loan 1.746%, due 1/28/13	1,957,332	1,856,668
	Bombardier Recreational Products, Inc. Term Loan 3.00%, due 6/28/13 (c)	636,804	448,947
	Cedar Fair, L.P.
	U.S. Term Loan 2.246%, due 8/30/12	408,668	391,939
	U.S. Term B Extended 4.246%, due 8/30/14	1,481,747	1,442,233
	Cinemark USA, Inc. Term Loan 2.082%, due 10/5/13	1,940,000	1,863,612
	Easton-Bell Sports, Inc. Tranche B Term Loan 2.26%, due 3/16/12	791,534	744,042
	Metro-Goldwyn-Mayer Studios, Inc. Tranche B Term Loan 5.50%, due 4/8/12	965,000	543,054
¤	Regal Cinemas Corp. Term Loan 4.033%, due 10/27/13	4,057,268	4,031,277
	Six Flags Theme Parks, Inc. Tranche B Term Loan 2.594%, due 4/30/15	982,500	956,955
			12,278,727
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.3%
	Baldor Electric Co. Term Loan B 5.25%, due 1/31/14	2,442,709	2,433,549
	Gleason Corp. 1st Lien Term Loan 2.171%, due 6/30/13 (c)	920,750	888,524
	Manitowoc Co., Inc. (The) Term Loan B 7.50%, due 11/6/14	2,483,738	2,368,865
	RBS Global, Inc.
	Term Loan B2 2.50%, due 7/19/13	2,040,914	1,943,970
	Term Loan B 2.931%, due 7/19/13	934,426	895,881
			8,530,789
	Mining, Steel, Iron & Non-Precious Metals 1.2%
	Aleris International, Inc.
	German C1 4.25%, due 12/19/13 (d)	624,742	424,824
	Term Loan B1 4.25%, due 12/19/13 (d)	449,287	35,943
	DIP Term Loan 5.20%, due 2/15/10 (e)	329,752	329,958
	Roll-Up DIP Term Loan 12.50%, due 2/15/10	941,948	384,629
	Novelis, Inc.
	New Canadian Term Loan 2.25%, due 7/6/14	1,140,995	1,042,788
	New U.S. Term Loan 2.269%, due 7/6/14	1,292,993	1,181,704
	Walter Industries, Inc. Term Loan 2.501%, due 10/3/12	932,420	899,785
			4,299,631
	Oil & Gas 1.5%
	Dresser, Inc.
	Term Loan 2.679%, due 5/4/14	1,702,789	1,592,108
	2nd Lien Term Loan 5.994%, due 5/4/15	800,000	691,000
	Energy Transfer Equity L.P. Term Loan B 2.211%, due 11/1/12	2,000,000	1,939,642
	IFM Colonial Pipeline 2 LLC Term Loan B 2.38%, due 2/27/12	984,835	945,442
	Targa Resources, Inc.
	Synthetic Letter of Credit 0.158%, due 10/31/12	109,798	107,327
	Term Loan 2.246%, due 10/31/12	143,396	140,170
			5,415,689
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.1%
	JohnsonDiversey, Inc. New Term Loan B 2.483%, due 12/16/11	1,423,051	1,387,475
	Mega Bloks, Inc. Term Loan B 9.75%, due 7/26/12 (c)	960,000	388,800
	Visant Corp. Term Loan C 2.322%, due 10/4/11	2,197,540	2,175,564
			3,951,839
	Personal Transportation 0.3%
	United Airlines, Inc. Term Loan B 2.25%, due 2/1/14	1,387,472	1,023,261

	Personal, Food & Miscellaneous Services 0.8%
	Aramark Corp.
	Synthetic Letter of Credit 1.725%, due 1/27/14	192,331	179,047
	Term Loan 2.156%, due 1/27/14	2,970,751	2,765,564
			2,944,611
	Printing & Publishing 3.3%
	Cenveo Corp.
	Delayed Draw Term Loan 4.792%, due 6/21/13	26,229	25,365
	Term Loan C 4.792%, due 6/21/13	1,737,901	1,680,667
	Dex Media East LLC Replacement Term Loan 2.266%, due 10/24/14 (d)	765,384	592,216
	Hanley Wood LLC New Term Loan B 2.493%, due 3/8/14	664,967	284,273
	Idearc, Inc. Term Loan B 6.83%, due 11/17/14 (d)	1,882,082	796,747
	Lamar Media Corp.
	Series E 5.50%, due 3/31/13	975,000	964,031
	Series F 5.50%, due 3/31/14	1,990,000	1,967,613
	MediaNews Group, Inc. Term Loan C 6.746%, due 8/2/13	360,513	104,549
	Merrill Communications LLC Term Loan 8.50%, due 12/24/12	1,867,789	1,489,561
	New Publishing Acquisition, Inc. Tranche B Term Loan 5.21%, due 8/5/12 (d)	1,098,549	406,463
	Nielsen Finance LLC Dollar Term Loan 2.249%, due 8/9/13	2,142,546	2,000,157
	Penton Media, Inc. Term Loan B 2.727%, due 2/1/13 (c)	1,218,750	826,718
	R.H. Donnelley, Inc. Tranche D2 Term Loan 6.75%, due 6/30/11 (d)	825,663	701,814
			11,840,174
	Retail Store 3.5%
	Eye Care Centers of America, Inc. Term Loan B 2.786%, due 3/1/12 (c)	779,105	755,732
	Michaels Stores, Inc. New Term Loan B 2.538%, due 10/31/13	2,199,121	1,961,798
	Neiman Marcus Group, Inc. (The) Term Loan B 2.295%, due 4/6/13	1,564,565	1,349,437
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 1.75%, due 5/15/14	207,654	194,416
	Term Loan B 1.75%, due 5/15/14	721,255	675,275
	Petco Animal Supplies, Inc. Term Loan B 2.565%, due 10/25/13	2,033,301	1,961,288
	QVC, Inc. Tranche 3-J 4.246%, due 6/30/11	3,500,000	3,482,500
	Yankee Candle Co., Inc. (The) Term Loan B 2.25%, due 2/6/14	2,311,690	2,166,053
			12,546,499
	Telecommunications 1.7%
	Intelsat Corp.
	Term Loan B2-A 2.753%, due 1/3/14	1,486,349	1,410,173
	Term Loan B2-B 2.753%, due 1/3/14	1,486,201	1,410,033
	Term Loan B2-C 2.753%, due 1/3/14	486,201	461,283
	MetroPCS Wireless, Inc. Term Loan B 2.661%, due 11/4/13	2,976,982	2,836,022
			6,117,511
	Textiles & Leather 0.5%
	Springs Windows Fashions LLC Term Loan B 3.063%, due 12/31/12 (c)	425,892	364,137
	St. Johns Knits International, Inc. Term Loan B 9.25%, due 3/23/12 (c)	899,565	647,687
	William Carter Co. (The) Term Loan 1.777%, due 7/14/12	725,369	709,048
			1,720,872
	Utilities 6.3%
	AES Corp. Term Loan 3.29%, due 8/10/11	1,000,000	983,125
	Bosque Power Co. LLC Term Loan 5.533%, due 1/16/15	495,834	398,320
	BRSP LLC Term Loan B 7.50%, due 6/24/14	900,000	848,250
	Calpine Corp. 1st Priority Term Loan 3.165%, due 3/29/14	2,979,785	2,709,742
	Coleto Creek Power, L.P.
	Synthetic Letter of Credit 0.183%, due 6/28/13	497,873	453,064
	Term Loan 3.022%, due 6/28/13	817,947	744,332
	Covanta Energy Corp.
	Funded Letter of Credit 0.187%, due 2/10/14	494,845	470,474
	Term Loan B 1.75%, due 2/10/14	980,026	931,760
	Dynegy Holdings, Inc.
	Synthetic Letter of Credit 4.00%, due 4/2/13	2,425,532	2,329,270
	Term Loan B 4.00%, due 4/2/13	72,979	70,082
	InfrastruX Group, Inc. Delayed Draw Term Loan 4.496%, due 11/5/12	1,739,631	1,652,649
	Kgen LLC
	1st Lien Term Loan 2.00%, due 2/10/14	455,859	419,391
	Synthetic Letter of Credit 2.063%, due 2/8/14	281,250	258,750
	Mackinaw Power Holdings LLC Term Loan B 1.979%, due 6/22/15 (c)	1,448,980	1,340,306
	Mirant North America LLC Term Loan 1.996%, due 1/3/13	690,158	658,115
	NRG Energy, Inc.
	Term Loan B 2.022%, due 2/1/13	1,876,013	1,777,718
	Synthetic Letter of Credit 2.033%, due 2/1/13	1,007,587	954,793
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B2 3.754%, due 10/10/14	967,595	763,674
	Term Loan B3 3.754%, due 10/10/14	1,974,924	1,550,809
	TPF Generation Holdings LLC
	Synthetic Revolver 0.183%, due 12/15/11	94,479	89,350
	Synthetic Letter of Credit 0.19%, due 12/15/13	301,388	285,027
	Term Loan B 2.246%, due 12/15/13	819,448	774,963
	2nd Lien Term Loan C 4.504%, due 12/15/14	500,000	429,584
	TPF II LC LLC Term Loan B 3.033%, due 10/15/14 (c)	789,302	753,783
	USPF Holdings LLC
	Term Loan 1.996%, due 4/11/14 (c)	1,060,442	1,002,117
	Synthetic Letter of Credit 2.033%, due 4/11/14 (c)	300,000	283,500
			22,932,948
	Total Floating Rate Loans (Cost $305,573,970)		289,531,749

	Foreign Floating Rate Loans 3.8% (b)
	Broadcasting & Entertainment 0.9%
	UPC Broadband Holding B.V.
	Term Loan N 2.011%, due 12/31/14	1,296,576	1,212,298
	Term Loan T 3.761%, due 12/31/16	2,203,424	2,117,491
			3,329,789
	Chemicals, Plastics & Rubber 0.5%
	Brenntag Holding GmbH and Co.
	Term Loan B2 2.246%, due 1/20/14	1,571,895	1,497,230
	Acquisition Term Loan 2.287%, due 1/20/14	383,799	365,569
			1,862,799
	Finance 0.4%
	Ashtead Group PLC Term Loan 2.063%, due 8/31/11	1,353,000	1,278,585

	Home and Office Furnishings, Housewares & Durable Consumer Products 0.1%
	Sunbeam Corp. (Canada), Ltd. Term Loan 2.033%, due 1/24/12	263,997	260,697

	Printing & Publishing 0.5%
	Yell Group PLC Term Loan B1 3.283%, due 10/26/12	2,500,000	1,937,500

	Retail Store 0.4%
	Dollarama Group, L.P. Replacement Term Loan B 2.238%, due 11/18/11	1,447,648	1,429,553

	Telecommunications 1.0%
	Intelsat Subsidiary Holding Co. Tranche B Term Loan 2.753%, due 7/3/13	954,060	911,525
	Telesat Canada
	U.S. Delayed Draw Term Loan 3.25%, due 10/31/14	234,188	224,778
	U.S. Term Loan B 3.25%, due 10/31/14	2,726,512	2,616,963
			3,753,266
	Total Foreign Floating Rate Loans (Cost $14,821,144)		13,852,189

	Yankee Bond 0.5% (f)
	Mining, Steel, Iron & Non-Precious Metals 0.5%
	Teck Resources, Ltd. 10.25%, due 5/15/16	1,599,000	1,806,870

	Total Yankee Bond (Cost $1,657,364)		1,806,870

	Total Long-Term Investments (Cost $347,898,219)		332,372,071

	Short-Term Investments 14.1%
	Commercial Paper 7.8%
	Abbot Laboratories 0.14%, due 10/14/09 (a)(g)	5,170,000	5,169,739
	Basin Electric Power Cooperative
	0.20%, due 10/28/09 (a)(g)	3,836,000	3,835,425
	0.20%, due 11/4/09 (a)(g)	845,000	844,840
	Dupont EI De Nemours Co. 0.07%, due 10/27/09 (a)(g)	625,000	624,968
	E.I. Dupont
	0.17%, due 10/22/09 (a)(g)	2,000,000	1,999,802
	0.18%, due 10/6/09 (a)(g)	620,000	619,985
	FPL Group Capital, Inc.
	0.16%, due 10/13/09 (a)(g)	4,852,000	4,851,741
	0.17%, due 10/5/09 (a)(g)	998,000	997,981
	NSTAR Electric Co.
	0.15%, due 10/8/09 (g)	2,425,000	2,424,929
	0.16%, due 10/2/09 (g)	2,259,000	2,258,990
	Southern Co. Funding Corp. 0.16%, due 10/1/09 (a)	4,823,000	4,823,000

	Total Commercial Paper (Cost $28,451,400)		28,451,400

Repurchase Agreement 0.4%
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $1,604,927 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 11/5/09, with a Principal Amount of $1,640,000 and a Market Value of $1,640,000)	1,604,926	1,604,926

Total Repurchase Agreement (Cost $1,604,926)		1,604,926
U.S. Government & Federal Agencies 5.9%
Federal Home Loan Bank (Discount Notes)
0.038%, due 10/21/09 (g)	3,545,000	3,544,922
0.077%, due 10/19/09 (g)	8,148,000	8,147,674
United States Treasury Bills
0.064%, due 10/8/09 (g)	4,878,000	4,877,934
0.09%, due 10/15/09 (g)	4,725,000	4,724,829
Total U.S. Government & Federal Agencies (Cost $21,295,324)		21,295,359
Total Short-Term Investments (Cost $51,351,650)		51,351,685

Total Investments (Cost $399,249,869) (h)	105.7%	383,723,756
Liabilities in Excess of
Cash and Other Assets	(5.7)	(20,627,441)
Net Assets	100.0%	$363,096,315

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2009, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2009. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c)	Illiquid security. The total market value of these securities at September 30, 2009 is $14,900,176, which represents 4.1% of the Portfolio's net assets.
(d)	Issue in default.
(e)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Interest rate presented is yield to maturity.
(h)	The cost stated also represents aggregate cost for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$4,720,970
Gross unrealized depreciation	(20,247,083)
Net unrealized depreciation	$(15,526,113)

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments
Corporate Bonds	$—	$27,181,263	$—	$27,181,263
Floating Rate Loans	—	289,531,749	—	289,531,749
Foreign Floating Rate Loans	—	13,852,189	—	13,852,189
Yankee Bond	—	1,806,870	—	1,806,870
Total Long-Term Investments	—	332,372,071	—	332,372,071
Short-Term Investments
Commercial Paper	—	28,451,400	—	28,451,400
Repurchase Agreement	—	1,604,926	—	1,604,926
U.S. Government & Federal Agencies	—	21,295,359	—	21,295,359
Total Short-Term Investments	—	51,351,685	—	51,351,685
Total	$—	$383,723,756	$—	$383,723,756

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Government Portfolio
Portfolio of Investments ††† September 30, 2009 unaudited
		Principal Amount	Value
	Long-Term Bonds 98.2%†
	Asset-Backed Securities 1.6%
	Credit Cards 0.2%
	Chase Issuance Trust Series 2006-C4, Class C4 0.533%, due 1/15/14 (a)	$855,000	$811,591

	Diversified Financial Services 0.4%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	1,307,195	1,429,898

	Home Equity 0.5%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	665,000	638,518
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	1,025,000	973,760
			1,612,278
	Utilities 0.5%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,650,000	1,819,857

	Total Asset-Backed Securities (Cost $5,500,080)		5,673,624

	Corporate Bond 0.9%
	Banks 0.9%
	Sovereign Bank 2.75%, due 1/17/12 (c)	3,185,000	3,278,279

	Total Corporate Bond (Cost $3,182,717)		3,278,279

	Mortgage-Backed Securities 1.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.2%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	1,386,802	1,397,111
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 6.053%, due 8/25/36	1,266,310	1,021,707
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	530,000	431,041
	GS Mortgage Securities Corp. II Series 2001-ROCK, Class A1 6.22%, due 5/3/18 (d)	354,831	360,362
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.95%, due 2/25/42 (a)(d)(e)(f)	1,416,763	1,324,674
	Total Mortgage-Backed Securities (Cost $4,953,958)		4,534,895

	Municipal Bond 0.4%
	Texas 0.4%
	Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23 (a)	1,280,000	1,280,435

	Total Municipal Bond (Cost $1,282,590)		1,280,435

	U.S. Government & Federal Agencies 94.1%
	Fannie Mae (Collateralized Mortgage Obligation) 0.3%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	1,088,796	1,139,195

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 0.8%
	Series 2003-T1, Class B 4.491%, due 11/25/12	2,660,000	2,777,843

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	1,634,602	298,220
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	297,714	52,649
			350,869
	Federal Home Loan Bank 4.6%
	5.00%, due 11/17/17	3,150,000	3,441,145
	5.125%, due 8/14/13	3,725,000	4,133,420
¤	5.50%, due 7/15/36	8,250,000	9,109,914
			16,684,479
	Federal Home Loan Mortgage Corporation 0.4%
	4.75%, due 11/17/15	1,395,000	1,523,800

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.8%
	3.00%, due 8/1/10	929,064	933,748
	4.316%, due 3/1/35 (a)	84,755	88,091
	5.00%, due 1/1/20	2,467,089	2,618,776
	5.00%, due 6/1/33	4,813,497	4,996,455
	5.00%, due 8/1/33	2,541,518	2,639,313
	5.00%, due 5/1/36	1,691,375	1,751,437
	5.043%, due 6/1/35 (a)	1,758,485	1,840,430
	5.50%, due 1/1/21	1,675,676	1,779,751
	5.50%, due 1/1/33	6,450,351	6,788,322
	5.655%, due 2/1/37 (a)	670,525	706,894
	6.50%, due 4/1/37	477,582	509,737
			24,652,954

	Federal National Mortgage Association 8.4%
	2.50%, due 5/15/14	5,350,000	5,338,401
	2.75%, due 3/13/14	5,925,000	6,016,488
	4.625%, due 5/1/13	3,285,000	3,462,374
¤	5.375%, due 6/12/17	8,425,000	9,517,680
	6.625%, due 11/15/30	4,900,000	6,324,494
			30,659,437
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 32.0%
	3.624%, due 4/1/34 (a)	777,847	800,244
	4.50%, due 7/1/18	6,702,521	7,080,258
	4.50%, due 11/1/18	5,282,000	5,579,680
¤	4.50%, due 6/1/23	8,530,732	8,851,551
	4.532%, due 11/1/34 (a)	451,483	465,628
	5.00%, due 11/1/17	3,687,218	3,919,686
	5.00%, due 9/1/20	498,090	526,691
	5.00%, due 5/1/35 TBA (h)	960,000	987,900
	5.00%, due 6/1/35	4,224,196	4,381,459
	5.00%, due 1/1/36	900,554	933,518
	5.00%, due 2/1/36	7,969,515	8,261,232
¤	5.00%, due 5/1/36	10,799,275	11,194,574
	5.50%, due 11/1/17	2,449,099	2,624,172
	5.50%, due 6/1/19	1,587,614	1,695,150
	5.50%, due 11/1/19	1,701,899	1,817,176
	5.50%, due 4/1/21	3,424,692	3,642,748
	5.50%, due 6/1/21	555,911	589,743
¤	5.50%, due 6/1/33	11,155,464	11,736,478
	5.50%, due 12/1/33	6,818,558	7,173,691
	5.50%, due 6/1/34	1,754,220	1,843,392
	5.50%, due 3/1/35	3,142,637	3,302,388
	5.50%, due 4/1/36	5,872,427	6,167,272
	5.50%, due 1/1/37	952,351	998,827
	5.50%, due 7/1/37	741,228	776,822
	5.50%, due 8/1/37	1,751,603	1,839,548
	6.00%, due 12/1/16	170,564	183,236
	6.00%, due 1/1/33	1,031,745	1,098,873
	6.00%, due 3/1/33	1,048,830	1,116,086
	6.00%, due 9/1/34	147,396	156,617
	6.00%, due 9/1/35	2,654,405	2,815,401
	6.00%, due 10/1/35	346,607	367,425
	6.00%, due 4/1/36	3,485,041	3,694,361
	6.00%, due 6/1/36	3,862,989	4,087,767
	6.00%, due 11/1/36	2,461,849	2,605,097
	6.00%, due 4/1/37	992,192	1,045,584
	6.50%, due 10/1/31	313,885	338,910
	6.50%, due 7/1/32	166,863	180,063
	6.50%, due 2/1/37	655,719	701,954
	6.50%, due 8/1/47	775,193	823,918
			116,405,120
	Government National Mortgage Association (Collateralized Mortgage Obligation) 0.8%
	Series 2006-32, Class A 5.079%, due 1/16/30	2,972,982	3,125,637

	Government National Mortgage Association (Mortgage Pass-Through Securities) 20.8%
	5.00%, due 4/15/34	4,394,038	4,574,880
¤	5.00%, due 10/1/37 TBA (h)	8,940,000	9,250,111
	5.50%, due 6/15/33	2,423,227	2,560,670
	5.50%, due 12/15/35	1,665,570	1,755,875
¤	5.50%, due 7/1/36 TBA (h)	12,960,000	13,551,300
	6.00%, due 8/15/32	681,689	727,834
	6.00%, due 10/15/32	999,026	1,066,148
¤	6.00%, due 8/1/36 TBA (h)	22,370,000	23,544,425
	6.50%, due 7/15/28	115,880	125,268
	6.50%, due 8/15/28	160,790	173,823
	6.50%, due 7/15/32	666,015	716,924
¤	6.50%, due 3/1/33 TBA (h)	16,655,000	17,680,315
			75,727,573
	Hvide Van Ommeren Tankers LLC 1.3%
	Series I 7.54%, due 12/14/23 (i)	1,929,000	2,387,639
	Series II 7.54%, due 12/14/23 (i)	1,911,000	2,365,360
			4,752,999
	Overseas Private Investment Corporation 2.3%
	5.142%, due 12/15/23 (i)	7,862,671	8,372,880

	Tennessee Valley Authority 3.8%
	4.65%, due 6/15/35 (i)	4,395,000	4,218,360
	4.75%, due 8/1/13	5,300,000	5,732,957
	6.25%, due 12/15/17 (i)	3,485,000	4,030,929
			13,982,246
	United States Treasury Bonds 3.0%
	4.25%, due 5/15/39	1,460,000	1,510,415
	6.875%, due 8/15/25	3,220,000	4,328,888
	8.75%, due 8/15/20	3,460,000	5,071,602
			10,910,905
	United States Treasury Notes 8.0%
	2.00%, due 7/15/14 T.I.P.S. (j)	3,427,590	3,562,552
¤	4.75%, due 8/15/17	22,900,000	25,517,401
			29,079,953
	United States Treasury Strip Principal 0.7%
	(zero coupon), due 8/15/28	5,615,000	2,536,666

	Total U.S. Government & Federal Agencies (Cost $332,652,873)		342,682,556

	Total Long-Term Bonds (Cost $347,572,218)		357,449,789

	Short-Term Investment 19.2%
	Repurchase Agreement 19.2%
	State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $69,946,401(Collateralized by a United States Treasury Bill with a rate of 0.119% and a maturity date of 12/31/09, with a Principal Amount of $71,370,000 and a Market Value of $71,348,589)	69,946,381	69,946,381

	Total Short-Term Investment (Cost $69,946,381)		69,946,381

	Total Investments (Cost $417,518,599) (m)	117.4%	427,396,170
	Liabilities in Excess of
	Cash and Other Assets	(17.4)	(63,215,706)
	Net Assets	100.0%	$364,180,464

Futures Contracts (0.0%)‡	Contracts Long	Unrealized Appreciation/ Depreciation (k)
United States Treasury Note December 2009 (10 Year) (l)	191	$353,076

Total Futures Contracts Long (Settlement Value $22,600,672)		353,076

	Contracts Short
United States Treasury Note December 2009 (2 Year ) (l)	(378)	(450,009)

Total Futures Contracts Short (Settlement Value $82,014,188)		(450,009)

Total Futures Contracts (Settlement Value $59,413,516)		$(96,933)

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at September 30, 2009.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at September 30, 2009 is $1,612,278, which represents 0.4% of the Portfolio's net assets.
(c)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Fair valued security. The total market value of this security at September 30, 2009 is $1,324,674, which represents 0.4% of the Portfolio's net assets.
(f)	Illiquid security. The total market value of this security at September 30, 2009 is $1,324,674, which represents 0.4% of the Portfolio's net assets.
(g)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(h)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2009 is $65,014,051, which represents 17.9% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(i)	United States Government Guaranteed Security.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2009.
(l)	At September 30, 2009, cash in the amount of $101,880 is segregated as collateral for futures contracts with the broker.
(m)	At September 30, 2009, cost is $417,518,651 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$11,942,985
Gross unrealized depreciation	(2,065,466)
Net unrealized appreciation	$9,877,519

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Securities	$—	$5,673,624	$—	$5,673,624
Corporate Bond	—	3,278,279	—	3,278,279
Mortgage-Backed Securities	—	3,210,221	1,324,674	4,534,895
Municipal Bond	—	1,280,435	—	1,280,435
U.S. Government & Federal Agencies	—	342,682,556	—	342,682,556
Total Long-Term Bonds	—	356,125,115	1,324,674	357,449,789
Short-Term Investment
Repurchase Agreement	—	69,946,381	—	69,946,381
Total Short-Term Investment	—	69,946,381	—	69,946,381
Futures Contracts Long (a)	353,076	—	—	353,076
Total	$353,076	$426,071,496	$1,324,674	$427,749,246

(a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts Short (a)	$(450,009)	$—	$—	$(450,009)
Total	$(450,009)	$—	$—	$(450,009)

(a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2009
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	$1,422,948	$480	$1,494	$(15,378)	$0	$(84,870)	$0	$0	$1,324,674	$(15,378)
Total	$1,422,948	$480	$1,494	$(15,378)	$0	$(84,870)	$0	$0	$1,324,674	$(15,378)

MainStay VP Growth Allocation Portfolio
Portfolio of Investments September 30, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 100.0%†
Equity Funds 100.0%
MainStay 130/30 Core Fund Class I (a)	2,819,290	$18,550,931
MainStay 130/30 Growth Fund Class I (a)(b)	964,263	7,299,472
MainStay 130/30 International Fund Class I (a)(b)	2,074,121	13,357,342
MainStay All Cap Growth Fund Class I (b)	43,332	838,041
MainStay Growth Equity Fund Class I (a)	359,511	3,400,971
MainStay ICAP Equity Fund Class I	589,148	17,845,298
MainStay ICAP International Fund Class I	486,962	13,347,638
MainStay MAP Fund Class I	415,939	11,217,868
MainStay Small Company Value Fund Class I	187,065	2,456,164
MainStay Value Fund Class I (a)	90,437	1,267,931
MainStay VP Common Stock Portfolio Initial Class	1,526,950	21,345,950
MainStay VP Developing Growth Portfolio Initial Class (a)	198,314	1,415,205
MainStay VP ICAP Select Equity Portfolio Initial Class	1,707,533	17,818,419
MainStay VP International Equity Portfolio Initial Class (a)	994,146	13,434,950
MainStay VP Large Cap Growth Portfolio Initial Class (a)	2,781,056	33,116,837
MainStay VP Mid Cap Core Portfolio Initial Class (a)	2,034,036	18,795,108
MainStay VP Mid Cap Growth Portfolio Initial Class	75,434	727,304
MainStay VP Small Cap Growth Portfolio Initial Class (a)	800,332	4,435,218

Total Investments (Cost $216,231,734) (c)	100.0%	200,670,647
Cash and Other Assets,
Less Liabilities	0.0 ‡	35,327
Net Assets	100.0%	$200,705,974

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolios/Funds Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At September 30, 2009, cost is $217,885,812 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$5,149,391
Gross unrealized depreciation	(22,364,556)
Net unrealized depreciation	$(17,215,165)

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$200,670,647	$—	$—	$200,670,647
Total	$200,670,647	$—	$—	$200,670,647

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio
Portfolio of Investments September 30, 2009 unaudited

		Principal Amount	Value
	Long-Term Bonds 88.6%†
	Asset-Backed Security 0.4%
	Electric 0.4%
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	$6,623,796	$6,425,082

	Total Asset-Backed Security (Cost $6,623,796)		6,425,082

	Convertible Bonds 0.3%
	Internet 0.0%‡
	At Home Corp.
	0.525%, due 12/28/18 (a)(b)(c)(d)	1,869,975	187
	4.75%, due 12/31/49 (a)(b)(c)(d)	9,032,054	903
			1,090
	Real Estate Investment Trusts 0.1%
	Host Hotels & Resorts, L.P. 3.25%, due 4/15/24 (e)	1,290,000	1,296,450

	Retail 0.2%
	Asbury Automotive Group, Inc. 3.00%, due 9/15/12	3,365,000	2,746,681

	Total Convertible Bonds (Cost $3,530,468)		4,044,221

	Corporate Bonds 70.3%
	Advertising 0.7%
	Interpublic Group of Cos., Inc. 6.25%, due 11/15/14	5,620,000	5,317,925
	Lamar Media Corp.
	Series B 6.625%, due 8/15/15	1,945,000	1,779,675
	6.625%, due 8/15/15	715,000	664,950
	7.25%, due 1/1/13	245,000	241,019
	9.75%, due 4/1/14	2,445,000	2,646,712
			10,650,281
	Aerospace & Defense 0.4%
	BE Aerospace, Inc. 8.50%, due 7/1/18	2,660,000	2,726,500
	L-3 Communications Corp. 7.625%, due 6/15/12	3,080,000	3,122,350
			5,848,850
	Agriculture 0.5%
	Alliance One International, Inc. 10.00%, due 7/15/16 (e)	2,615,000	2,699,987
	Reynolds American, Inc.
	7.625%, due 6/1/16	2,110,000	2,257,749
	7.75%, due 6/1/18	2,585,000	2,821,026
			7,778,762
	Airlines 0.2%
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (e)	4,215,000	3,287,700
	Delta Air Lines, Inc. (Escrow Shares)
	(zero coupon), due 12/27/49 (b)(f)	3,395,000	21,388
	2.875%, due 2/6/24 (b)(f)	2,325,000	15,113
	2.875%, due 2/18/49 (b)(e)(f)	1,355,000	8,808
	8.00%, due 6/3/23 (b)(f)	2,560,000	16,640
	8.00%, due 6/3/49 (b)(f)	3,375,000	21,937
	8.30%, due 12/15/29 (b)(f)	3,660,000	23,058
	9.25%, due 3/15/49 (b)(f)	2,450,000	15,435
	9.75%, due 5/15/49 (b)(f)	350,000	2,205
	10.00%, due 8/15/49 (b)(f)	2,630,000	16,569
	10.375%, due 12/15/22 (b)(f)	3,275,000	20,632
	10.375%, due 2/1/49 (b)(f)	5,180,000	32,634
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (b)(f)	3,847,600	9,427
	7.875%, due 12/31/49 (b)(f)	3,986,900	4,784
	8.70%, due 3/15/49 (b)(f)	155,000	186
	8.875%, due 6/1/49 (b)(f)	1,996,000	2,395
	9.875%, due 3/15/37 (b)(f)	2,108,000	2,530
	10.00%, due 2/1/49 (b)(f)	7,315,600	8,779
			3,510,220
	Apparel 0.4%
	Unifi, Inc. 11.50%, due 5/15/14	5,688,000	5,346,720

	Auto Manufacturers 0.6%
	Ford Holdings LLC 9.30%, due 3/1/30	1,710,000	1,397,925
	Harley-Davidson Funding Corp.
	5.25%, due 12/15/12 (e)	255,000	254,757
	6.80%, due 6/15/18 (e)	7,510,000	7,313,028
			8,965,710
	Auto Parts & Equipment 2.5%
	Affinia Group, Inc.
	9.00%, due 11/30/14	1,570,000	1,491,500
	10.75%, due 8/15/16 (e)	2,770,000	2,977,750
	Allison Transmission, Inc. 11.25%, due 11/1/15 (e)(g)	2,555,000	2,376,150
	American Tire Distributors, Inc.
	6.847%, due 4/1/12 (h)	775,000	643,250
	10.75%, due 4/1/13	1,855,000	1,688,050
	FleetPride Corp. 11.50%, due 10/1/14 (e)	5,665,000	5,126,825
¤	Goodyear Tire & Rubber Co. (The)
	5.01%, due 12/1/09 (h)	10,135,000	10,122,331
	8.625%, due 12/1/11	2,585,000	2,669,012
	10.50%, due 5/15/16	3,025,000	3,282,125
	Johnson Controls, Inc.
	5.25%, due 1/15/11	2,180,000	2,263,411
	7.70%, due 3/1/15	620,000	687,988
	Lear Corp. 8.75%, due 12/1/16 (b)	2,681,000	1,769,460
	Tenneco Automotive, Inc.
	8.625%, due 11/15/14	965,000	904,688
	10.25%, due 7/15/13	1,065,000	1,107,600
			37,110,140
	Banks 1.6%
	CapitalSource, Inc. 12.75%, due 7/15/14 (e)	5,085,000	5,065,931
¤	GMAC LLC
	6.75%, due 12/1/14 (e)	8,808,000	7,486,800
	7.25%, due 3/2/11 (e)	1,836,000	1,767,150
	8.00%, due 11/1/31 (e)	8,270,000	6,657,350
	Zions BanCorp. 7.75%, due 9/23/14	3,360,000	3,007,200
			23,984,431
	Beverages 0.7%
	Constellation Brands, Inc.
	7.25%, due 9/1/16	965,000	960,175
	7.25%, due 5/15/17	2,845,000	2,830,775
	8.375%, due 12/15/14	890,000	927,825
	Cott Beverages USA, Inc. 8.00%, due 12/15/11	5,190,000	5,157,563
			9,876,338
	Building Materials 1.2%
	Building Materials Corp. of America 7.75%, due 8/1/14	2,895,000	2,786,437
	Compression Polymers Corp. 10.50%, due 7/1/13	1,760,000	1,487,200
	Texas Industries, Inc. 7.25%, due 7/15/13	10,510,000	10,089,600
	USG Corp. 9.75%, due 8/1/14 (e)	2,705,000	2,826,725
			17,189,962
	Chemicals 1.4%
	Mosaic Global Holdings, Inc. 7.625%, due 12/1/16 (e)	1,640,000	1,749,414
	Nalco Co.
	7.75%, due 11/15/11	3,150,000	3,150,000
	8.25%, due 5/15/17 (e)	575,000	603,750
	Olin Corp. 8.875%, due 8/15/19	2,770,000	2,894,650
	Phibro Animal Health Corp.
	10.00%, due 8/1/13 (e)	3,655,000	3,472,250
	13.00%, due 8/1/14 (e)	1,840,000	1,711,200
	Terra Capital, Inc. 7.00%, due 2/1/17	2,835,000	2,955,488
	Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, due 12/1/12 (b)	9,170,000	3,530,450
			20,067,202
	Coal 0.3%
	Peabody Energy Corp.
	6.875%, due 3/15/13	1,010,000	1,020,100
	7.375%, due 11/1/16	845,000	853,450
	7.875%, due 11/1/26	2,235,000	2,145,600
			4,019,150
	Commercial Services 2.6%
	Cardtronics, Inc. 9.25%, due 8/15/13	4,215,000	4,246,613
	Corrections Corp. of America
	6.25%, due 3/15/13	780,000	768,300
	7.75%, due 6/1/17	1,455,000	1,502,288
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (b)(c)(d)	2,412,000	173,664
	Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13	4,854,000	4,762,987
	iPayment, Inc. 9.75%, due 5/15/14	6,280,000	4,207,600
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (e)	7,845,000	7,570,425
	Language Line, Inc. 11.125%, due 6/15/12	5,005,000	5,136,381
	Lender Processing Services, Inc. 8.125%, due 7/1/16	3,380,000	3,515,200
	Quebecor World, Inc. (Litigation Trust)
	6.50%, due 8/1/49 (c)(d)(f)	150,000	7,800
	9.75%, due 1/15/49 (c)(d)(f)	8,530,000	443,560
	Rural/Metro Operating Co. LLC & Rural/Metro Delaware, Inc. 9.875%, due 3/15/15	4,120,000	4,037,600
	Service Corp. International 7.625%, due 10/1/18	2,210,000	2,226,575
			38,598,993
	Computers 0.3%
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	1,030,000	927,000
	10.625%, due 5/15/15 (e)	3,425,000	3,630,500
			4,557,500
	Distribution & Wholesale 0.3%
	ACE Hardware Corp. 9.125%, due 6/1/16 (e)	4,490,000	4,692,050

	Diversified Financial Services 2.6%
¤	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13	13,150,000	12,656,875
	8.125%, due 6/1/12	7,680,000	7,612,800
	AmeriCredit Corp. 8.50%, due 7/1/15	4,832,000	4,638,720
	Janus Capital Group, Inc.
	6.125%, due 9/15/11	1,275,000	1,264,477
	6.50%, due 6/15/12	285,000	283,174
	6.95%, due 6/15/17	2,675,000	2,545,490
	LaBranche & Co., Inc. 11.00%, due 5/15/12	3,270,000	3,155,550
	Nuveen Investments, Inc. 5.00%, due 9/15/10	1,430,000	1,372,800
	Premium Asset Trust/GEFA 0.513%, due 9/28/10 (e)(h)	4,245,000	4,011,525
			37,541,411
	Electric 3.5%
	AES Corp. (The)
	8.75%, due 5/15/13 (e)	605,000	616,344
	9.75%, due 4/15/16 (e)	4,265,000	4,648,850
	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (e)	8,935,000	9,158,375
	Energy Future Holdings Corp. 10.875%, due 11/1/17	7,845,000	5,922,975
	ESI Tractebel Acquisition Corp. Class B 7.99%, due 12/30/11	840,000	835,655
	Ipalco Enterprises, Inc.
	7.25%, due 4/1/16 (e)	1,280,000	1,283,200
	8.625%, due 11/14/11	795,000	814,875
	NRG Energy, Inc.
	7.25%, due 2/1/14	4,775,000	4,691,437
	7.375%, due 2/1/16	345,000	333,788
	Orion Power Holdings, Inc. 12.00%, due 5/1/10	3,125,000	3,234,375
	PNM Resources, Inc. 9.25%, due 5/15/15	2,825,000	2,853,250
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,324,795
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,190,000	1,237,600
	Reliant Energy, Inc.
	7.625%, due 6/15/14	1,700,000	1,668,125
	7.875%, due 6/15/17	11,025,000	10,763,156
			50,386,800
	Electrical Components & Equipment 0.5%
	Belden, Inc.
	7.00%, due 3/15/17	2,240,000	2,130,800
	9.25%, due 6/15/19 (e)	4,810,000	5,002,400
			7,133,200
	Energy - Alternate Sources 0.0%‡
	Salton Sea Funding Corp. Series E 8.30%, due 5/30/11 (d)	2,034	2,135

	Entertainment 2.5%
	American Casino & Entertainment Properties LLC 11.00%, due 6/15/14 (e)	4,575,000	4,071,750
	Chukchansi Economic Development Authority 8.00%, due 11/15/13 (e)	2,105,000	1,662,950
	FireKeepers Development Authority 13.875%, due 5/1/15 (e)	1,115,000	1,184,688
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	3,541,000	3,151,490
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	5,985,000	5,453,831
	Mohegan Tribal Gaming Authority 8.00%, due 4/1/12	2,986,000	2,530,635
	Peninsula Gaming LLC
	8.375%, due 8/15/15 (e)	1,665,000	1,665,000
	10.75%, due 8/15/17 (e)	2,445,000	2,457,225
	Penn National Gaming, Inc.
	6.75%, due 3/1/15	5,635,000	5,395,512
	6.875%, due 12/1/11	3,200,000	3,184,000
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15	475,000	420,375
	8.625%, due 8/1/17 (e)	1,920,000	1,929,600
	Speedway Motorsports, Inc. 8.75%, due 6/1/16 (e)	2,985,000	3,104,400
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(d)	687,641	412,585
			36,624,041
	Environmental Controls 0.7%
	Clean Harbors, Inc. 7.625%, due 8/15/16 (e)	2,805,000	2,871,619
	Geo Sub Corp. 11.00%, due 5/15/12	8,780,000	7,814,200
			10,685,819
	Finance - Auto Loans 2.4%
¤	Ford Motor Credit Co. LLC
	5.549%, due 6/15/11 (h)	5,535,000	5,285,925
	5.70%, due 1/15/10	2,115,000	2,114,393
	7.25%, due 10/25/11	8,545,000	8,298,981
	7.50%, due 8/1/12	3,130,000	3,005,323
	7.875%, due 6/15/10	4,635,000	4,655,310
	8.00%, due 6/1/14	10,630,000	10,215,398
	8.00%, due 12/15/16	155,000	143,804
	12.00%, due 5/15/15	1,510,000	1,663,908
			35,383,042
	Food 1.1%
	American Stores Co. 8.00%, due 6/1/26	4,495,000	4,045,500
	ASG Consolidated LLC/ASG Finance, Inc. 11.50%, due 11/1/11	2,885,000	2,798,450
	M-Foods Holding, Inc. 9.75%, due 10/1/13 (e)	2,605,000	2,676,638
	Stater Brothers Holdings 7.75%, due 4/15/15	1,405,000	1,362,850
	Tyson Foods, Inc.
	7.85%, due 4/1/16	1,310,000	1,336,200
	10.50%, due 3/1/14	3,370,000	3,816,525
			16,036,163
	Forest Products & Paper 2.1%
	Bowater, Inc. 9.375%, due 12/15/21 (b)	7,854,700	1,904,765
	Domtar Corp. 7.875%, due 10/15/11	6,570,000	6,791,737
¤	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (e)	1,615,000	1,590,775
	7.125%, due 1/15/17 (e)	1,231,000	1,203,303
	7.25%, due 6/1/28	4,180,000	3,720,200
	7.375%, due 12/1/25	1,310,000	1,179,000
	7.75%, due 11/15/29	64,000	58,880
	8.00%, due 1/15/24	3,469,000	3,434,310
	8.125%, due 5/15/11	3,770,000	3,911,375
	8.875%, due 5/15/31	6,895,000	6,963,950
			30,758,295
	Hand & Machine Tools 0.2%
	Baldor Electric Co. 8.625%, due 2/15/17	750,000	761,250
	Thermadyne Holdings Corp. 10.00%, due 2/1/14	1,590,000	1,359,450
			2,120,700
	Health Care - Products 1.7%
	Biomet, Inc.
	10.00%, due 10/15/17	4,835,000	5,149,275
	11.625%, due 10/15/17	4,220,000	4,599,800
	Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	5,215,000	5,527,900
	Invacare Corp. 9.75%, due 2/15/15	4,890,000	5,183,400
	ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75%, due 11/15/14	5,065,000	4,811,750
			25,272,125
	Health Care - Services 3.5%
	Alliance Imaging, Inc.
	7.25%, due 12/15/12	2,440,000	2,354,600
	Series B 7.25%, due 12/15/12	7,490,000	7,227,850
	Centene Corp. 7.25%, due 4/1/14	2,660,000	2,593,500
¤	Community Health Systems, Inc. 8.875%, due 7/15/15	6,105,000	6,257,625
	DaVita, Inc. 6.625%, due 3/15/13	3,950,000	3,910,500
¤	HCA, Inc.
	5.75%, due 3/15/14	2,770,000	2,444,525
	6.30%, due 10/1/12	5,123,000	4,918,080
	6.375%, due 1/15/15	1,661,000	1,478,290
	6.75%, due 7/15/13	3,095,000	2,963,463
	8.50%, due 4/15/19 (e)	1,470,000	1,536,150
	8.75%, due 9/1/10	1,010,000	1,025,150
	9.00%, due 12/15/14	440,000	430,507
	9.875%, due 2/15/17 (e)	1,035,000	1,097,100
	Psychiatric Solutions, Inc. 7.75%, due 7/15/15	2,490,000	2,402,850
	Skilled Healthcare Group, Inc. 11.00%, due 1/15/14	1,904,000	1,970,640
	Sun Healthcare Group, Inc. 9.125%, due 4/15/15	4,095,000	4,074,525
	Vanguard Health Holding Co. II LLC 9.00%, due 10/1/14	4,935,000	5,033,700
			51,719,055
	Holding Company - Diversified 0.3%
	Leucadia National Corp. 8.125%, due 9/15/15	4,480,000	4,569,600

	Household Products & Wares 0.5%
	Jarden Corp. 7.50%, due 5/1/17	3,605,000	3,505,863
	Libbey Glass, Inc. 8.26%, due 6/1/11 (h)	3,500,000	3,132,500
			6,638,363
	Insurance 2.2%
	AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (e)	2,690,000	2,651,893
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	11,475,000	10,557,000
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (e)	9,160,000	8,839,400
	Lumbermens Mutual Casualty Co.
	8.45%, due 12/1/97 (b)(e)	555,000	6,244
	9.15%, due 7/1/26 (b)(e)	12,235,000	137,644
	USI Holdings Corp.
	4.315%, due 11/15/14 (e)(h)	2,080,000	1,729,000
	9.75%, due 5/15/15 (e)	3,675,000	3,256,969
	Willis North America, Inc.
	5.625%, due 7/15/15	395,000	388,062
	6.20%, due 3/28/17	4,215,000	4,125,996
			31,692,208
	Internet 0.4%
	Expedia, Inc.
	7.456%, due 8/15/18	1,100,000	1,166,000
	8.50%, due 7/1/16 (e)	4,795,000	5,058,725
			6,224,725
	Iron & Steel 0.5%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	4,420,000	3,983,551
	Allegheny Technologies, Inc.
	8.375%, due 12/15/11	85,000	90,012
	9.375%, due 6/1/19	2,600,000	2,943,642
			7,017,205
	Leisure Time 0.2%
	Town Sports International Holdings, Inc. 11.00%, due 2/1/14	5,570,000	2,896,400

	Lodging 1.2%
	Boyd Gaming Corp. 7.75%, due 12/15/12	3,185,000	3,177,037
	Gaylord Entertainment Co.
	6.75%, due 11/15/14	505,000	467,125
	8.00%, due 11/15/13	451,000	462,275
	MGM Mirage, Inc.
	11.125%, due 11/15/17 (e)	1,475,000	1,611,438
	13.00%, due 11/15/13 (e)	350,000	400,750
	MTR Gaming Group, Inc. Series B 9.00%, due 6/1/12	1,430,000	1,072,500
	San Pasqual Casino 8.00%, due 9/15/13 (e)	1,815,000	1,751,475
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.799%, due 3/15/14 (e)(h)	3,760,000	3,026,800
	Sheraton Holding Corp. 7.375%, due 11/15/15	685,000	674,725
	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, due 2/15/13	2,575,000	2,536,375
	7.875%, due 5/1/12	2,059,000	2,136,212
			17,316,712
	Media 2.8%
¤	Charter Communications Operating LLC
	10.00%, due 4/30/12 (e)	8,144,000	8,286,520
	10.375%, due 4/30/14 (e)	3,425,000	3,493,500
	CSC Holdings, Inc. 8.50%, due 4/15/14 (e)	6,575,000	6,903,750
	CW Media Holdings, Inc. 13.50%, due 8/15/15 (e)(g)	1,665,000	1,617,131
	HSN, Inc. 11.25%, due 8/1/16	5,075,000	5,493,688
	ION Media Networks, Inc. 9.041%, due 1/15/13 (b)(e)(g)(h)	2,045,073	25,563
	Morris Publishing Group LLC 7.00%, due 8/1/13 (b)	7,300,000	1,679,000
	Rainbow National Services LLC
	8.75%, due 9/1/12 (e)	2,940,000	2,998,800
	10.375%, due 9/1/14 (e)	8,515,000	8,962,038
	Vertis, Inc. 18.50%, due 10/1/12 (g)	3,323,311	1,686,580
	Ziff Davis Media, Inc. 8.801%, due 7/15/11 (c)(d)(g)(h)	1,110,435	266,504
			41,413,074
	Metal Fabricate & Hardware 0.3%
	Mueller Water Products, Inc. 7.375%, due 6/1/17	2,705,000	2,356,731
	Neenah Foundary Co. 9.50%, due 1/1/17	5,355,000	2,275,875
			4,632,606
	Mining 0.9%
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15	1,375,000	1,462,656
	8.375%, due 4/1/17	10,650,000	11,328,938
			12,791,594
	Miscellaneous - Manufacturing 1.2%
	Actuant Corp. 6.875%, due 6/15/17	3,030,000	2,817,900
	Polypore, Inc. 8.75%, due 5/15/12	3,709,000	3,616,275
	RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	4,845,000	4,699,650
	Sally Holdings LLC 9.25%, due 11/15/14	2,350,000	2,432,250
	SPX Corp. 7.625%, due 12/15/14	4,095,000	4,125,712
			17,691,787
	Office Furnishings 0.2%
	Interface, Inc. 9.50%, due 2/1/14	2,765,000	2,740,806

	Oil & Gas 9.0%
	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. 12.125%, due 8/1/17	2,580,000	2,779,950
	Berry Petroleum Co. 10.25%, due 6/1/14	3,915,000	4,179,262
	Chaparral Energy, Inc.
	8.50%, due 12/1/15	5,480,000	4,411,400
	8.875%, due 2/1/17	3,725,000	2,998,625
¤	Chesapeake Energy Corp.
	6.50%, due 8/15/17	9,215,000	8,454,762
	6.625%, due 1/15/16	3,240,000	3,061,800
	6.875%, due 11/15/20	1,355,000	1,205,950
	7.50%, due 6/15/14	1,910,000	1,888,513
	Continental Resources, Inc. 8.25%, due 10/1/19 (e)	3,620,000	3,719,550
	Denbury Resources, Inc.
	7.50%, due 4/1/13	1,298,000	1,298,000
	7.50%, due 12/15/15	3,065,000	3,042,012
	Forest Oil Corp.
	7.25%, due 6/15/19	4,955,000	4,632,925
	7.75%, due 5/1/14	95,000	93,100
	8.00%, due 12/15/11	3,625,000	3,679,375
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.75%, due 11/1/15 (e)	3,520,000	3,326,400
	9.00%, due 6/1/16 (e)	2,895,000	2,873,287
	Holly Corp. 9.875%, due 6/15/17 (e)	4,060,000	4,151,350
	KCS Energy, Inc. 7.125%, due 4/1/12	3,020,000	2,989,800
	Kerr-McGee Corp.
	6.95%, due 7/1/24	680,000	728,041
	7.875%, due 9/15/31	670,000	758,113
	Linn Energy LLC
	9.875%, due 7/1/18	3,930,000	3,988,950
	11.75%, due 5/15/17 (e)	3,330,000	3,588,075
	Mariner Energy, Inc.
	7.50%, due 4/15/13	3,115,000	3,005,975
	8.00%, due 5/15/17	1,570,000	1,436,550
	Newfield Exploration Co.
	6.625%, due 9/1/14	645,000	633,713
	6.625%, due 4/15/16	5,060,000	4,958,800
	7.125%, due 5/15/18	35,000	34,913
	Parker Drilling Co. 9.625%, due 10/1/13	6,770,000	6,710,762
	Penn Virginia Corp. 10.375%, due 6/15/16	2,400,000	2,592,000
	PetroHawk Energy Corp. 10.50%, due 8/1/14 (e)	3,615,000	3,886,125
	Petroquest Energy, Inc. 10.375%, due 5/15/12	5,180,000	4,921,000
	Plains Exploration & Production Co.
	7.00%, due 3/15/17	175,000	166,688
	7.625%, due 6/1/18	172,000	168,560
	10.00%, due 3/1/16	4,640,000	4,999,600
	Pride International, Inc. 7.375%, due 7/15/14	3,710,000	3,802,750
	Range Resources Corp.
	7.375%, due 7/15/13	2,325,000	2,342,438
	8.00%, due 5/15/19	2,980,000	3,054,500
	SandRidge Energy, Inc. 8.00%, due 6/1/18 (e)	2,820,000	2,714,250
	Stone Energy Corp.
	6.75%, due 12/15/14	4,640,000	3,526,400
	8.25%, due 12/15/11	755,000	709,700
	United Refining Co. 10.50%, due 8/15/12	2,315,000	1,990,900
	Venoco, Inc. 8.75%, due 12/15/11	2,050,000	2,070,500
	W&T Offshore, Inc. 8.25%, due 6/15/14 (e)	3,155,000	2,871,050
	Whiting Petroleum Corp.
	7.00%, due 2/1/14	4,995,000	4,932,562
	7.25%, due 5/1/13	1,855,000	1,850,363
			131,229,339
	Oil & Gas Services 0.4%
	Allis-Chalmers Energy, Inc. 9.00%, due 1/15/14	2,118,000	1,726,170
	Complete Production Services, Inc. 8.00%, due 12/15/16	3,815,000	3,471,650
			5,197,820
	Packaging & Containers 1.6%
	Ball Corp.
	6.875%, due 12/15/12	3,190,000	3,213,925
	7.125%, due 9/1/16	2,790,000	2,845,800
	7.375%, due 9/1/19	2,805,000	2,847,075
	Crown Americas LLC / Crown Americas Capital Corp. 7.625%, due 11/15/13	1,649,000	1,665,490
	Owens-Brockway Glass Container, Inc.
	6.75%, due 12/1/14	4,035,000	3,994,650
	7.375%, due 5/15/16	1,750,000	1,776,250
	8.25%, due 5/15/13	1,170,000	1,196,325
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (e)	3,305,000	3,503,300
	Silgan Holdings, Inc. 7.25%, due 8/15/16 (e)	2,295,000	2,317,950
			23,360,765
	Pharmaceuticals 0.8%
	Catalent Pharma Solutions, Inc. 10.25%, due 4/15/15 (g)	6,245,000	5,433,150
	NBTY, Inc. 7.125%, due 10/1/15	3,455,000	3,351,350
	Valeant Pharmaceuticals International 8.375%, due 6/15/16 (e)	1,585,000	1,608,775
	Warner Chilcott Corp. 8.75%, due 2/1/15	1,125,000	1,153,125
			11,546,400
	Pipelines 3.1%
	ANR Pipeline Co.
	7.375%, due 2/15/24 11.50%, beginning 11/1/11	395,000	448,842
	9.625%, due 11/1/21	7,515,000	10,460,865
	Cedar Brakes II LLC 9.875%, due 9/1/13 (e)	3,474,824	3,522,603
	Copano Energy LLC 8.125%, due 3/1/16	2,260,000	2,203,500
	Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18	5,145,000	4,887,750
	El Paso Natural Gas Co.
	7.50%, due 11/15/26	1,435,000	1,574,050
	7.625%, due 8/1/10	3,975,000	3,936,681
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B 6.875%, due 11/1/14	4,050,000	3,807,000
	8.50%, due 7/15/16	6,065,000	6,004,350
	8.75%, due 4/15/18	830,000	825,850
	Northwest Pipeline Corp. 7.125%, due 12/1/25	2,195,000	2,400,340
	Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	1,981,000	2,000,810
	Southern Natural Gas Co. 7.35%, due 2/15/31	1,190,000	1,284,293
	Tennessee Gas Pipeline Co. 7.625%, due 4/1/37	1,005,000	1,142,022
			44,498,956
	Real Estate Investment Trusts 1.5%
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14		2,145,000	2,096,738
	Host Marriott, L.P.
	6.375%, due 3/15/15		2,675,000	2,534,562
	Series Q 6.75%, due 6/1/16		5,735,000	5,448,250
	Omega Healthcare Investors, Inc. 7.00%, due 4/1/14		5,200,000	5,057,000
	Trustreet Properties, Inc. 7.50%, due 4/1/15		6,700,000	7,145,088
				22,281,638
	Retail 1.7%
	AmeriGas Partners LP/AmeriGas Eagle Finance Corp. 7.125%, due 5/20/16		995,000	955,200
	Asbury Automotive Group, Inc. 7.625%, due 3/15/17		675,000	597,375
	AutoNation, Inc. 7.00%, due 4/15/14		545,000	546,363
	Limited Brands, Inc. 8.50%, due 6/15/19 (e)		2,110,000	2,207,336
	Penske Auto Group, Inc. 7.75%, due 12/15/16		5,464,000	5,040,540
	Rite Aid Corp.
	8.625%, due 3/1/15		3,918,000	3,188,272
	9.375%, due 12/15/15		155,000	125,938
	9.50%, due 6/15/17		3,080,000	2,494,800
	Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13		5,010,000	5,072,625
	Susser Holdings LLC/Susser Finance Corp. 10.625%, due 12/15/13		3,375,000	3,484,687
	Wendy's International, Inc. 6.25%, due 11/15/11		1,065,000	1,065,000
				24,778,136
	Software 0.5%
	Open Solutions, Inc. 9.75%, due 2/1/15 (e)		2,670,000	1,845,638
	SS&C Technologies, Inc. 11.75%, due 12/1/13		5,405,000	5,682,006
				7,527,644
	Telecommunications 4.7%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29		13,165,000	10,021,856
	American Tower Corp. 7.25%, due 5/15/19 (e)		1,545,000	1,587,488
	CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (e)		8,745,000	9,051,075
	Centennial Cellular Operating Co./Centennial Communications Corp. 10.125%, due 6/15/13		6,655,000	6,854,650
	Centennial Communications Corp./Cellular Operating Co. LLC/Puerto Rico Operations 8.125%, due 2/1/14		605,000	614,075
	Crown Castle International Corp. 9.00%, due 1/15/15		940,000	984,650
	DigitalGlobe, Inc. 10.50%, due 5/1/14 (e)		2,820,000	2,989,200
	GCI, Inc. 7.25%, due 2/15/14		3,645,000	3,435,412
	GeoEye, Inc. 9.625%, due 10/1/15 (e)		2,950,000	2,986,875
	iPCS, Inc. 2.608%, due 5/1/13 (h)		1,525,000	1,288,625
	Lucent Technologies, Inc. 6.50%, due 1/15/28		3,410,000	2,595,862
	PAETEC Holding Corp. 9.50%, due 7/15/15		180,000	163,350
	Qwest Communications International, Inc. 7.25%, due 2/15/11		290,000	293,988
	Qwest Corp.
	7.25%, due 9/15/25		920,000	793,500
	7.50%, due 10/1/14		1,655,000	1,671,550
	8.875%, due 3/15/12		4,820,000	5,073,050
	SBA Telecommunications, Inc. 8.25%, due 8/15/19 (e)		3,905,000	4,022,150
	Sprint Nextel Corp. 8.375%, due 8/15/17		9,160,000	9,114,200
	Virgin Media Finance PLC 9.50%, due 8/15/16		4,930,000	5,188,825
				68,730,381
	Textiles 1.0%
	INVISTA 9.25%, due 5/1/12 (e)		14,065,000	14,065,000

	Transportation 0.6%
	KAR Holdings, Inc.
	8.75%, due 5/1/14		2,175,000	2,153,250
	10.00%, due 5/1/15		6,060,000	6,090,300
				8,243,550
	Trucking & Leasing 0.2%
	Greenbrier Cos., Inc. 8.375%, due 5/15/15		3,540,000	2,871,825

	Total Corporate Bonds (Cost $1,039,637,546)			1,025,815,629

	Foreign Bond 0.4%
	Media 0.4%
	Shaw Communications, Inc. 7.50%, due 11/20/13	C$	5,470,000	5,820,123

	Total Foreign Bond (Cost $4,316,071)			5,820,123

	Loan Assignments & Participations 8.0% (i)
	Aerospace & Defense 0.2%
	DAE Aviation Holdings, Inc.
	Tranche B1 Term Loan 4.24%, due 7/31/14		$1,963,893	1,757,684
	Tranche B2 Term Loan 4.24%, due 7/31/14		1,921,293	1,719,557
				3,477,241
	Auto Manufacturers 0.5%
	Ford Motor Co. Term Loan 3.494%, due 12/16/13		8,892,025	7,874,209

	Commercial Services 0.4%
	Lender Processing Services, Inc. Term Loan A 2.496%, due 7/2/13		5,950,000	5,905,375

	Computers 0.3%
	SunGard Data Systems, Inc. Tranche A 2.004%, due 2/28/14		4,465,619	4,180,936

	Diversified Financial Services 0.6%
	DaimlerChrysler Financial Services Americas LLC 2nd Lien Term Loan 6.75%, due 8/3/12		10,195,000	9,220,103

	Electric 1.8%
	Calpine Corp. First Priority Term Loan 3.165%, due 3/29/14		12,388,206	11,265,525
¤	Texas Competitive Electric Holdings Co. LLC
	Term Loan B2 3.754%, due 10/10/14		10,451,700	8,249,004
	Term Loan B3 3.754%, due 10/10/14		9,237,435	7,253,696
				26,768,225
	Health Care - Services 1.8%
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.496%, due 7/25/14		592,534	556,093
	Term Loan 2.611%, due 7/25/14		8,314,866	7,803,501
¤	HCA, Inc.
	Term Loan A 1.783%, due 11/16/12		1,960,763	1,832,824
	Term Loan B 2.533%, due 11/18/13		7,570,101	7,131,982
	Talecris Biotherapeutics, Inc.
	1st Lien Term Loan 3.96%, due 12/6/13		2,353,450	2,306,381
	2nd Lien Term Loan 6.96%, due 12/6/14		6,440,000	6,295,100
				25,925,881
	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan 1.00%, due 11/26/10 (c)(d)		197,196	189,801
	Exit Term Loan B 8.50%, due 11/26/10 (c)(d)		2,697,739	438,382
				628,183
	Media 1.0%
¤	Charter Communications Operating LLC Replacement Term Loan 6.25%, due 3/6/14		7,080,568	6,744,241
	Nielsen Finance LLC Class A Term Loan 2.249%, due 8/9/13		8,034,919	7,500,934
				14,245,175
	Real Estate Investment Trusts 0.2%
	LNR Property Corp.
	Term Loan A1 3.76%, due 7/12/10		713,700	492,453
	Initial Tranche B Term Loan 3.76%, due 7/12/11		2,471,291	1,791,686
				2,284,139
	Retail 0.3%
	Toys 'R' Us (Delaware), Inc. Term Loan 5.246%, due 1/19/13		4,500,000	4,061,250

	Telecommunications 0.3%
	Qwest Corp. Term Loan B 6.95%, due 6/30/10		4,250,000	4,255,312

Transportation 0.6%
Navistar International Corp.
Term Loan B 3.496%, due 1/19/12	6,600,000	6,369,000
Revolver 3.513%, due 1/19/12	2,400,000	2,316,000
		8,685,000
Total Loan Assignments & Participations (Cost $126,953,986)		117,511,029

Yankee Bonds 9.2% (j)
Building Materials 0.2%
Lafarge S.A. 6.50%, due 7/15/16	3,245,000	3,242,988

Chemicals 0.5%
Nova Chemicals Corp.
4.538%, due 11/15/13 (h)	6,430,000	5,674,475
6.50%, due 1/15/12	1,485,000	1,451,588
		7,126,063

Diversified Telecommunication Services 0.2%
Digicel, Ltd. 9.25%, due 9/1/12 (e)	3,130,000	3,176,950

Electric 0.3%
Intergen N.V. 9.00%, due 6/30/17 (e)	4,050,000	4,171,500

Electronics 0.4%
NXP B.V./NXP Funding LLC 7.875%, due 10/15/14	7,019,000	5,509,915

Entertainment 0.4%
Galaxy Entertainment Finance Co., Ltd. 9.875%, due 12/15/12 (e)	6,015,000	5,834,550

Forest Products & Paper 0.7%
Catalyst Paper Corp. Series D 8.625%, due 6/15/11	1,930,000	1,331,700
PE Paper Escrow GmbH 12.00%, due 8/1/14 (e)	2,735,000	2,953,800
Smurfit Capital Funding PLC 7.50%, due 11/20/25	7,545,000	6,149,175
		10,434,675
Health Care - Products 0.5%
DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	7,440,000	7,607,400

Insurance 0.9%
Allied World Assurance Co. Holdings, Ltd. 7.50%, due 8/1/16	5,515,000	5,763,533
Fairfax Financial Holdings, Ltd.
7.375%, due 4/15/18	3,015,000	2,871,787
7.75%, due 7/15/37	135,000	116,944
8.30%, due 4/15/26	4,645,000	4,151,469
		12,903,733
Leisure Time 0.3%
Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.) 12.875%, due 12/31/16 (c)(d)(e)	3,350,000	4,560,734

Media 1.6%
CanWest, L.P. 9.25%, due 8/1/15 (b)(e)	995,000	99,500
Quebecor Media, Inc. 7.75%, due 3/15/16	10,679,000	10,572,210
Sun Media Corp. 7.625%, due 2/15/13	2,330,000	1,782,450
Videotron Ltee
9.125%, due 4/15/18 (e)	7,280,000	7,880,600
9.125%, due 4/15/18	3,550,000	3,842,875
		24,177,635
Pharmaceuticals 0.2%
Angiotech Pharmaceuticals, Inc. 4.111%, due 12/1/13 (h)	3,165,000	2,674,425

Telecommunications 2.7%
Inmarsat Finance PLC 10.375%, due 11/15/12	6,585,000	6,815,475
Intelsat Subsidiary Holding Co., Ltd.
8.50%, due 1/15/13	8,975,000	9,087,187
8.875%, due 1/15/15 (e)	1,415,000	1,432,688
8.875%, due 1/15/15	1,415,000	1,439,763
Millicom International Cellular S.A. 10.00%, due 12/1/13	8,365,000	8,678,687
Nortel Networks, Ltd.
10.125%, due 7/15/13 (b)	1,065,000	612,375
10.75%, due 7/15/16 (b)	10,285,000	5,913,875
Rogers Communications, Inc. 8.00%, due 12/15/12	2,510,000	2,579,025
Satelites Mexicanos S.A. de C.V. 9.348%, due 11/30/11 (h)	2,800,000	2,324,000
		38,883,075
Transportation 0.3%
CEVA Group PLC 10.00%, due 9/1/14 (e)	3,370,000	2,999,300
Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	1,380,000	1,338,600
		4,337,900
Total Yankee Bonds (Cost $135,493,494)		134,641,543

Total Long-Term Bonds (Cost $1,312,976,390)		1,294,257,627

	Shares	Value
Common Stocks 0.3%
Airlines 0.0%‡
Delta Air Lines, Inc. (f)	1,693	15,169

Commercial Services 0.1%
World Color Press, Inc. (f)	57,198	549,101

Machinery 0.0%‡
BHM Technologies Holdings, Inc. (b)(c)(d)	172,016	1,720

Media 0.0%‡
Adelphia Contingent Value Vehicle (c)(d)(f)	2,207,279	22,073

Retail 0.1%
Star Gas Partners, L.P.	517,530	1,878,634

Software 0.0%‡
Quadramed Corp. (d)(f)	72,760	509,320

Telecommunications 0.1%
Loral Space & Communications, Ltd. (f)	43,456	1,194,171
Remote Dynamics, Inc. (f)	4	0	(k)
		1,194,171
Total Common Stocks (Cost $10,959,049)		4,170,188

Convertible Preferred Stock 0.3%
Software 0.3%
QuadraMed Corp. 5.50% (a)(d)	278,000	4,111,620

Total Convertible Preferred Stock (Cost $6,646,200)		4,111,620

Preferred Stocks 0.5%
Machinery 0.0%‡
BHM Technologies Holdings, Inc. 10.00% (c)(d)	2,059	21

Real Estate Investment Trusts 0.5%
Sovereign Real Estate Investment Corp. 12.00% (d)(e)	7,200	7,227,000

Total Preferred Stocks (Cost $8,596,275)		7,227,021

	Number of Warrants	Value
Warrants 0.0%‡
Commercial Services 0.0%‡
World Color Press, Inc. Strike Price $13.00 Expires 7/20/14 (f)	32,417	98,872
Strike Price $16.30 Expires 7/20/14 (f)	32,417	66,455

Total Warrants (Cost $707,134)		165,327

	Principal Amount	Value
Short-Term Investment 8.6%
Repurchase Agreement 8.6%
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $125,532,474 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 10/8/09, with a Principal Amount of $128,045,000 and a Market Value of $128,045,000)	$125,532,440	125,532,440

Total Short-Term Investment (Cost $125,532,440)		125,532,440

Total Investments (Cost $1,468,996,459) (l)	98.3%	1,435,464,223
Cash and Other Assets,
Less Liabilities	1.7	24,155,880
Net Assets	100.0%	$1,459,620,103

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Restricted security.
(b)	Issue in default.
(c)	Fair valued security. The total market value of these securities at September 30, 2009 is $6,517,934, which represents 0.5% of the Portfolio's net assets.
(d)	Illiquid security. The total market value of these securities at September 30, 2009 is $18,368,009, which represents 1.3% of the Portfolio's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)	Non-income producing security.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Floating rate. Rate shown is the rate in effect at September 30, 2009.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2009. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Less than one dollar.
(l)	At September 30, 2009, cost is $1,471,440,024 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$63,597,523
Gross unrealized depreciation	(99,573,324)
Net unrealized depreciation	$(35,975,801)

The following abbreviation is used in the above portfolio:
C$ -	Canadian Dollar

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Security	$—	$6,425,082	$—	$6,425,082
Convertible Bonds	—	4,043,131	1,090	4,044,221
Corporate Bonds	—	1,024,511,516	1,304,113	1,025,815,629
Foreign Bond	—	5,820,123	—	5,820,123
Loan Assignments & Participations	—	116,882,846	628,183	117,511,029
Yankee Bonds	—	130,080,809	4,560,734	134,641,543
Total Long-Term Bonds	—	1,287,763,507	6,494,120	1,294,257,627
Common Stocks
Airlines	15,169	—	—	15,169
Commercial Services	549,101	—	—	549,101
Machinery	—	—	1,720	1,720
Media	—	—	22,073	22,073
Retail	1,878,634	—	—	1,878,634
Software	509,320	—	—	509,320
Telecommunications	1,194,171	—	—	1,194,171
Total Common Stocks	4,146,395	—	23,793	4,170,188
Convertible Preferred Stock
Software	4,111,620	—	—	4,111,620
Total Convertible Preferred Stock	4,111,620	—	—	4,111,620
Preferred Stocks
Machinery	—	—	21	21
Real Estate Investment Trusts	7,227,000	—	—	7,227,000
Total Preferred Stocks	7,227,000	—	21	7,227,021
Warrants
Commercial Services	165,327	—	—	165,327
Total Warrants	165,327	—	—	165,327
Short-Term Investment
Repurchase Agreement	—	125,532,440	—	125,532,440
Total Short-Term Investment	—	125,532,440	—	125,532,440
Total	$15,650,342	$1,413,295,947	$6,517,934	$1,435,464,223

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2009
Long-Term Bonds
Corporate Bonds
Commercial Services	$173,664	$0	$0	$(3,127,611)	$3,578,971	$0	$0	$0	$625,024	$(3,127,611)
Entertainment	460,734	11,557	17,370	3,172	0	(80,248)	0	0	412,585	3,172
Media	1,152,124	0	108,672	(820,864)	85,448	(258,876)	0	0	266,504	(568,676)
Convertible Bonds
Internet	1,090	0	0	0	0	0	0	0	1,090	0
Loan Assignments & Participations
Machinery	2,244,442	0	0	(568,264)	6,799,606	(7,847,601)	0	0	628,183	(6,171,433)
Yankee Bonds
Leisure Time	0	0	0	1,210,734	3,350,000	0	0	0	4,560,734	1,210,734
Common Stocks
Advertising	33	0	(33)	0	0	0	0	0	0	0
Commercial Services	16,274	0	(5,090,593)	5,074,319	0	0	0	0	0	0
Machinery	1,720	0	0	0	0	0	0	0	1,720	0
Media	1,413,205	0	(4,655,813)	3,264,681	0	0	0	0	22,073	0
Preferred Stocks
Machinery	21	0	0	0	0	0	0	0	21	0
Warrants
Media	11,201	0	(979)	(10,222)	0	0	0	0	0	0
Total	$5,474,508	$11,557	$(9,621,376)	$5,025,945	$13,814,025	$(8,186,725)	$0	$0	$6,517,934	$(8,653,814)

As of September 30, 2009, the Portfolio held the following foreign currency:

		Currency		Cost		Value
Canadian Dollar	CAD	205,125	USD	166,526	USD	$191,589

As of September 30, 2009, the Portfolio held the following restricted securities:

		Principal
	Date(s) of	Amount/		9/30/09	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 0.525% due 12/28/18	8/31/01	$1,869,975	$-	$187	0.0	%‡
Convertible Bond 4.75% due 12/31/49	8/27/01	9,032,054	58,488	903	0.0	‡
QuadraMed Corp
Convertible Preferred Stock 5.50%	6/16/04-2/1/06	278,000	6,646,200	4,111,620	0.3
Total			$6,704,688	$4,112,710	0.3%
‡ Less than one-tenth of a percent.

MainStay VP ICAP Select Equity Portfolio
Portfolio of Investments September 30, 2009 unaudited

		Shares	Value
	Common Stocks 97.4%†
	Aerospace & Defense 6.9%
¤	Honeywell International, Inc.	811,450	$30,145,367
	Lockheed Martin Corp.	297,650	23,240,512
			53,385,879
	Auto Components 2.3%
	Johnson Controls, Inc.	675,650	17,269,614

	Beverages 3.8%
¤	PepsiCo, Inc.	501,650	29,426,789

	Capital Markets 3.2%
	Bank of New York Mellon Corp. (The)	834,800	24,200,852

	Commercial Banks 6.1%
	BB&T Corp.	687,100	18,716,604
	Wells Fargo & Co.	999,500	28,165,910
			46,882,514
	Computers & Peripherals 3.3%
	Hewlett-Packard Co.	539,299	25,460,306

	Consumer Finance 2.5%
	Capital One Financial Corp.	531,200	18,979,776

	Diversified Financial Services 3.3%
	JPMorgan Chase & Co.	587,014	25,722,953

	Energy Equipment & Services 3.7%
¤	Halliburton Co.	1,054,826	28,606,881

	Food & Staples Retailing 4.0%
¤	CVS Caremark Corp.	868,444	31,038,188

	Health Care Equipment & Supplies 2.8%
	Covidien PLC	504,450	21,822,507

	Industrial Conglomerates 1.0%
	Textron, Inc.	398,000	7,554,040

	Insurance 5.1%
	ACE, Ltd. (a)	410,410	21,940,519
	Aon Corp.	430,050	17,498,734
			39,439,253
	Machinery 5.7%
¤	Caterpillar, Inc.	579,000	29,720,070
	Cummins, Inc.	319,800	14,330,238
			44,050,308
	Media 3.1%
	Viacom, Inc. Class B (a)	858,050	24,059,722

	Metals & Mining 3.4%
	Newmont Mining Corp.	597,500	26,301,950

	Oil, Gas & Consumable Fuels 6.2%
	Marathon Oil Corp.	773,250	24,666,675
	Occidental Petroleum Corp.	293,784	23,032,666
			47,699,341
	Pharmaceuticals 13.5%
¤	Pfizer, Inc.	2,026,850	33,544,368
¤	Schering-Plough Corp.	1,451,225	40,997,106
¤	Wyeth	602,798	29,283,927
			103,825,401
	Road & Rail 4.0%
¤	CSX Corp.	734,200	30,733,612

	Semiconductors & Semiconductor Equipment 7.0%
	Intel Corp.	1,281,900	25,086,783
¤	Texas Instruments, Inc.	1,215,633	28,798,346
			53,885,129
	Specialty Retail 3.0%
	Lowe's Cos., Inc.	1,094,850	22,926,159

	Wireless Telecommunication Services 3.5%
	Vodafone Group PLC, ADR (b)	1,204,700	27,105,750

	Total Common Stocks (Cost $653,867,384)		750,376,924

		Principal Amount	Value
	Short-Term Investment 2.9%

	Repurchase Agreement 2.9%
	State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $21,937,068 (Collateralized by a United States Treasury Bill with a rate of 0.119% and a maturity date of 12/31/09, with a Principal Amount of $22,385,000 and a Market Value of $22,378,285)	$21,937,062	21,937,062

	Total Short-Term Investment (Cost $21,937,062)		21,937,062

	Total Investments (Cost $675,804,446) (c)	100.3%	772,313,986
	Liabilities in Excess of
	Cash and Other Assets	(0.3)	(2,146,254)
	Net Assets	100.0%	$770,167,732

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At September 30, 2009, cost is $695,970,189 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$116,146,414
Gross unrealized depreciation	(39,802,617)
Net unrealized appreciation	$76,343,797

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$53,385,879	$—	$—	$53,385,879
Auto Components	17,269,614	—	—	17,269,614
Beverages	29,426,789	—	—	29,426,789
Capital Markets	24,200,852	—	—	24,200,852
Commercial Banks	46,882,514	—	—	46,882,514
Computers & Peripherals	25,460,306	—	—	25,460,306
Consumer Finance	18,979,776	—	—	18,979,776
Diversified Financial Services	25,722,953	—	—	25,722,953
Energy Equipment & Services	28,606,881	—	—	28,606,881
Food & Staples Retailing	31,038,188	—	—	31,038,188
Health Care Equipment & Supplies	21,822,507	—	—	21,822,507
Industrial Conglomerates	7,554,040	—	—	7,554,040
Insurance	39,439,253	—	—	39,439,253
Machinery	44,050,308	—	—	44,050,308
Media	24,059,722	—	—	24,059,722
Metals & Mining	26,301,950	—	—	26,301,950
Oil, Gas & Consumable Fuels	47,699,341	—	—	47,699,341
Pharmaceuticals	103,825,401	—	—	103,825,401
Road & Rail	30,733,612	—	—	30,733,612
Semiconductors & Semiconductor Equipment	53,885,129	—	—	53,885,129
Specialty Retail	22,926,159	—	—	22,926,159
Wireless Telecommunication Services	27,105,750	—	—	27,105,750
Total Common Stocks	750,376,924	—	—	750,376,924
Short-Term Investment
Repurchase Agreement	—	21,937,062	—	21,937,062
Total Short-Term Investment	—	21,937,062	—	21,937,062
Total	$750,376,924	$21,937,062	$—	$772,313,986

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP International Equity Portfolio
Portfolio of Investments ††† September 30, 2009 unaudited

		Shares	Value
	Common Stocks 95.9%†
	Australia 0.3%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	12,300	$811,923
	CSL, Ltd. (Biotechnology)	28,000	826,515
			1,638,438
	Belgium 3.4%
	Belgacom S.A. (Diversified Telecommunication Services)	220,400	8,585,538
	Mobistar S.A. (Wireless Telecommunication Services)	130,700	9,044,672
			17,630,210
	Bermuda 1.3%
	Esprit Holdings, Ltd. (Specialty Retail)	1,015,500	6,813,633

	Canada 1.4%
	Fairfax Financial Holdings, Ltd. (Insurance)	8,400	3,114,132
	IGM Financial, Inc. (Capital Markets)	9,000	356,923
	Intact Financial Corp. (Insurance)	25,200	797,437
	Research In Motion, Ltd. (Communications Equipment) (b)	11,700	790,335
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	86,000	2,445,094
			7,503,921
	Denmark 0.6%
	Novo-Nordisk A/S Class B (Pharmaceuticals)	47,700	2,986,495

	Finland 2.4%
	Nokia OYJ, Sponsored ADR (Communications Equipment) (a)	488,700	7,144,794
	Sampo OYJ (Insurance)	219,600	5,530,458
			12,675,252
	France 4.2%
	BioMerieux (Health Care Equipment & Supplies)	12,000	1,318,946
	BNP Paribas S.A. (Commercial Banks)	56,400	4,506,295
	Ipsen S.A. (Pharmaceuticals)	29,800	1,632,240
	Neopost S.A. (Office Electronics)	63,000	5,654,073
	Publicis Groupe (Media)	36,300	1,456,007
	Total S.A. (Oil, Gas & Consumable Fuels)	122,500	7,278,863
			21,846,424
	Germany 6.0%
	Allianz SE (Insurance)	12,000	1,499,113
	Allianz SE, ADR (Insurance) (a)	189,300	2,362,464
	Deutsche Boerse A.G. (Diversified Financial Services)	89,000	7,273,796
¤	Hannover Rueckversicherung A.G. (Insurance) (b)	240,995	11,048,831
	Infineon Technologies A.G. (Semiconductors & Semiconductor Equipment) (b)	48,200	274,375
	Puma A.G. Rudolf Dassler Sport (Textiles, Apparel & Luxury Goods)	2,800	929,818
	Siemens A.G. (Industrial Conglomerates)	29,600	2,740,981
	Siemens A.G., Sponsored ADR (Industrial Conglomerates) (a)	42,500	3,950,800
	Wincor Nixdorf A.G. (Computers & Peripherals)	14,000	901,628
			30,981,806
	Greece 1.5%
	OPAP S.A. (Hotels, Restaurants & Leisure)	284,563	7,337,232
	Piraeus Bank S.A. (Commercial Banks) (b)	17,700	328,169
			7,665,401
	Hong Kong 0.7%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	75,600	3,712,716

	Ireland 0.1%
	Allied Irish Banks PLC (Commercial Banks) (b)	85,300	407,861

	Israel 0.2%
	Cellcom Israel, Ltd. (Wireless Telecommunication Services)	27,900	848,997

	Italy 7.8%
	Assicurazioni Generali S.p.A. (Insurance)	146,312	4,010,196
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	249,200	6,228,505
	ENI S.p.A., Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	8,300	413,755
	Intesa Sanpaolo S.p.A. (Commercial Banks) (b)	443,900	1,963,358
	MediaSet S.p.A. (Media)	1,080,668	7,559,065
	Mediolanum S.p.A. (Insurance)	313,600	2,182,099
	Milano Assicurazioni S.p.A. (Insurance)	378,100	1,338,967
¤	Snam Rete Gas S.p.A. (Gas Utilities)	2,447,771	11,909,961
	Terna S.p.A. (Electric Utilities)	1,321,292	5,152,808
			40,758,714
	Japan 18.3%
	Astellas Pharma, Inc. (Pharmaceuticals)	243,900	10,026,079
	Canon, Inc. (Office Electronics)	156,100	6,312,516
	Capcom Co., Ltd. (Software)	42,800	841,076
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	12,100	528,402
	FamilyMart Co., Ltd. (Food & Staples Retailing)	74,500	2,398,541
	Japan Tobacco, Inc. (Tobacco)	1,839	6,309,943
	Konica Minolta Holdings, Inc. (Office Electronics)	130,600	1,238,128
	Kose Corp. (Personal Products)	59,900	1,461,382
	Lawson, Inc. (Food & Staples Retailing)	37,900	1,760,631
	MISUMI Group, Inc. (Trading Companies & Distributors)	159,400	3,340,182
	Nintendo Co., Ltd. (Software)	29,100	7,456,135
	Nintendo Co., Ltd., ADR (Software) (a)	14,000	441,980
	Nippon Television Network Corp. (Media)	6,400	919,735
	Nissin Foods Holdings Co., Ltd. (Food Products)	227,700	8,751,351
¤	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	10,356	16,543,758
	OBIC Co., Ltd. (IT Services)	24,360	4,122,190
	Ono Pharmaceutical Co., Ltd. (Pharmaceuticals)	24,000	1,248,594
	Ryohin Keikaku Co., Ltd. (Multiline Retail)	52,400	2,714,421
	Sankyo Co., Ltd. (Leisure Equipment & Products)	80,700	5,052,459
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	82,900	3,047,624
	Square Enix Holdings Co., Ltd. (Software)	204,000	5,522,420
	Suruga Bank, Ltd. (Commercial Banks)	64,100	606,260
	Sysmex Corp. (Health Care Equipment & Supplies)	19,500	842,867
	Tokio Marine Holdings, Inc. (Insurance)	111,200	3,220,854
			94,707,528
	Mexico 0.6%
	Banco Compartamos S.A. de C.V. (Consumer Finance)	75,200	274,680
	Grupo Televisa S.A., Sponsored ADR (Media) (a)	143,000	2,658,370
			2,933,050
	Netherlands 3.8%
	Gemalto N.V. (Computers & Peripherals) (b)	56,300	2,625,247
	Koninklijke Ahold N.V. (Food & Staples Retailing)	631,800	7,599,751
	TNT N.V. (Air Freight & Logistics)	248,885	6,679,531
	Unilever N.V., CVA (Food Products) (c)	91,100	2,629,146
			19,533,675
	Norway 0.3%
	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	67,200	1,511,276

	Singapore 2.2%
	DBS Group Holdings, Ltd. (Commercial Banks)	478,800	4,513,871
	Singapore Post, Ltd. (Air Freight & Logistics)	560,400	367,991
	Singapore Technologies Engineering, Ltd. (Aerospace & Defense)	796,100	1,554,165
	SMRT Corp., Ltd. (Road & Rail)	1,015,100	1,210,640
	Venture Corp., Ltd. (Electronic Equipment & Instruments)	597,900	3,815,796
			11,462,463
	Spain 6.5%
	Banco Popular Español S.A. (Commercial Banks)	606,600	6,080,522
¤	Enagas (Gas Utilities)	678,600	14,180,449
	Gestevision Telecinco S.A. (Media)	322,300	4,065,514
	Grifols S.A. (Biotechnology)	183,400	3,492,942
	Indra Sistemas S.A. (IT Services)	241,600	6,024,409
			33,843,836
	Sweden 0.2%
	Scania AB Class B (Machinery)	81,200	1,007,524

	Switzerland 13.6%
	Actelion, Ltd. Registered (Biotechnology) (b)	42,200	2,620,448
	Credit Suisse Group A.G., Sponsored ADR (Capital Markets) (a)	46,500	2,587,725
	Geberit A.G. (Building Products)	8,308	1,276,304
¤	Nestle S.A. Registered (Food Products)	463,510	19,751,618
¤	Novartis A.G., ADR (Pharmaceuticals) (a)	135,400	6,821,452
¤	Novartis A.G. Registered (Pharmaceuticals)	196,580	9,835,639
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	131,666	21,281,535
	Schindler Holding A.G. (Machinery)	22,600	1,549,483
	Swiss Reinsurance (Insurance)	43,800	1,977,192
	Syngenta A.G. (Chemicals)	4,500	1,033,919
	Syngenta A.G., ADR (Chemicals) (a)	11,500	528,425
	UBS A.G. (Capital Markets) (b)	83,800	1,534,378
			70,798,118
	United Kingdom 20.2%
	Barclays PLC (Commercial Banks) (b)	703,000	4,156,951
	BHP Billiton PLC (Metals & Mining)	27,000	737,003
¤	BP PLC, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	326,900	17,400,887
	Cobham PLC (Aerospace & Defense)	1,441,016	5,041,183
	GlaxoSmithKline PLC (Pharmaceuticals)	25,000	491,232
	GlaxoSmithKline PLC, Sponsored ADR (Pharmaceuticals) (a)	41,300	1,631,763
	HSBC Holdings PLC, Sponsored ADR (Commercial Banks) (a)	28,600	1,640,210
	Lloyds TSB Group PLC (Commercial Banks) (b)	3,149,200	5,219,115
¤	Man Group PLC (Capital Markets)	2,466,900	13,057,492
	Michael Page International PLC (Professional Services)	143,600	767,889
	Provident Financial PLC (Consumer Finance)	87,400	1,268,280
	Rolls-Royce Group PLC (Aerospace & Defense) (b)	160,630	1,208,595
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	167,900	9,602,201
	Scottish & Southern Energy PLC (Electric Utilities)	471,360	8,836,263
	Shire, Ltd., ADR (Pharmaceuticals) (a)	64,800	3,388,392
	St. James’s Place PLC (Insurance)	606,600	2,527,326
¤	Tesco PLC (Food & Staples Retailing)	3,331,099	21,273,106
	Vodafone Group PLC, ADR (Wireless Telecommunication Services) (a)	281,124	6,325,290
			104,573,178
	United States 0.3%
	Philip Morris International, Inc. (Tobacco)	34,800	1,696,152

	Total Common Stocks (Cost $461,423,651)		497,536,668

		Number of Rights	Value
	Rights 0.0%‡
	France 0.0%‡
	BNP Paribas, Ltd. Expires 10/13/09 (Commercial Banks) (b)	56,400	122,149

	Total Rights (Cost $0)		122,149

		Number of Warrants	Value
	Warrants 1.8%
	Ireland 1.8%
	Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/18/18 (Airlines) (b)(d)	1,874,391	9,339,534

	Total Warrants (Cost $7,952,111)		9,339,534

		Principal Amount	Value
	Short-Term Investment 0.6%
	Repurchase Agreement 0.6%
	United States 0.6%
	State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $2,772,750 (Collateralized by a United States Treasury Bill with a rate of 0.119% and a maturity date of 12/31/09, with a Principal Amount of $2,830,000 and a Market Value of $2,829,151) (Capital Markets)	$2,772,749	2,772,749

	Total Short-Term Investment (Cost $2,772,749)		2,772,749

	Total Investments, Before Written Options (Cost $472,148,511) (e)	98.3%	509,771,100

		Number of Contracts	Value
	Written Options (0.0%)‡
	United States (0.0%)‡
	GlaxoSmithKline PLC Strike Price $42.50 Expires 11/21/09 (Pharmaceuticals)	(311)	(10,885)
	Vodafone Group PLC Strike Price $25.00 Expires 10/17/09 (Wireless Telecommunication Services)	(53)	(265)
	Strike Price $25.00 Expires 11/21/09 (Wireless Telecommunication Services)	(565)	(9,888)

	Total Written Options (Proceeds $43,388)		(21,038)

	Total Investments, Net of Written Options (Cost $472,105,123)	98.3%	509,750,062
	Cash and Other Assets,
	Less Liabilities	1.7	8,913,188
	Net Assets	100.0%	$518,663,250

¤
Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investment.  One of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	CVA - Certificaten Van Aandelen.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	At September 30, 2009, cost is $477,296,918 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$56,747,787
Gross unrealized depreciation	(24,273,605)
Net unrealized appreciation	$32,474,182

The following abbreviation is used in the above portfolio:
€ -	Euro

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$1,638,438	$—	$—	$1,638,438
Belgium	17,630,210	—	—	17,630,210
Bermuda	6,813,633	—	—	6,813,633
Canada	7,503,921	—	—	7,503,921
Denmark	2,986,495	—	—	2,986,495
Finland	12,675,252	—	—	12,675,252
France	21,846,424	—	—	21,846,424
Germany	30,981,806	—	—	30,981,806
Greece	7,665,401	—	—	7,665,401
Hong Kong	3,712,716	—	—	3,712,716
Ireland	407,861	—	—	407,861
Israel	848,997	—	—	848,997
Italy	40,758,714	—	—	40,758,714
Japan	94,707,528	—	—	94,707,528
Mexico	2,933,050	—	—	2,933,050
Netherlands	19,533,675	—	—	19,533,675
Norway	1,511,276	—	—	1,511,276
Singapore	11,462,463	—	—	11,462,463
Spain	33,843,836	—	—	33,843,836
Sweden	1,007,524	—	—	1,007,524
Switzerland	70,798,118	—	—	70,798,118
United Kingdom	104,573,178	—	—	104,573,178
United States	1,696,152	—	—	1,696,152
Total Common Stocks	497,536,668	—	—	497,536,668
Rights
France	122,149	—	—	122,149
Total Rights	122,149	—	—	122,149
Warrants
Ireland	9,339,534	—	—	9,339,534
Total Warrants	9,339,534	—	—	9,339,534
Short-Term Investment
Repurchase Agreement
United States	—	2,772,749	—	2,772,749
Total Short-Term Investment	—	2,772,749	—	2,772,749
Foreign Currency Forward Contracts (a)	—	3,022,868	—	3,022,868

Total	$506,998,351	$5,795,617	$—	$512,793,968

(a) The value listed for these securities is the unrealized as shown on the foreign currency forward contracts table.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
United States	$(21,038)	—	$—	$(21,038)
Foreign Currency Forward Contracts (a)	—	(4,858)	—	(4,858)
Total	$(21,038)	$(4,858)	$—	$(25,896)

(a) The value listed for these securities is the unrealized as shown on the foreign currency forward contracts table.

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2009
Rights	$786,202	$0	$(794,426)	$680,131	$0	$(671,907)	$0	$0	$0	$0

Total	$786,202	$0	$(794,426)	$680,131	$0	$(671,907)	$0	$0	$0	$0

As of September 30, 2009, the Portfolio held the following foreign currency forward contracts:

	Counterparty		Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 10/14/09	JPMorgan Chase Bank	AUD	19,391,969	USD	15,213,000	USD	1,878,505
			Contract Amount Sold		Contract Amount Purchased
Foreign Currency Sale Contracts:
Canadian Dollar vs. Euro, expiring 10/22/09	JPMorgan Chase Bank	CAD	1,770,000	EUR	1,148,083		26,769
Swiss Franc vs. Japanese Yen, expiring 12/14/09	HSBC BankUSA	CHF	27,483,843	JPY	2,430,300,000		551,579
Euro vs. Australian Dollar, expiring 10/6/09	HSBC BankUSA	EUR	1,992,752	AUD	3,530,000		197,103
Euro vs. Japanese Yen, expiring 12/15/09	HSBC BankUSA	EUR	5,414,000	JPY	729,414,685		207,818
Pound Sterling vs. Swedish Krona, expiring 11/17/09	HSBC BankUSA	GBP	1,470,000	SEK	17,492,610		161,094
Japanese Yen vs. Norwegian Krone, expiring 11/25/09	HSBC BankUSA	JPY	165,549,965	NOK	10,646,300		(4,858)
Net unrealized appreciation on foreign currency forward contracts						USD	3,018,010

As of September 30, 2009, the Portfolio held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	4,792,237	USD	3,732,160	USD	4,227,711
Canadian Dollar	CAD	314,361		287,456		293,617
Danish Krone	DKK	135,176		24,520		26,572
Euro	EUR	131,812		192,793		192,887
Japanese Yen	JPY	39,956,395		416,560		445,122
Mexican Peso	MXN	57,746		4,317		4,278
Norwegian Krone	NOK	365,620		57,018		63,299
Pound Sterling	GBP	501,181		814,425		800,962
Singapore Dollar	SGD	1,451,747		1,000,980		1,030,595
Swedish Krona	SEK	12,951,105		1,790,335		1,857,761
Swiss Franc	CHF	365,075		353,122		352,287
Total			USD	8,673,686	USD	9,295,091

MainStay VP Large Cap Growth Portfolio
Portfolio of Investments September 30, 2009 unaudited

		Shares	Value
	Common Stocks 98.7%†
	Aerospace & Defense 2.2%
	United Technologies Corp.	121,300	$7,390,809

	Air Freight & Logistics 1.5%
	C.H. Robinson Worldwide, Inc.	50,600	2,922,150
	Expeditors International of Washington, Inc.	56,100	1,971,915
			4,894,065
	Biotechnology 2.0%
	Gilead Sciences, Inc. (a)	142,300	6,628,334

	Capital Markets 5.7%
	BlackRock, Inc.	28,000	6,070,960
	Charles Schwab Corp. (The)	303,600	5,813,940
	Goldman Sachs Group, Inc. (The)	39,100	7,208,085
			19,092,985
	Chemicals 2.7%
	Ecolab, Inc.	68,600	3,171,378
	Monsanto Co.	76,800	5,944,320
			9,115,698
	Communications Equipment 7.1%
¤	Cisco Systems, Inc. (a)	374,700	8,820,438
	Juniper Networks, Inc. (a)	121,100	3,272,122
¤	QUALCOMM, Inc.	259,000	11,649,820
			23,742,380
	Computers & Peripherals 8.3%
¤	Apple, Inc. (a)	70,200	13,012,974
¤	Hewlett-Packard Co.	242,600	11,453,146
	International Business Machines Corp.	26,200	3,133,782
			27,599,902
	Construction & Engineering 0.8%
	Aecom Technology Corp. (a)	95,400	2,589,156

	Diversified Financial Services 3.3%
	IntercontinentalExchange, Inc. (a)	29,900	2,905,981
	JPMorgan Chase & Co.	183,400	8,036,588
			10,942,569
	Electrical Equipment 1.0%
	First Solar, Inc. (a)	21,100	3,225,346

	Energy Equipment & Services 2.8%
	FMC Technologies, Inc. (a)	76,800	4,012,032
	Weatherford International, Ltd. (a)	254,000	5,265,420
			9,277,452
	Food & Staples Retailing 3.1%
	CVS Caremark Corp.	162,800	5,818,472
	Wal-Mart Stores, Inc.	88,200	4,329,738
			10,148,210
	Health Care Equipment & Supplies 3.9%
	Baxter International, Inc.	108,900	6,208,389
	Mindray Medical International, Ltd., ADR (b)	105,450	3,441,888
	St. Jude Medical, Inc. (a)	82,200	3,206,622
			12,856,899
	Health Care Providers & Services 3.8%
¤	Medco Health Solutions, Inc. (a)	225,800	12,488,998

	Hotels, Restaurants & Leisure 1.0%
	Carnival Corp.	103,277	3,437,059

	Internet & Catalog Retail 3.2%
	Amazon.com, Inc. (a)	19,200	1,792,512
¤	Priceline.com, Inc. (a)	53,000	8,788,460
			10,580,972
	Internet Software & Services 7.4%
	Baidu, Inc., ADR (a)(b)	17,005	6,649,805
	Equinix, Inc. (a)	62,200	5,722,400
¤	Google, Inc. Class A (a)	24,750	12,272,288
			24,644,493
	IT Services 9.6%
	Accenture PLC Class A	105,400	3,928,258
¤	Cognizant Technology Solutions Corp. Class A (a)	296,100	11,447,226
	Mastercard, Inc. Class A	33,000	6,670,950
¤	Visa, Inc. Class A	144,900	10,014,039
			32,060,473
	Life Sciences Tools & Services 1.2%
	Illumina, Inc. (a)	97,000	4,122,500

	Machinery 2.3%
	Danaher Corp.	114,700	7,721,604

	Multiline Retail 2.2%
	Kohl's Corp. (a)	79,400	4,529,770
	Target Corp.	60,100	2,805,468
			7,335,238
	Oil, Gas & Consumable Fuels 7.0%
	Peabody Energy Corp.	58,500	2,177,370
	PetroHawk Energy Corp. (a)	97,800	2,367,738
	Petroleo Brasileiro S.A., ADR (b)	72,000	3,304,800
	Southwestern Energy Co. (a)	197,200	8,416,496
	Suncor Energy, Inc.	198,000	6,842,880
			23,109,284
	Pharmaceuticals 2.4%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	156,500	7,912,640

	Road & Rail 3.0%
¤	Union Pacific Corp.	169,800	9,907,830

	Semiconductors & Semiconductor Equipment 1.7%
	Linear Technology Corp.	92,000	2,541,960
	Marvell Technology Group, Ltd. (a)	186,439	3,018,447
			5,560,407
	Software 5.3%
	Adobe Systems, Inc. (a)	108,500	3,584,840
	McAfee, Inc. (a)	65,200	2,855,108
	Microsoft Corp.	198,500	5,139,165
	Oracle Corp.	288,200	6,006,088
			17,585,201
	Specialty Retail 1.8%
	Best Buy Co., Inc.	75,800	2,844,016
	O'Reilly Automotive, Inc. (a)	83,500	3,017,690
			5,861,706
	Trading Companies & Distributors 1.1%
	Fastenal Co.	94,600	3,661,020

	Wireless Telecommunication Services 1.3%
	America Movil SAB de C.V., Series L, ADR (b)	23,800	1,043,154
	American Tower Corp. Class A (a)	94,000	3,421,600
			4,464,754
	Total Common Stocks (Cost $282,907,405)		327,957,984

		Principal Amount	Value
	Short-Term Investment 0.6%
	Repurchase Agreement 0.6%
	State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/01/09 Proceeds at Maturity $2,122,162 (Collateralized by a United States Treasury Bill with a rate of 0.119% and a maturity date of 12/31/09, with a Principal Amount of $2,170,000 and a Market Value of $2,169,349)	$2,122,161	2,122,161

	Total Short-Term Investment (Cost $2,122,161)		2,122,161

	Total Investments (Cost $285,029,566) (c)	99.3%	330,080,145
	Cash and Other Assets,
	Less Liabilities	0.7	2,392,879
	Net Assets	100.0%	$332,473,024

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At September 30, 2009, cost is $290,278,854 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$51,514,727
Gross unrealized depreciation	(11,713,436)
Net unrealized appreciation	$39,801,291

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$7,390,809	$—	$—	$7,390,809
Air Freight & Logistics	4,894,065	—	—	4,894,065
Biotechnology	6,628,334	—	—	6,628,334
Capital Markets	19,092,985	—	—	19,092,985
Chemicals	9,115,698	—	—	9,115,698
Communications Equipment	23,742,380	—	—	23,742,380
Computers & Peripherals	27,599,902	—	—	27,599,902
Construction & Engineering	2,589,156	—	—	2,589,156
Diversified Financial Services	10,942,569	—	—	10,942,569
Electrical Equipment	3,225,346	—	—	3,225,346
Energy Equipment & Services	9,277,452	—	—	9,277,452
Food & Staples Retailing	10,148,210	—	—	10,148,210
Health Care Equipment & Supplies	12,856,899	—	—	12,856,899
Health Care Providers & Services	12,488,998	—	—	12,488,998
Hotels, Restaurants & Leisure	3,437,059	—	—	3,437,059
Internet & Catalog Retail	10,580,972	—	—	10,580,972
Internet Software & Services	24,644,493	—	—	24,644,493
IT Services	32,060,473	—	—	32,060,473
Life Sciences Tools & Services	4,122,500	—	—	4,122,500
Machinery	7,721,604	—	—	7,721,604
Multiline Retail	7,335,238	—	—	7,335,238
Oil, Gas & Consumable Fuels	23,109,284	—	—	23,109,284
Pharmaceuticals	7,912,640	—	—	7,912,640
Road & Rail	9,907,830	—	—	9,907,830
Semiconductors & Semiconductor Equipment	5,560,407	—	—	5,560,407
Software	17,585,201	—	—	17,585,201
Specialty Retail	5,861,706	—	—	5,861,706
Trading Companies & Distributors	3,661,020	—	—	3,661,020
Wireless Telecommunication Services	4,464,754	—	—	4,464,754
Total Common Stocks	327,957,984	—	—	327,957,984
Short-Term Investment
Repurchase Agreement	—	2,122,161	—	2,122,161
Total Short-Term Investment	—	2,122,161	—	2,122,161
Total	$327,957,984	$2,122,161	$—	$330,080,145

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Core Portfolio
Portfolio of Investments September 30, 2009 unaudited

		Shares	Value
	Common Stocks 99.7%†

	Aerospace & Defense 1.9%
	Alliant Techsystems, Inc. (a)	9,055	$704,932
¤	L-3 Communications Holdings, Inc.	37,314	2,997,060
	Precision Castparts Corp.	23,046	2,347,696
			6,049,688
	Air Freight & Logistics 0.2%
	UTi Worldwide, Inc.	34,639	501,573

	Airlines 0.3%
	Copa Holdings S.A. Class A	19,861	883,616

	Auto Components 0.1%
	TRW Automotive Holdings Corp. (a)	26,894	450,474

	Beverages 1.0%
	Coca-Cola Enterprises, Inc.	130,703	2,798,351
	Pepsi Bottling Group, Inc. (The)	7,663	279,240
			3,077,591
	Capital Markets 1.9%
	Investment Technology Group, Inc. (a)	46,483	1,297,806
	Raymond James Financial, Inc.	87,011	2,025,616
	TD Ameritrade Holding Corp. (a)	126,518	2,482,283
			5,805,705
	Chemicals 3.7%
	Ashland, Inc.	37,974	1,641,236
	Cabot Corp.	53,099	1,227,118
	Celanese Corp. Class A	12,947	323,675
	CF Industries Holdings, Inc.	27,446	2,366,669
	Eastman Chemical Co.	28,743	1,538,900
	Huntsman Corp.	78,803	717,895
	Lubrizol Corp. (The)	4,860	347,296
	Nalco Holding Co.	76,586	1,569,247
	RPM International, Inc.	1,429	26,422
	Terra Industries, Inc.	50,792	1,760,959
			11,519,417
	Commercial Banks 1.0%
	Bank of Hawaii Corp.	6,539	271,630
	CapitalSource, Inc.	196,258	851,760
	Comerica, Inc.	11,574	343,401
	Cullen/Frost Bankers, Inc.	10,087	520,893
	First Citizens BancShares, Inc. Class A	1,335	212,398
	M&T Bank Corp.	10,367	646,071
	TCF Financial Corp.	15,188	198,051
			3,044,204
	Commercial Services & Supplies 1.0%
	Brink's Co. (The)	48,065	1,293,429
	Iron Mountain, Inc. (a)	4,854	129,408
	R.R. Donnelley & Sons Co.	86,420	1,837,289
			3,260,126
	Communications Equipment 0.3%
	CommScope, Inc. (a)	21,296	637,389
	EchoStar Corp. (a)	5,127	94,645
	Harris Corp.	1,863	70,049
	JDS Uniphase Corp. (a)	41,549	295,413
			1,097,496
	Computers & Peripherals 2.7%
	NetApp, Inc. (a)	105,193	2,806,549
	QLogic Corp. (a)	65,736	1,130,659
	Seagate Technology	29,278	445,319
	Sun Microsystems, Inc. (a)	20,386	185,309
	Teradata Corp. (a)	25,962	714,474
¤	Western Digital Corp. (a)	84,121	3,072,940
			8,355,250
	Construction & Engineering 1.2%
	Jacobs Engineering Group, Inc. (a)	21,251	976,483
	Shaw Group, Inc. (The) (a)	70,092	2,249,252
	URS Corp. (a)	10,390	453,524
			3,679,259
	Consumer Finance 1.1%
¤	Discover Financial Services	207,894	3,374,120

	Diversified Consumer Services 1.5%
	Apollo Group, Inc. Class A (a)	35,468	2,612,927
	Brinks Home Security Holdings, Inc. (a)	18,828	579,714
	Career Education Corp. (a)	4,797	116,951
	H&R Block, Inc.	75,765	1,392,561
			4,702,153
	Diversified Financial Services 0.2%
	Moody's Corp.	38,269	782,984

	Diversified Telecommunication Services 0.4%
	CenturyTel, Inc.	5,115	171,864
	Qwest Communications International, Inc.	255,874	974,880
	tw telecom, Inc. (a)	20,256	272,443
			1,419,187
	Electric Utilities 0.5%
	Edison International	20,305	681,842
	PPL Corp.	32,557	987,779
			1,669,621
	Electrical Equipment 1.1%
	Cooper Industries PLC Class A	14,354	539,280
	General Cable Corp. (a)	21,249	831,898
	Hubbel, Inc. Class B	47,979	2,015,118
			3,386,296
	Electronic Equipment & Instruments 3.8%
	Arrow Electronics, Inc. (a)	86,786	2,443,026
	Avnet, Inc. (a)	92,335	2,397,940
	Ingram Micro, Inc. Class A (a)	123,916	2,087,984
	Jabil Circuit, Inc.	21,766	291,882
	Molex, Inc.	74,109	1,547,396
	Tech Data Corp. (a)	53,663	2,232,917
	Vishay Intertechnology, Inc. (a)	115,283	910,736
			11,911,881
	Energy Equipment & Services 4.4%
	BJ Services Co.	30,388	590,439
	Cameron International Corp. (a)	15,639	591,467
	Diamond Offshore Drilling, Inc.	19,906	1,901,421
	ENSCO International, Inc.	62,816	2,672,193
	Helix Energy Solutions Group, Inc. (a)	41,587	622,973
	Nabors Industries, Ltd. (a)	101,768	2,126,951
	NATCO Group, Inc. Class A (a)	12,667	560,895
	Oil States International, Inc. (a)	26,896	944,857
	Patterson-UTI Energy, Inc.	146,552	2,212,935
	Pride International, Inc. (a)	9,671	294,385
	Rowan Cos., Inc.	25,831	595,921
	Seahawk Drilling, Inc. (a)	3,112	96,752
	Unit Corp. (a)	16,448	678,480
			13,889,669

	Food & Staples Retailing 1.2%
	Safeway, Inc.	98,408	1,940,605
	Whole Foods Market, Inc. (a)	56,573	1,724,911
			3,665,516
	Food Products 1.9%
	Bunge, Ltd.	35,428	2,218,147
	Dean Foods Co. (a)	111,614	1,985,613
	Tyson Foods, Inc. Class A	130,096	1,643,113
			5,846,873
	Gas Utilities 0.7%
	Questar Corp.	4,373	164,250
	UGI Corp.	82,009	2,055,145
			2,219,395
	Health Care Equipment & Supplies 1.3%
	Beckman Coulter, Inc.	11,455	789,707
	Gen-Probe, Inc. (a)	5,379	222,906
	Hill-Rom Holdings, Inc.	31,359	682,999
	Hologic, Inc. (a)	19,261	314,725
	Hospira, Inc. (a)	1,140	50,844
	Kinetic Concepts, Inc. (a)	55,255	2,043,330
			4,104,511
	Health Care Providers & Services 4.3%
	AmerisourceBergen Corp.	88,218	1,974,319
	CIGNA Corp.	74,948	2,105,289
	Community Health Systems, Inc. (a)	27,256	870,284
	Coventry Health Care, Inc. (a)	99,297	1,981,968
	Express Scripts, Inc. (a)	4,124	319,940
	Humana, Inc. (a)	16,911	630,780
	Laboratory Corp. of America Holdings (a)	33,168	2,179,138
	Lincare Holdings, Inc. (a)	60,511	1,890,969
	Omnicare, Inc.	3,670	82,649
	Quest Diagnostics, Inc.	27,707	1,446,028
			13,481,364
	Hotels, Restaurants & Leisure 1.7%
	Brinker International, Inc.	19,602	308,339
	Darden Restaurants, Inc.	54,088	1,846,023
	Panera Bread Co. Class A (a)	3,385	186,175
	Penn National Gaming, Inc. (a)	12,463	344,727
	Scientific Games Corp. (a)	44,182	699,401
	WMS Industries, Inc. (a)	41,355	1,842,779
			5,227,444
	Household Durables 3.4%
	D.R. Horton, Inc.	194,460	2,218,789
	Fortune Brands, Inc.	32,336	1,389,801
¤	Garmin, Ltd.	76,907	2,902,470
	Leggett & Platt, Inc.	112,680	2,185,992
	M.D.C. Holdings, Inc.	30,885	1,072,945
	Mohawk Industries, Inc. (a)	1,197	57,085
	NVR, Inc. (a)	193	123,012
	Pulte Homes, Inc.	72,129	792,698
			10,742,792
	Independent Power Producers & Energy Traders 2.5%
	AES Corp. (The) (a)	130,320	1,931,342
	Calpine Corp. (a)	135,294	1,558,587
	Mirant Corp. (a)	42,474	697,848
	NRG Energy, Inc. (a)	85,793	2,418,505
	RRI Energy, Inc. (a)	188,518	1,346,018
			7,952,300
	Industrial Conglomerates 0.7%
	Carlisle Cos., Inc.	65,178	2,210,186

	Insurance 7.1%
	Allied World Assurance Holdings, Ltd./Bermuda	43,103	2,065,927
	American Financial Group, Inc.	59,482	1,516,791
	Aon Corp.	25,021	1,018,104
	Aspen Insurance Holdings, Ltd.	52,731	1,395,790
	Assurant, Inc.	17,531	562,044
	Axis Capital Holdings, Ltd.	80,338	2,424,601
	Endurance Specialty Holdings, Ltd.	30,744	1,121,234
	HCC Insurance Holdings, Inc.	83,364	2,280,005
	Odyssey Re Holdings Corp.	16,467	1,067,226
	PartnerRe, Ltd.	12,553	965,828
	Principal Financial Group, Inc.	86,597	2,371,892
	Torchmark Corp.	47,085	2,044,902
	Unum Group	88,687	1,901,449
	Validus Holdings, Ltd.	57,963	1,495,445
			22,231,238
	Internet & Catalog Retail 0.8%
	Expedia, Inc. (a)	71,658	1,716,209
	Priceline.com, Inc. (a)	4,734	784,992
			2,501,201
	Internet Software & Services 1.0%
	IAC/InterActiveCorp (a)	77,527	1,565,270
	Sohu.com, Inc. (a)	11,919	819,789
	VeriSign, Inc. (a)	33,156	785,466
			3,170,525
	IT Services 5.7%
	Affiliated Computer Services, Inc. Class A (a)	6,282	340,296
	Alliance Data Systems Corp. (a)	5,008	305,889
	Amdocs, Ltd. (a)	98,290	2,642,035
	Broadridge Financial Solutions LLC	114,114	2,293,691
¤	Computer Sciences Corp. (a)	54,789	2,887,928
	Convergys Corp. (a)	26,769	266,084
	DST Systems, Inc. (a)	10,348	463,590
	Global Payments, Inc.	52,797	2,465,620
	Hewitt Associates, Inc. Class A (a)	55,967	2,038,878
	Metavante Technologies, Inc. (a)	165	5,689
	NeuStar, Inc. Class A (a)	57,214	1,293,036
	Paychex, Inc.	51,833	1,505,749
	SAIC, Inc. (a)	69,639	1,221,468
	Total System Services, Inc.	7,543	121,518
			17,851,471
	Life Sciences Tools & Services 0.5%
	Bio-Rad Laboratories, Inc. Class A (a)	2,565	235,672
	Charles River Laboratories International, Inc. (a)	8,035	297,134
	Millipore Corp. (a)	9,601	675,238
	Pharmaceutical Product Development, Inc.	11,125	244,083
			1,452,127
	Machinery 3.3%
¤	Dover Corp.	72,542	2,811,728
	Eaton Corp.	2,159	122,178
	Navistar International Corp. (a)	48,595	1,818,425
	Oshkosh Corp.	77,629	2,401,065
	Parker Hannifin Corp.	13,503	699,995
	SPX Corp.	21,468	1,315,344
	Timken Co. (The)	28,726	673,050
	Toro Co. (The)	9,819	390,502
			10,232,287

	Media 2.6%
	CTC Media, Inc. (a)	38,667	607,845
	Discovery Communications, Inc. Class C (a)	28,325	737,300
	Interpublic Group of Cos., Inc. (The) (a)	286,629	2,155,450
	Marvel Entertainment, Inc. (a)	6,101	302,732
	McGraw-Hill Cos., Inc. (The)	94,846	2,384,428
	Scripps Networks Interactive Class A	37,376	1,381,043
	Warner Music Group Corp. (a)	42,758	236,452
	Washington Post Co. Class B	445	208,296
			8,013,546
	Metals & Mining 2.6%
	Allegheny Technologies, Inc.	10,534	368,585
	Cliffs Natural Resources, Inc.	30,453	985,459
	Commercial Metals Co.	103,699	1,856,212
	Reliance Steel & Aluminum Co.	54,974	2,339,694
	Schnitzer Steel Industries, Inc. Class A	20,048	1,067,556
	Walter Industries, Inc.	25,257	1,516,935
			8,134,441
	Multi-Utilities 0.2%
	Xcel Energy, Inc.	32,414	623,645

	Multiline Retail 1.6%
	Dollar Tree, Inc. (a)	10,471	509,728
	Family Dollar Stores, Inc.	10,708	282,691
	J.C. Penney Co., Inc.	46,906	1,583,078
	Macy's, Inc.	6,425	117,513
	Nordstrom, Inc.	32,071	979,449
	Sears Holdings Corp. (a)	22,897	1,495,403
			4,967,862
	Oil, Gas & Consumable Fuels 3.5%
	Alpha Natural Resources, Inc. (a)	65,761	2,308,211
	Cimarex Energy Co.	30,675	1,328,841
	Encore Acquisition Co. (a)	27,017	1,010,436
	Frontier Oil Corp.	55,195	768,315
	Murphy Oil Corp.	45,379	2,612,469
	Newfield Exploration Co. (a)	39,852	1,696,101
	Teekay Corp.	11,329	247,765
	Tesoro Corp.	58,134	870,847
			10,842,985
	Paper & Forest Products 1.2%
¤	International Paper Co.	146,249	3,251,115
	MeadWestvaco Corp.	26,913	600,429
			3,851,544
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	25,552	947,468
	Herbalife, Ltd.	64,808	2,121,814
			3,069,282
	Pharmaceuticals 2.5%
	Endo Pharmaceuticals Holdings, Inc. (a)	87,070	1,970,394
¤	Forest Laboratories, Inc. (a)	101,253	2,980,888
	King Pharmaceuticals, Inc. (a)	126,170	1,358,851
	Sepracor, Inc. (a)	11,961	273,907
	Valeant Pharmaceuticals International (a)	31,504	884,002
	Warner Chilcott PLC (a)	254	5,492
	Watson Pharmaceuticals, Inc. (a)	13,428	492,002
			7,965,536
	Professional Services 1.4%
	Manpower, Inc.	46,329	2,627,318
	Robert Half International, Inc.	67,301	1,683,871
			4,311,189
	Real Estate Investment Trusts 3.2%
	Annaly Capital Management, Inc.	71,696	1,300,565
	AvalonBay Communities, Inc.	1,190	86,549
	Boston Properties, Inc.	1,350	88,493
	Duke Realty Corp.	36,045	432,900
	Equity Residential	2,914	89,460
	HCP, Inc.	3,051	87,686
	Health Care REIT, Inc.	1,983	82,532
	Hospitality Properties Trust	33,553	683,475
	Host Hotels & Resorts, Inc.	169,938	2,000,170
	HRPT Properties Trust	23,616	177,592
	Nationwide Health Properties, Inc.	20,754	643,167
	Plum Creek Timber Co., Inc.	30,578	936,910
¤	Public Storage	41,660	3,134,498
	Ventas, Inc.	2,238	86,163
	Vornado Realty Trust	1,427	91,913
			9,922,073
	Road & Rail 0.3%
	Hertz Global Holdings, Inc. (a)	24,712	267,631
	Landstar System, Inc.	14,034	534,134
			801,765
	Semiconductors & Semiconductor Equipment 1.8%
	Cypress Semiconductor Corp. (a)	152,747	1,577,877
	Integrated Device Technology, Inc. (a)	60,704	410,359
	Marvell Technology Group, Ltd. (a)	140,843	2,280,248
	Micron Technology, Inc. (a)	89,485	733,777
	Novellus Systems, Inc. (a)	32,997	692,277
			5,694,538
	Software 3.9%
	BMC Software, Inc. (a)	63,620	2,387,659
¤	CA, Inc.	133,194	2,928,936
	Compuware Corp. (a)	249,519	1,828,974
	Intuit, Inc. (a)	30,269	862,667
	Novell, Inc. (a)	53,249	240,153
	Red Hat, Inc. (a)	12,303	340,055
	Sybase, Inc. (a)	49,585	1,928,856
	Synopsys, Inc. (a)	80,377	1,802,052
			12,319,352
	Specialty Retail 6.2%
	Abercrombie & Fitch Co. Class A	12,277	403,668
	Advance Auto Parts, Inc.	36,947	1,451,278
	Aeropostale, Inc. (a)	29,391	1,277,627
	AutoNation, Inc. (a)	33,048	597,508
	AutoZone, Inc. (a)	1,111	162,450
	Barnes & Noble, Inc.	13,748	305,481
	Foot Locker, Inc.	49,904	596,353
	Guess?, Inc.	22,876	847,327
	Limited Brands, Inc.	114,208	1,940,394
	Office Depot, Inc. (a)	124,148	821,860
	Penske Auto Group, Inc.	41,007	786,514
	PetSmart, Inc.	79,555	1,730,321
	RadioShack Corp.	66,707	1,105,335
	Ross Stores, Inc.	54,503	2,603,608
	Sherwin-Williams Co. (The)	19,963	1,200,974
	Signet Jewelers, Ltd. (a)	76,963	2,026,436
	Williams-Sonoma, Inc.	72,344	1,463,519
			19,320,653
	Textiles, Apparel & Luxury Goods 1.3%
	Coach, Inc.	49,596	1,632,700
	Phillips-Van Heusen Corp.	6,884	294,567
	Polo Ralph Lauren Corp.	26,163	2,004,609
			3,931,876
	Thrifts & Mortgage Finance 0.2%
	Hudson City Bancorp, Inc.	38,305	503,711

	Trading Companies & Distributors 0.8%
	MSC Industrial Direct Co.	5,704	248,580
	W.W. Grainger, Inc.	17,712	1,582,745
	WESCO International, Inc. (a)	26,705	769,104
			2,600,429
	Wireless Telecommunication Services 1.0%
	NII Holdings, Inc. (a)	32,985	988,890
	Telephone and Data Systems, Inc.	61,370	1,903,084
	United States Cellular Corp. (a)	4,183	163,430
			3,055,404
	Total Common Stocks (Cost $260,835,581)		311,679,371

	Exchange Traded Funds 0.2% (b)
	S&P 500 Index-SPDR Trust Series 1	2,258	238,354
	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	1,904	238,533

	Total Exchange Traded Funds (Cost $366,482)		476,887

		Principal Amount	Value
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $473,293 (Collateralized by a United States Treasury Bill with a rate of 0.129% and a maturity date of 12/24/09, with a Principal Amount of $485,000 and a Market Value of $484,855)	$473,293	473,293

	Total Short-Term Investment (Cost $473,293)		473,293

	Total Investments (Cost $261,675,356) (c)	100.0%	312,629,551
	Cash and Other Assets,
	Less Liabilities	0.0 ‡	38,400
	Net Assets	100.0%	$312,667,951

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(c)	At September 30, 2009, cost is $271,588,598 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$52,404,588
Gross unrealized depreciation	(11,363,635)
Net unrealized appreciation	$41,040,953

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$6,049,688	$—	$—	$6,049,688
Air Freight & Logistics	501,573	—	—	501,573
Airlines	883,616	—	—	883,616
Auto Components	450,474	—	—	450,474
Beverages	3,077,591	—	—	3,077,591
Capital Markets	5,805,705	—	—	5,805,705
Chemicals	11,519,417	—	—	11,519,417
Commercial Banks	3,044,204	—	—	3,044,204
Commercial Services & Supplies	3,260,126	—	—	3,260,126
Communications Equipment	1,097,496	—	—	1,097,496
Computers & Peripherals	8,355,250	—	—	8,355,250
Construction & Engineering	3,679,259	—	—	3,679,259
Consumer Finance	3,374,120	—	—	3,374,120
Diversified Consumer Services	4,702,153	—	—	4,702,153
Diversified Financial Services	782,984	—	—	782,984
Diversified Telecommunication Services	1,419,187	—	—	1,419,187
Electric Utilities	1,669,621	—	—	1,669,621
Electrical Equipment	3,386,296	—	—	3,386,296
Electronic Equipment & Instruments	11,911,881	—	—	11,911,881
Energy Equipment & Services	13,889,669	—	—	13,889,669
Food & Staples Retailing	3,665,516	—	—	3,665,516
Food Products	5,846,873	—	—	5,846,873
Gas Utilities	2,219,395	—	—	2,219,395
Health Care Equipment & Supplies	4,104,511	—	—	4,104,511
Health Care Providers & Services	13,481,364	—	—	13,481,364
Hotels, Restaurants & Leisure	5,227,444	—	—	5,227,444
Household Durables	10,742,792	—	—	10,742,792
Independent Power Producers & Energy Traders	7,952,300	—	—	7,952,300
Industrial Conglomerates	2,210,186	—	—	2,210,186
Insurance	22,231,238	—	—	22,231,238
Internet & Catalog Retail	2,501,201	—	—	2,501,201
Internet Software & Services	3,170,525	—	—	3,170,525
IT Services	17,851,471	—	—	17,851,471
Life Sciences Tools & Services	1,452,127	—	—	1,452,127
Machinery	10,232,287	—	—	10,232,287
Media	8,013,546	—	—	8,013,546
Metals & Mining	8,134,441	—	—	8,134,441
Multi-Utilities	623,645	—	—	623,645
Multiline Retail	4,967,862	—	—	4,967,862
Oil, Gas & Consumable Fuels	10,842,985	—	—	10,842,985
Paper & Forest Products	3,851,544	—	—	3,851,544
Personal Products	3,069,282	—	—	3,069,282
Pharmaceuticals	7,965,536	—	—	7,965,536
Professional Services	4,311,189	—	—	4,311,189
Real Estate Investment Trusts	9,922,073	—	—	9,922,073
Road & Rail	801,765	—	—	801,765
Semiconductors & Semiconductor Equipment	5,694,538	—	—	5,694,538
Software	12,319,352	—	—	12,319,352
Specialty Retail	19,320,653	—	—	19,320,653
Textiles, Apparel & Luxury Goods	3,931,876	—	—	3,931,876
Thrifts & Mortgage Finance	503,711	—	—	503,711
Trading Companies & Distributors	2,600,429	—	—	2,600,429
Wireless Telecommunication Services	3,055,404	—	—	3,055,404
Total Common Stocks	311,679,371	—	—	311,679,371
Exchange Traded Funds	476,887	—	—	476,887
Short-Term Investment
Repurchase Agreement	—	473,293	—	473,293
Total Short-Term Investment	—	473,293	—	473,293
Total	$312,156,258	$473,293	$—	$312,629,551

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Growth Portfolio
Portfolio of Investments September 30, 2009 unaudited
		Shares	Value
	Common Stocks 99.6%†
	Aerospace & Defense 1.9%
	Alliant Techsystems, Inc. (a)	6,654	$518,014
¤	L-3 Communications Holdings, Inc.	27,437	2,203,740
	Precision Castparts Corp.	16,944	1,726,085
			4,447,839
	Air Freight & Logistics 0.2%
	UTI Worldwide, Inc.	25,459	368,646

	Airlines 0.3%
	Copa Holdings S.A. Class A	14,612	650,088

	Auto Components 0.1%
	TRW Automotive Holdings Corp. (a)	19,729	330,461

	Beverages 1.0%
	Coca-Cola Enterprises, Inc.	96,093	2,057,351
	Pepsi Bottling Group, Inc. (The)	5,633	205,267
			2,262,618
	Capital Markets 1.8%
	Investment Technology Group, Inc. (a)	34,179	954,278
	Raymond James Financial, Inc.	63,968	1,489,175
	TD Ameritrade Holding Corp. (a)	93,020	1,825,052
			4,268,505
	Chemicals 3.7%
	Ashland, Inc.	27,924	1,206,875
	Cabot Corp.	39,052	902,492
	Celanese Corp. Class A	9,514	237,850
	CF Industries Holdings, Inc.	20,193	1,741,242
	Eastman Chemical Co.	21,134	1,131,514
	Huntsman Corp.	57,960	528,016
	Lubrizol Corp. (The)	3,576	255,541
	Nalco Holding Co.	56,321	1,154,017
	RPM International, Inc.	1,054	19,489
	Terra Industries, Inc.	37,328	1,294,162
			8,471,198
	Commercial Banks 1.0%
	Bank of Hawaii Corp.	4,815	200,015
	CapitalSource, Inc.	144,342	626,444
	Comerica, Inc.	8,499	252,165
	Cullen/Frost Bankers, Inc.	7,410	382,653
	First Citizens BancShares, Inc. Class A	983	156,395
	M&T Bank Corp.	7,637	475,938
	TCF Financial Corp.	11,152	145,422
			2,239,032
	Commercial Services & Supplies 1.0%
	Brink's Co. (The)	35,349	951,241
	Iron Mountain, Inc. (a)	3,542	94,430
	R.R. Donnelley & Sons Co.	63,530	1,350,648
			2,396,319
	Communications Equipment 0.3%
	CommScope, Inc. (a)	15,648	468,345
	EchoStar Corp. (a)	4,016	74,135
	Harris Corp.	1,367	51,399
	JDS Uniphase Corp. (a)	30,601	217,573
			811,452
	Computers & Peripherals 2.7%
	NetApp, Inc. (a)	77,420	2,065,566
	QLogic Corp. (a)	48,333	831,328
	Seagate Technology	21,417	325,752
	Sun Microsystems, Inc. (a)	14,993	136,286
	Teradata Corp. (a)	19,105	525,770
¤	Western Digital Corp. (a)	61,849	2,259,344
			6,144,046
	Construction & Engineering 1.2%
	Jacobs Engineering Group, Inc. (a)	15,627	718,061
	Shaw Group, Inc. (The) (a)	51,535	1,653,758
	URS Corp. (a)	7,634	333,224
			2,705,043
	Consumer Finance 1.1%
¤	Discover Financial Services	152,853	2,480,804

	Diversified Consumer Services 1.5%
	Apollo Group, Inc. Class A (a)	26,079	1,921,240
	Brinks Home Security Holdings, Inc. (a)	13,817	425,425
	Career Education Corp. (a)	3,529	86,037
	H&R Block, Inc.	55,720	1,024,134
			3,456,836
	Diversified Financial Services 0.2%
	Moody's Corp.	28,113	575,192

	Diversified Telecommunication Services 0.5%
	CenturyTel, Inc.	3,756	126,202
	Qwest Communications International, Inc.	188,415	717,861
	tw telecom, Inc. (a)	15,802	212,537
			1,056,600
	Electric Utilities 0.5%
	Edison International	14,943	501,786
	PPL Corp.	23,943	726,431
			1,228,217
	Electrical Equipment 1.1%
	Cooper Industries PLC Class A	10,563	396,852
	General Cable Corp. (a)	15,627	611,797
	Hubbel, Inc. Class B	35,271	1,481,382
			2,490,031
	Electronic Equipment & Instruments 3.8%
	Arrow Electronics, Inc. (a)	63,809	1,796,223
	Avnet, Inc. (a)	67,886	1,762,999
	Ingram Micro, Inc. Class A (a)	91,105	1,535,119
	Jabil Circuit, Inc.	15,884	213,005
	Molex, Inc.	54,480	1,137,542
	Tech Data Corp. (a)	39,457	1,641,806
	Vishay Intertechnology, Inc. (a)	84,732	669,383
			8,756,077
	Energy Equipment & Services 4.4%
	BJ Services Co.	22,316	433,600
	Cameron International Corp. (a)	10,900	412,238
	Diamond Offshore Drilling, Inc.	14,646	1,398,986
	ENSCO International, Inc.	46,188	1,964,837
	Helix Energy Solutions Group, Inc. (a)	30,582	458,118
	Nabors Industries, Ltd. (a)	74,850	1,564,365
	NATCO Group, Inc. Class A (a)	9,824	435,007
	Oil States International, Inc. (a)	19,782	694,942
	Patterson-UTI Energy, Inc.	107,753	1,627,070
	Pride International, Inc. (a)	7,113	216,520
	Rowan Cos., Inc.	19,047	439,414
	Seahawk Drilling, Inc. (a)	2,285	71,041
	Unit Corp. (a)	12,087	498,589
			10,214,727
	Food & Staples Retailing 1.2%
	Safeway, Inc.	72,331	1,426,368
	Whole Foods Market, Inc. (a)	41,572	1,267,530
			2,693,898
	Food Products 1.9%
	Bunge, Ltd.	26,023	1,629,300
	Dean Foods Co. (a)	82,105	1,460,648
	Tyson Foods, Inc. Class A	95,680	1,208,438
			4,298,386
	Gas Utilities 0.7%
	Questar Corp.	3,211	120,605
	UGI Corp.	60,293	1,510,943
			1,631,548
	Health Care Equipment & Supplies 1.3%
	Beckman Coulter, Inc.	8,403	579,303
	Gen-Probe, Inc. (a)	3,956	163,936
	Hill-Rom Holdings, Inc.	23,056	502,160
	Hologic, Inc. (a)	14,204	232,093
	Hospira, Inc. (a)	832	37,107
	Kinetic Concepts, Inc. (a)	40,667	1,503,866
			3,018,465
	Health Care Providers & Services 4.3%
	AmerisourceBergen Corp.	64,864	1,451,656
	CIGNA Corp.	55,152	1,549,220
	Community Health Systems, Inc. (a)	20,037	639,781
	Coventry Health Care, Inc. (a)	73,008	1,457,240
	Express Scripts, Inc. (a)	3,035	235,455
	Humana, Inc. (a)	12,393	462,259
	Laboratory Corp. of America Holdings (a)	24,385	1,602,094
	Lincare Holdings, Inc. (a)	44,487	1,390,219
	Omnicare, Inc.	2,692	60,624
	Quest Diagnostics, Inc.	20,331	1,061,075
			9,909,623
	Hotels, Restaurants & Leisure 1.7%
	Brinker International, Inc.	14,343	225,615
	Darden Restaurants, Inc.	39,752	1,356,736
	Panera Bread Co. Class A (a)	2,490	136,950
	Penn National Gaming, Inc. (a)	9,153	253,172
	Scientific Games Corp. (a)	41,482	656,660
	WMS Industries, Inc. (a)	27,155	1,210,027
			3,839,160
	Household Durables 3.4%
	D.R. Horton, Inc.	142,970	1,631,288
	Fortune Brands, Inc.	23,784	1,022,236
¤	Garmin, Ltd.	56,547	2,134,084
	Leggett & Platt, Inc.	82,867	1,607,620
	M.D.C. Holdings, Inc.	22,709	788,910
	Mohawk Industries, Inc. (a)	878	41,872
	NVR, Inc. (a)	143	91,144
	Pulte Homes, Inc.	52,963	582,063
			7,899,217
	Independent Power Producers & Energy Traders 2.5%
	AES Corp. (The) (a)	95,805	1,419,830
	Calpine Corp. (a)	99,365	1,144,685
	Mirant Corp. (a)	31,269	513,750
	NRG Energy, Inc. (a)	63,074	1,778,056
	RRI Energy, Inc. (a)	138,800	991,032
			5,847,353
	Industrial Conglomerates 0.7%
	Carlisle Cos., Inc.	47,922	1,625,035

	Insurance 7.1%
	Allied World Assurance Holdings, Ltd./Bermuda	31,698	1,519,285
	American Financial Group, Inc.	43,712	1,114,656
	Aon Corp.	18,429	749,876
	Aspen Insurance Holdings, Ltd.	38,778	1,026,454
	Assurant, Inc.	12,879	412,901
	Axis Capital Holdings, Ltd.	59,063	1,782,521
	Endurance Specialty Holdings, Ltd.	22,614	824,733
	HCC Insurance Holdings, Inc.	61,291	1,676,309
	Odyssey Re Holdings Corp.	12,103	784,395
	PartnerRe, Ltd.	9,231	710,233
	Principal Financial Group, Inc.	63,699	1,744,716
	Torchmark Corp.	34,596	1,502,504
	Unum Group	65,193	1,397,738
	Validus Holdings, Ltd.	42,599	1,099,054
			16,345,375
	Internet & Catalog Retail 0.8%
	Expedia, Inc. (a)	52,663	1,261,279
	Priceline.com, Inc. (a)	3,481	577,219
			1,838,498
	Internet Software & Services 1.0%
	IAC/InterActiveCorp (a)	57,037	1,151,577
	Sohu.com, Inc. (a)	8,770	603,201
	VeriSign, Inc. (a)	24,374	577,420
			2,332,198
	IT Services 5.7%
	Affiliated Computer Services, Inc. Class A (a)	4,584	248,315
	Alliance Data Systems Corp. (a)	3,674	224,408
	Amdocs, Ltd. (a)	72,269	1,942,591
	Broadridge Financial Solutions LLC	83,896	1,686,309
¤	Computer Sciences Corp. (a)	40,279	2,123,106
	Convergys Corp. (a)	19,718	195,997
	DST Systems, Inc. (a)	7,615	341,152
	Global Payments, Inc.	38,820	1,812,894
	Hewitt Associates, Inc. Class A (a)	41,155	1,499,277
	Metavante Technologies, Inc. (a)	128	4,413
	NeuStar, Inc. Class A (a)	42,083	951,076
	Paychex, Inc.	38,125	1,107,531
	SAIC, Inc. (a)	51,261	899,118
	Total System Services, Inc.	5,533	89,137
			13,125,324
	Life Sciences Tools & Services 0.5%
	Bio-Rad Laboratories, Inc. Class A (a)	1,887	173,378
	Charles River Laboratories International, Inc. (a)	5,900	218,182
	Millipore Corp. (a)	7,084	498,218
	Pharmaceutical Product Development, Inc.	8,192	179,732
			1,069,510
	Machinery 3.3%
¤	Dover Corp.	53,332	2,067,148
	Eaton Corp.	1,588	89,865
	Navistar International Corp. (a)	35,725	1,336,830
	Oshkosh Corp.	57,075	1,765,330
	Parker Hannifin Corp.	9,920	514,253
	SPX Corp.	15,790	967,453
	Timken Co. (The)	21,112	494,654
	Toro Co. (The)	7,203	286,463
			7,521,996
	Media 2.6%
	CTC Media, Inc. (a)	28,426	446,857
	Discovery Communications, Inc. Class C (a)	20,842	542,517
	Interpublic Group of Cos., Inc. (The) (a)	210,944	1,586,299
	Marvel Entertainment, Inc. (a)	4,507	223,637
	McGraw-Hill Cos., Inc. (The)	69,729	1,752,987
	Scripps Networks Interactive Class A	27,510	1,016,495
	Warner Music Group Corp. (a)	31,416	173,730
	Washington Post Co. Class B	328	153,530
			5,896,052
	Metals & Mining 2.6%
	Allegheny Technologies, Inc.	7,751	271,207
	Cliffs Natural Resources, Inc.	22,391	724,573
	Commercial Metals Co.	76,273	1,365,287
	Reliance Steel & Aluminum Co.	40,422	1,720,360
	Schnitzer Steel Industries, Inc. Class A	14,739	784,852
	Walter Industries, Inc.	18,573	1,115,494
			5,981,773
	Multi-Utilities 0.2%
	Xcel Energy, Inc.	23,816	458,220

	Multiline Retail 1.6%
	Dollar Tree, Inc. (a)	7,706	375,128
	Family Dollar Stores, Inc.	7,814	206,290
	J.C. Penney Co., Inc.	34,483	1,163,801
	Macy’s, Inc.	4,727	86,457
	Nordstrom, Inc.	23,586	720,316
	Sears Holdings Corp. (a)	16,847	1,100,278
			3,652,270
	Oil, Gas & Consumable Fuels 3.5%
	Alpha Natural Resources, Inc. (a)	48,356	1,697,296
	Cimarex Energy Co.	22,545	976,649
	Encore Acquisition Co. (a)	19,858	742,689
	Frontier Oil Corp.	40,566	564,679
	Murphy Oil Corp.	33,351	1,920,017
	Newfield Exploration Co. (a)	29,320	1,247,859
	Teekay Corp.	8,331	182,199
	Tesoro Corp.	42,720	639,946
			7,971,334
	Paper & Forest Products 1.2%
¤	International Paper Co.	107,526	2,390,303
	MeadWestvaco Corp.	19,730	440,176
			2,830,479
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	18,791	696,770
	Herbalife, Ltd.	47,675	1,560,880
			2,257,650
	Pharmaceuticals 2.5%
	Endo Pharmaceuticals Holdings, Inc. (a)	64,096	1,450,492
¤	Forest Laboratories, Inc. (a)	74,428	2,191,160
	King Pharmaceuticals, Inc. (a)	92,749	998,907
	Sepracor, Inc. (a)	8,804	201,611
	Valeant Pharmaceuticals International (a)	23,064	647,176
	Warner Chilcott PLC (a)	198	4,281
	Watson Pharmaceuticals, Inc. (a)	9,873	361,747
			5,855,374
	Professional Services 1.4%
	Manpower, Inc.	34,065	1,931,826
	Robert Half International, Inc.	49,438	1,236,939
			3,168,765
	Real Estate Investment Trusts 3.2%
	Annaly Capital Management, Inc.	52,727	956,468
	AvalonBay Communities, Inc.	876	63,711
	Boston Properties, Inc.	993	65,091
	Duke Realty Corp.	26,477	317,989
	Equity Residential	2,142	65,759
	HCP, Inc.	2,244	64,493
	Health Care REIT, Inc.	1,459	60,724
	Hospitality Properties Trust	24,643	501,978
	Host Hotels & Resorts, Inc.	124,870	1,469,720
	HRPT Properties Trust	17,367	130,600
	Nationwide Health Properties, Inc.	15,248	472,535
	Plum Creek Timber Co., Inc.	22,530	690,319
¤	Public Storage	30,632	2,304,752
	Ventas, Inc.	1,646	63,371
	Vornado Realty Trust	1,045	67,308
			7,294,818
	Road & Rail 0.2%
	Hertz Global Holdings, Inc. (a)	18,148	196,543
	Landstar System, Inc.	10,338	393,464
			590,007
	Semiconductors & Semiconductor Equipment 1.8%
	Cypress Semiconductor Corp. (a)	112,321	1,160,276
	Integrated Device Technology, Inc. (a)	44,557	301,205
	Marvell Technology Group, Ltd. (a)	103,593	1,677,171
	Micron Technology, Inc. (a)	65,728	538,969
	Novellus Systems, Inc. (a)	24,252	508,807
			4,186,428
	Software 3.9%
	BMC Software, Inc. (a)	46,788	1,755,954
¤	CA, Inc.	97,925	2,153,371
	Compuware Corp. (a)	183,452	1,344,703
	Intuit, Inc. (a)	22,219	633,241
	Novell, Inc. (a)	39,134	176,494
	Red Hat, Inc. (a)	9,025	249,451
	Sybase, Inc. (a)	36,462	1,418,372
	Synopsys, Inc. (a)	59,156	1,326,278
			9,057,864
	Specialty Retail 6.2%
	Abercrombie & Fitch Co. Class A	9,012	296,314
	Advance Auto Parts, Inc.	27,161	1,066,884
	Aeropostale, Inc. (a)	21,610	939,387
	AutoNation, Inc. (a)	24,305	439,434
	AutoZone, Inc. (a)	819	119,754
	Barnes & Noble, Inc.	10,080	223,978
	Foot Locker, Inc.	36,666	438,159
	Guess?, Inc.	16,833	623,494
	Limited Brands, Inc.	83,950	1,426,310
	Office Depot, Inc. (a)	91,301	604,413
	Penske Auto Group, Inc.	30,152	578,315
	PetSmart, Inc.	58,564	1,273,767
	RadioShack Corp.	49,063	812,974
	Ross Stores, Inc.	40,075	1,914,383
	Sherwin-Williams Co. (The)	14,663	882,126
	Signet Jewelers, Ltd. (a)	56,578	1,489,699
	Williams-Sonoma, Inc.	53,152	1,075,265
			14,204,656
	Textiles, Apparel & Luxury Goods 1.3%
	Coach, Inc.	36,482	1,200,988
	Phillips-Van Heusen Corp.	5,065	216,731
	Polo Ralph Lauren Corp.	19,255	1,475,318
			2,893,037
	Thrifts & Mortgage Finance 0.2%
	Hudson City Bancorp, Inc.	28,157	370,265

	Trading Companies & Distributors 0.8%
	MSC Industrial Direct Co.	4,206	183,298
	W.W. Grainger, Inc.	13,023	1,163,735
	WESCO International, Inc. (a)	19,649	565,891
			1,912,924
	Wireless Telecommunication Services 1.0%
	NII Holdings, Inc. (a)	24,279	727,885
	Telephone and Data Systems, Inc.	45,119	1,399,140
	United States Cellular Corp. (a)	3,079	120,297
			2,247,322
	Total Common Stocks (Cost $211,393,421)		229,178,555

	Exchange Traded Funds 0.3% (b)
	S&P 500 Index-SPDR Trust Series 1	2,881	304,118
	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	2,437	305,308

	Total Exchange Traded Funds (Cost $588,318)		609,426

	Principal Amount	Value
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $295,086 (Collateralized by a United States Treasury Bill with a rate of 0.119% and a maturity date of 12/31/09, with a Principal Amount of $305,000 and a Market Value of $304,909)	$295,086	295,086

Total Short-Term Investment (Cost $295,086)		295,086

Total Investments (Cost $212,276,825) (c)	100.0%	230,083,067
Liabilities in Excess of
Cash and Other Assets	(0.0)‡	(36,295)
Net Assets	100.0%	$230,046,772

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(c)	At September 30, 2009, cost is $213,428,755 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$20,699,405
Gross unrealized depreciation	(4,045,093)
Net unrealized appreciation	$16,654,312

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$4,447,839	$—	$—	$4,447,839
Air Freight & Logistics	368,646	—	—	368,646
Airlines	650,088	—	—	650,088
Auto Components	330,461	—	—	330,461
Beverages	2,262,618	—	—	2,262,618
Capital Markets	4,268,505	—	—	4,268,505
Chemicals	8,471,198	—	—	8,471,198
Commercial Banks	2,239,032	—	—	2,239,032
Commercial Services & Supplies	2,396,319	—	—	2,396,319
Communications Equipment	811,452	—	—	811,452
Computers & Peripherals	6,144,046	—	—	6,144,046
Construction & Engineering	2,705,043	—	—	2,705,043
Consumer Finance	2,480,804	—	—	2,480,804
Diversified Consumer Services	3,456,836	—	—	3,456,836
Diversified Financial Services	575,192	—	—	575,192
Diversified Telecommunication Services	1,056,600	—	—	1,056,600
Electric Utilities	1,228,217	—	—	1,228,217
Electrical Equipment	2,490,031	—	—	2,490,031
Electronic Equipment & Instruments	8,756,077	—	—	8,756,077
Energy Equipment & Services	10,214,727	—	—	10,214,727
Food & Staples Retailing	2,693,898	—	—	2,693,898
Food Products	4,298,386	—	—	4,298,386
Gas Utilities	1,631,548	—	—	1,631,548
Health Care Equipment & Supplies	3,018,465	—	—	3,018,465
Health Care Providers & Services	9,909,623	—	—	9,909,623
Hotels, Restaurants & Leisure	3,839,160	—	—	3,839,160
Household Durables	7,899,217	—	—	7,899,217
Independent Power Producers & Energy Traders	5,847,353	—	—	5,847,353
Industrial Conglomerates	1,625,035	—	—	1,625,035
Insurance	16,345,375	—	—	16,345,375
Internet & Catalog Retail	1,838,498	—	—	1,838,498
Internet Software & Services	2,332,198	—	—	2,332,198
IT Services	13,125,324	—	—	13,125,324
Life Sciences Tools & Services	1,069,510	—	—	1,069,510
Machinery	7,521,996	—	—	7,521,996
Media	5,896,052	—	—	5,896,052
Metals & Mining	5,981,773	—	—	5,981,773
Multi-Utilities	458,220	—	—	458,220
Multiline Retail	3,652,270	—	—	3,652,270
Oil, Gas & Consumable Fuels	7,971,334	—	—	7,971,334
Paper & Forest Products	2,830,479	—	—	2,830,479
Personal Products	2,257,650	—	—	2,257,650
Pharmaceuticals	5,855,374	—	—	5,855,374
Professional Services	3,168,765	—	—	3,168,765
Real Estate Investment Trusts	7,294,818	—	—	7,294,818
Road & Rail	590,007	—	—	590,007
Semiconductors & Semiconductor Equipment	4,186,428	—	—	4,186,428
Software	9,057,864	—	—	9,057,864
Specialty Retail	14,204,656	—	—	14,204,656
Textiles, Apparel & Luxury Goods	2,893,037	—	—	2,893,037
Thrifts & Mortgage Finance	370,265	—	—	370,265
Trading Companies & Distributors	1,912,924	—	—	1,912,924
Wireless Telecommunication Services	2,247,322	—	—	2,247,322
Total Common Stocks	229,178,555	—	—	229,178,555
Exchange Traded Funds	609,426	—	—	609,426
Short-Term Investment
Repurchase Agreement	—	295,086	—	295,086
Total Short-Term Investment	—	295,086	—	295,086
Total	$229,787,981	$295,086	$—	$230,083,067

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Value Portfolio
Portfolio of Investments September 30, 2009 unaudited
		Shares	Value
	Common Stocks 99.4%†
	Aerospace & Defense 1.6%
	Raytheon Co.	96,700	$4,638,699

	Air Freight & Logistics 1.1%
	FedEx Corp.	43,500	3,272,070

	Airlines 0.8%
	Southwest Airlines Co.	226,300	2,172,480

	Auto Components 0.4%
	TRW Automotive Holdings Corp. (a)	63,354	1,061,180

	Automobiles 0.1%
	Thor Industries, Inc.	11,334	350,787

	Beverages 1.8%
	Constellation Brands, Inc. Class A (a)	348,900	5,285,835

	Capital Markets 3.9%
	Ameriprise Financial, Inc.	125,600	4,563,048
¤	Investment Technology Group, Inc. (a)	189,800	5,299,216
	Northern Trust Corp.	22,600	1,314,416
			11,176,680
	Chemicals 3.4%
	Arch Chemicals, Inc.	39,272	1,177,767
¤	Ashland, Inc.	132,763	5,738,017
	Huntsman Corp.	83,746	762,926
	Olin Corp.	87,392	1,524,117
	Terra Industries, Inc.	18,837	653,079
			9,855,906
	Commercial Banks 3.3%
	CapitalSource, Inc.	36,710	159,322
	KeyCorp	287,184	1,866,696
	Marshall & Ilsley Corp.	486,173	3,923,416
	Wilmington Trust Corp.	252,100	3,579,820
			9,529,254
	Commercial Services & Supplies 1.2%
	Pitney Bowes, Inc.	144,100	3,580,885

	Consumer Finance 1.3%
	Capital One Financial Corp.	108,200	3,865,986

	Containers & Packaging 1.6%
	Ball Corp.	95,900	4,718,280

	Diversified Telecommunication Services 2.2%
¤	CenturyTel, Inc.	186,046	6,251,146

	Electric Utilities 3.9%
	Edison International	135,700	4,556,806
	Pepco Holdings, Inc.	278,200	4,139,616
	Progress Energy, Inc.	68,100	2,659,986
			11,356,408
	Electrical Equipment 0.7%
	Rockwell Automation, Inc.	50,100	2,134,260

	Electronic Equipment & Instruments 3.8%
	Avnet, Inc. (a)	163,900	4,256,483
	Ingram Micro, Inc. Class A (a)	201,600	3,396,960
	Molex, Inc. Class A	183,494	3,447,852
			11,101,295
	Energy Equipment & Services 3.1%
	Atwood Oceanics, Inc. (a)	17,366	612,499
	Baker Hughes, Inc.	32,100	1,369,386
	Diamond Offshore Drilling, Inc.	23,800	2,273,376
	Helix Energy Solutions Group, Inc. (a)	29,763	445,850
	Rowan Cos., Inc.	47,622	1,098,639
	Tidewater, Inc.	68,400	3,220,956
			9,020,706
	Food & Staples Retailing 1.9%
¤	Kroger Co. (The)	272,800	5,630,592

	Food Products 5.2%
¤	ConAgra Foods, Inc.	259,700	5,630,296
	Corn Products International, Inc.	167,000	4,762,840
	J.M. Smucker Co. (The)	87,800	4,654,278
			15,047,414
	Gas Utilities 1.4%
	AGL Resources, Inc.	115,700	4,080,739

	Health Care Equipment & Supplies 0.3%
	CareFusion Corp. (a)	33,127	722,169

	Health Care Providers & Services 2.6%
	Cardinal Health, Inc.	66,255	1,775,634
	Coventry Health Care, Inc. (a)	125,700	2,508,972
	Quest Diagnostics, Inc.	64,500	3,366,255
			7,650,861
	Hotels, Restaurants & Leisure 1.6%
	Las Vegas Sands Corp. (a)	246,556	4,152,003
	Wyndham Worldwide Corp.	36,489	595,501
			4,747,504
	Insurance 11.8%
	American International Group, Inc. (a)	28,215	1,244,564
¤	Aspen Insurance Holdings, Ltd.	262,300	6,943,081
¤	Genworth Financial, Inc. Class A	697,176	8,331,253
	HCC Insurance Holdings, Inc.	164,900	4,510,015
	Lincoln National Corp.	130,000	3,368,300
	MetLife, Inc.	76,700	2,919,969
¤	PartnerRe, Ltd.	72,500	5,578,150
	Protective Life Corp.	63,613	1,362,590
			34,257,922
	IT Services 3.1%
	Affiliated Computer Services, Inc. Class A (a)	66,400	3,596,888
	Computer Sciences Corp. (a)	99,900	5,265,729
			8,862,617
	Machinery 5.2%
	Bucyrus International, Inc.	50,186	1,787,625
	Ingersoll-Rand PLC	151,254	4,638,960
	Joy Global, Inc.	89,709	4,390,359
	Pentair, Inc.	10,300	304,056
	SPX Corp.	39,900	2,444,673
	Timken Co. (The)	66,900	1,567,467
			15,133,140
	Media 2.5%
¤	Cablevision Systems Corp. Class A	252,200	5,989,750
	DISH Network Corp. Class A (a)	63,213	1,217,482
			7,207,232
	Metals & Mining 2.8%
	AK Steel Holding Corp.	81,379	1,605,608
	Freeport-McMoRan Copper & Gold, Inc. Class B	37,300	2,559,153
	Nucor Corp.	68,200	3,206,082
	Reliance Steel & Aluminum Co.	14,867	632,739
			8,003,582
	Multi-Utilities 5.5%
	Ameren Corp.	128,600	3,251,008
	CenterPoint Energy, Inc.	255,500	3,175,865
	Consolidated Edison, Inc.	52,400	2,145,256
	PG&E Corp.	66,694	2,700,440
	Sempra Energy	51,700	2,575,177
	Xcel Energy, Inc.	106,600	2,050,984
			15,898,730
	Multiline Retail 0.3%
	Big Lots, Inc. (a)	37,767	944,930

	Office Electronics 1.7%
	Xerox Corp.	637,400	4,933,476

	Oil, Gas & Consumable Fuels 3.9%
	Frontier Oil Corp.	189,000	2,630,880
	Hess Corp.	66,951	3,579,200
	Spectra Energy Corp.	274,000	5,189,560
			11,399,640
	Pharmaceuticals 0.7%
	Watson Pharmaceuticals, Inc. (a)	54,900	2,011,536

	Real Estate Investment Trusts 4.9%
	Corporate Office Properties Trust	44,200	1,630,096
	Equity Residential	32,300	991,610
	HCP, Inc.	81,900	2,353,806
	Health Care REIT, Inc.	52,700	2,193,374
	Highwoods Properties, Inc.	73,149	2,300,536
	HRPT Properties Trust	88,220	663,414
	Macerich Co. (The)	41,900	1,270,827
	Public Storage	18,800	1,414,512
	Realty Income Corp.	56,500	1,449,225
			14,267,400
	Real Estate Management & Development 0.3%
	CB Richard Ellis Group, Inc. Class A (a)	63,026	739,925

	Road & Rail 1.0%
	CSX Corp.	43,300	1,812,538
	Werner Enterprises, Inc.	54,833	1,021,539
			2,834,077
	Semiconductors & Semiconductor Equipment 0.4%
	Fairchild Semiconductor International, Inc. (a)	34,978	357,825
	MEMC Electronic Materials, Inc. (a)	51,400	854,782
			1,212,607
	Specialty Retail 4.8%
¤	American Eagle Outfitters, Inc.	347,500	5,858,850
	Gap, Inc. (The)	110,081	2,355,733
	TJX Cos., Inc.	87,574	3,253,374
	Tractor Supply Co. (a)	50,814	2,460,414
			13,928,371
	Thrifts & Mortgage Finance 2.1%
	NewAlliance Bancshares, Inc.	412,265	4,411,236
	People's United Financial, Inc.	100,984	1,571,311
			5,982,547
	Trading Companies & Distributors 1.0%
	WESCO International, Inc. (a)	103,845	2,990,736

	Wireless Telecommunication Services 0.2%
	Sprint Nextel Corp. (a)	104,744	413,739

	Total Common Stocks (Cost $288,127,959)		288,273,343

	Exchange Traded Fund 0.5% (b)
	iShares Russell Midcap Value Index Fund	42,030	1,488,703

	Total Exchange Traded Fund (Cost $1,237,389)		1,488,703

Short-Term Investment 0.1%	Principal Amount	Value
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $216,382 (Collateralized by a United States Treasury Bill with a rate of 0.119% and a maturity date of 12/31/09, with a Principal Amount of $225,000 and a Market Value of $224,933)	$216,382	216,382

Total Short-Term Investment (Cost $216,382)		216,382

Total Investments (Cost $289,581,730) (c)	100.0%	289,978,428
Cash and Other Assets,
Less Liabilities	0.0 ‡	129,405
Net Assets	100.0%	$290,107,833

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(c)	At September 30, 2009, cost is $291,303,901 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$43,582,616
Gross unrealized depreciation	(44,908,089)
Net unrealized depreciation	$(1,325,473)

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$4,638,699	$—	$—	$4,638,699
Air Freight & Logistics	3,272,070	—	—	3,272,070
Airlines	2,172,480	—	—	2,172,480
Auto Components	1,061,180	—	—	1,061,180
Automobiles	350,787	—	—	350,787
Beverages	5,285,835	—	—	5,285,835
Capital Markets	11,176,680	—	—	11,176,680
Chemicals	9,855,906	—	—	9,855,906
Commercial Banks	9,529,254	—	—	9,529,254
Commercial Services & Supplies	3,580,885	—	—	3,580,885
Consumer Finance	3,865,986	—	—	3,865,986
Containers & Packaging	4,718,280	—	—	4,718,280
Diversified Telecommunication Services	6,251,146	—	—	6,251,146
Electric Utilities	11,356,408	—	—	11,356,408
Electrical Equipment	2,134,260	—	—	2,134,260
Electronic Equipment & Instruments	11,101,295	—	—	11,101,295
Energy Equipment & Services	9,020,706	—	—	9,020,706
Food & Staples Retailing	5,630,592	—	—	5,630,592
Food Products	15,047,414	—	—	15,047,414
Gas Utilities	4,080,739	—	—	4,080,739
Health Care Equipment & Supplies	722,169	—	—	722,169
Health Care Providers & Services	7,650,861	—	—	7,650,861
Hotels, Restaurants & Leisure	4,747,504	—	—	4,747,504
Insurance	34,257,922	—	—	34,257,922
IT Services	8,862,617	—	—	8,862,617
Machinery	15,133,140	—	—	15,133,140
Media	7,207,232	—	—	7,207,232
Metals & Mining	8,003,582	—	—	8,003,582
Multi-Utilities	15,898,730	—	—	15,898,730
Multiline Retail	944,930	—	—	944,930
Office Electronics	4,933,476	—	—	4,933,476
Oil, Gas & Consumable Fuels	11,399,640	—	—	11,399,640
Pharmaceuticals	2,011,536	—	—	2,011,536
Real Estate Investment Trusts	14,267,400	—	—	14,267,400
Real Estate Management & Development	739,925	—	—	739,925
Road & Rail	2,834,077	—	—	2,834,077
Semiconductors & Semiconductor Equipment	1,212,607	—	—	1,212,607
Specialty Retail	13,928,371	—	—	13,928,371
Thrifts & Mortgage Finance	5,982,547	—	—	5,982,547
Trading Companies & Distributors	2,990,736	—	—	2,990,736
Wireless Telecommunication Services	413,739	—	—	413,739
Total Common Stocks	288,273,343	—	—	288,273,343
Exchange Traded Fund	1,488,703	—	—	1,488,703
Short-Term Investment
Repurchase Agreement	—	216,382	—	216,382
Total Short-Term Investment	—	216,382	—	216,382
Total	$289,762,046	$216,382	$—	$289,978,428

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio
Portfolio of Investments September 30, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 100.0%†
Equity Funds 60.5%
MainStay 130/30 Core Fund Class I (a)	3,543,498	$23,316,218
MainStay 130/30 Growth Fund Class I (a)(b)	1,787,579	13,531,972
MainStay 130/30 International Fund Class I (a)(b)	2,247,430	14,473,447
MainStay All Cap Growth Fund Class I (b)	207,119	4,005,681
MainStay Growth Equity Fund Class I (a)	369,704	3,497,404
MainStay ICAP Equity Fund Class I	708,788	21,469,186
MainStay ICAP International Fund Class I	491,237	13,464,798
MainStay MAP Fund Class I	866,468	23,368,654
MainStay Small Company Value Fund Class I	216,464	2,842,171
MainStay Value Fund Class I (a)	98,578	1,382,065
MainStay VP Common Stock Portfolio Initial Class	1,875,827	26,223,059
MainStay VP ICAP Select Equity Portfolio Initial Class	2,075,575	21,659,005
MainStay VP International Equity Portfolio Initial Class (a)	1,011,835	13,673,995
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,394,574	40,422,604
MainStay VP Mid Cap Core Portfolio Initial Class (a)	2,449,802	22,636,912
MainStay VP S&P 500 Index Portfolio Initial Class	84,047	1,837,431
		247,804,602
Fixed Income Funds 39.5%
MainStay 130/30 High Yield Fund Class I (a)	1,385,272	14,850,116
MainStay Institutional Bond Fund Class I (a)	1,614,948	16,763,163
MainStay VP Bond Portfolio Initial Class (a)	6,411,560	94,984,052
MainStay VP Floating Rate Portfolio Initial Class (a)	2,822,981	24,927,791
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,138,231	10,536,981
		162,062,103
Total Investments (Cost $404,861,798) (c)	100.0%	409,866,705
Liabilities in Excess of
Cash and Other Assets	(0.0)‡	(43,227)
Net Assets	100.0%	$409,823,478

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolios/Funds Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At September 30, 2009, cost is $406,672,539 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$16,452,045
Gross unrealized depreciation	(13,257,879)
Net unrealized appreciation	$3,194,166

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$247,804,602	$—	$—	$247,804,602
Fixed Income Funds	162,062,103	—	—	162,062,103
Total	$409,866,705	$—	$—	$409,866,705

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio
Portfolio of Investments September 30, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 100.0%†
Equity Funds 79.9%
MainStay 130/30 Core Fund Class I (a)	4,460,677	$29,351,253
MainStay 130/30 Growth Fund Class I (a)(b)	1,487,177	11,257,931
MainStay 130/30 International Fund Class I (a)(b)	3,160,318	20,352,449
MainStay All Cap Growth Fund Class I (b)	146,088	2,825,340
MainStay Growth Equity Fund Class I (a)	787,849	7,453,051
MainStay ICAP Equity Fund Class I	944,853	28,619,585
MainStay ICAP International Fund Class I	735,021	20,146,927
MainStay MAP Fund Class I	652,409	17,595,475
MainStay Small Company Value Fund Class I	253,690	3,330,949
MainStay Value Fund Class I (a)	164,447	2,305,548
MainStay VP Common Stock Portfolio Initial Class (a)	2,409,976	33,690,180
MainStay VP Developing Growth Portfolio Initial Class (a)	389,076	2,776,514
MainStay VP ICAP Select Equity Portfolio Initial Class (a)	2,758,711	28,787,657
MainStay VP International Equity Portfolio Initial Class (a)	1,524,580	20,603,269
MainStay VP Large Cap Growth Portfolio Initial Class (a)	4,475,002	53,288,352
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,667,316	33,887,119
MainStay VP S&P 500 Index Portfolio Initial Class	29,125	636,721
MainStay VP Small Cap Growth Portfolio Initial Class (a)	1,318,067	7,304,358
		324,212,678
Fixed Income Funds 20.1%
MainStay 130/30 High Yield Fund Class I (a)	1,385,770	14,855,458
MainStay Institutional Bond Fund Class I	443,706	4,605,673
MainStay VP Bond Portfolio Initial Class (a)	1,761,536	26,096,270
MainStay VP Floating Rate Portfolio Initial Class (a)	2,886,905	25,492,258
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,158,921	10,728,520
		81,778,179
Total Investments (Cost $429,404,256) (c)	100.0%	405,990,857
Cash and Other Assets,
Less Liabilities	0.0 ‡	59,622
Net Assets	100.0%	$406,050,479

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolios/Funds Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At September 30, 2009, cost is $431,013,128 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$12,428,370
Gross unrealized depreciation	(37,450,641)
Net unrealized depreciation	$(25,022,271)

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$324,212,678	$—	$—	$324,212,678
Fixed Income Funds	81,778,179	—	—	81,778,179
Total	$405,990,857	$—	$—	$405,990,857

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio
Portfolio of Investments ††† September 30, 2009 unaudited
		Shares	Value
	Common Stocks 91.9%†
	Aerospace & Defense 2.5%
	Boeing Co. (The)	64,532	$3,494,408
	General Dynamics Corp.	34,239	2,211,839
	Goodrich Corp.	10,916	593,176
	Honeywell International, Inc.	65,808	2,444,767
	ITT Corp.	16,105	839,876
	L-3 Communications Holdings, Inc.	10,320	828,902
	Lockheed Martin Corp.	28,951	2,260,494
	Northrop Grumman Corp.	29,069	1,504,321
	Precision Castparts Corp.	12,364	1,259,521
	Raytheon Co.	34,926	1,675,400
	Rockwell Collins, Inc.	14,050	713,740
	United Technologies Corp.	83,268	5,073,519
			22,899,963
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	15,018	867,289
	Expeditors International of Washington, Inc.	18,814	661,312
	FedEx Corp.	27,607	2,076,599
	United Parcel Service, Inc. Class B	88,302	4,986,414
			8,591,614
	Airlines 0.1%
	Southwest Airlines Co.	65,619	629,942

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	21,374	363,999
	Johnson Controls, Inc.	52,709	1,347,242
			1,711,241
	Automobiles 0.3%
	Ford Motor Co. (a)	284,941	2,054,425
	Harley-Davidson, Inc.	20,645	474,835
			2,529,260
	Beverages 2.5%
	Brown-Forman Corp. Class B	8,620	415,656
	Coca-Cola Co. (The)	204,981	11,007,480
	Coca-Cola Enterprises, Inc.	28,139	602,456
	Constellation Brands, Inc. Class A (a)	17,243	261,231
	Dr. Pepper Snapple Group, Inc. (a)	22,506	647,047
	Molson Coors Brewing Co. Class B	13,151	640,191
	Pepsi Bottling Group, Inc. (The)	11,929	434,693
	PepsiCo, Inc.	137,591	8,071,088
			22,079,842
	Biotechnology 1.6%
	Amgen, Inc. (a)	89,620	5,397,813
	Biogen Idec, Inc. (a)	25,548	1,290,685
	Celgene Corp. (a)	40,650	2,272,335
	Cephalon, Inc. (a)	6,531	380,365
	Genzyme Corp. (a)	24,003	1,361,690
	Gilead Sciences, Inc. (a)	80,272	3,739,070
			14,441,958
	Building Products 0.0%‡
	Masco Corp.	31,937	412,626

	Capital Markets 2.8%
	Ameriprise Financial, Inc.	22,562	819,678
	Bank of New York Mellon Corp. (The)	105,801	3,067,171
	Charles Schwab Corp. (The)	82,909	1,587,707
	E*TRADE Financial Corp. (a)	89,735	157,036
	Federated Investors, Inc. Class B	8,042	212,068
	Franklin Resources, Inc.	13,431	1,351,159
	Goldman Sachs Group, Inc. (The)	45,220	8,336,307
	Invesco, Ltd.	35,983	818,973
	Janus Capital Group, Inc.	15,840	224,611
	Legg Mason, Inc.	12,997	403,297
	Morgan Stanley	119,634	3,694,298
	Northern Trust Corp.	21,173	1,231,422
	State Street Corp.	43,714	2,299,356
	T. Rowe Price Group, Inc.	22,942	1,048,449
			25,251,532
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	18,590	1,442,212
	Airgas, Inc.	7,213	348,893
	CF Industries Holdings, Inc.	4,305	371,220
	Dow Chemical Co. (The)	101,155	2,637,111
	E.I. du Pont de Nemours & Co.	80,052	2,572,871
	Eastman Chemical Co.	6,435	344,530
	Ecolab, Inc.	20,061	927,420
	FMC Corp.	6,460	363,375
	International Flavors & Fragrances, Inc.	6,975	264,562
	Monsanto Co.	48,322	3,740,123
	PPG Industries, Inc.	14,565	847,829
	Praxair, Inc.	27,374	2,236,182
	Sigma-Aldrich Corp.	11,147	601,715
			16,698,043
	Commercial Banks 2.6%
	BB&T Corp.	60,183	1,639,385
	Comerica, Inc.	13,347	396,006
	Fifth Third Bancorp	70,374	712,889
	First Horizon National Corp. (a)	19,659	260,092
	Huntington Bancshares, Inc.	47,302	222,792
	KeyCorp	76,413	496,685
	M&T Bank Corp.	7,238	451,072
	Marshall & Ilsley Corp.	31,088	250,880
	PNC Financial Services Group, Inc.	40,747	1,979,897
	Regions Financial Corp.	102,045	633,699
	SunTrust Banks, Inc.	44,135	995,244
	U.S. Bancorp	167,831	3,668,786
	Wells Fargo & Co.	413,210	11,644,258
	Zions Bancorp	10,730	192,818
			23,544,503
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	9,385	337,954
	Cintas Corp.	11,658	353,354
	Iron Mountain, Inc. (a)	15,919	424,400
	Pitney Bowes, Inc.	18,283	454,333
	R.R. Donnelley & Sons Co.	18,187	386,656
	Republic Services, Inc.	28,476	756,607
	Stericycle, Inc. (a)	7,596	368,026
	Waste Management, Inc.	43,511	1,297,498
			4,378,828
	Communications Equipment 2.5%
	Ciena Corp. (a)	7,766	126,431
	Cisco Systems, Inc. (a)	510,721	12,022,372
	Harris Corp.	11,966	449,922
	JDS Uniphase Corp. (a)	21,505	152,901
	Juniper Networks, Inc. (a)	46,868	1,266,373
	Motorola, Inc.	200,880	1,725,559
	QUALCOMM, Inc.	147,033	6,613,544
	Tellabs, Inc. (a)	37,004	256,068
			22,613,170
	Computers & Peripherals 5.2%
¤	Apple, Inc. (a)	79,236	14,687,977
	Dell, Inc. (a)	153,607	2,344,043
	EMC Corp. (a)	178,616	3,043,617
	Hewlett-Packard Co.	209,724	9,901,070
¤	International Business Machines Corp.	115,949	13,868,660
	Lexmark International, Inc. Class A (a)	7,313	157,522
	NetApp, Inc. (a)	29,251	780,417
	QLogic Corp. (a)	10,778	185,382
	SanDisk Corp. (a)	20,048	435,041
	Sun Microsystems, Inc. (a)	65,428	594,740
	Teradata Corp. (a)	15,645	430,550
	Western Digital Corp. (a)	19,722	720,445
			47,149,464
	Construction & Engineering 0.2%
	Fluor Corp.	16,115	819,448
	Jacobs Engineering Group, Inc. (a)	10,894	500,579
	Quanta Services, Inc. (a)	17,251	381,765
			1,701,792
	Construction Materials 0.1%
	Vulcan Materials Co.	10,769	582,280

	Consumer Finance 0.7%
	American Express Co.	105,129	3,563,873
	Capital One Financial Corp.	39,660	1,417,052
	Discover Financial Services	47,418	769,594
	SLM Corp. (a)	43,417	378,596
			6,129,115
	Containers & Packaging 0.2%
	Ball Corp.	8,396	413,083
	Bemis Co., Inc.	8,786	227,645
	Owens-Illinois, Inc. (a)	14,808	546,415
	Pactiv Corp. (a)	12,182	317,341
	Sealed Air Corp.	14,001	274,840
			1,779,324
	Distributors 0.1%
	Genuine Parts Co.	14,145	538,359

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (a)	11,283	831,219
	DeVry, Inc.	5,446	301,273
	H&R Block, Inc.	30,098	553,201
			1,685,693
	Diversified Financial Services 4.2%
¤	Bank of America Corp.	765,245	12,947,945
	Citigroup, Inc.	1,153,561	5,583,235
	CME Group, Inc.	5,875	1,810,616
	IntercontinentalExchange, Inc. (a)	6,403	622,307
¤	JPMorgan Chase & Co.	347,841	15,242,393
	Leucadia National Corp. (a)	16,337	403,851
	Moody’s Corp.	17,221	352,342
	NASDAQ OMX Group, Inc. (The) (a)	12,038	253,400
	NYSE Euronext	23,546	680,244
			37,896,333
	Diversified Telecommunication Services 2.6%
¤	AT&T, Inc.	521,476	14,085,067
	CenturyTel, Inc.	26,144	878,438
	Frontier Communications Corp.	27,614	208,210
	Qwest Communications International, Inc.	129,856	494,751
	Verizon Communications, Inc.	251,067	7,599,798
	Windstream Corp.	39,007	395,141
			23,661,405
	Electric Utilities 1.9%
	Allegheny Energy, Inc.	14,996	397,694
	American Electric Power Co., Inc.	42,214	1,308,212
	Duke Energy Corp.	113,754	1,790,488
	Edison International	28,908	970,731
	Entergy Corp.	17,366	1,386,849
	Exelon Corp.	58,366	2,896,121
	FirstEnergy Corp.	27,046	1,236,543
	FPL Group, Inc.	36,246	2,001,866
	Northeast Utilities	15,300	363,222
	Pepco Holdings, Inc.	19,151	284,967
	Pinnacle West Capital Corp.	9,284	304,701
	PPL Corp.	33,261	1,009,139
	Progress Energy, Inc.	24,605	961,071
	Southern Co. (The)	70,412	2,229,948
			17,141,552
	Electrical Equipment 0.4%
	Emerson Electric Co.	66,415	2,661,913
	Rockwell Automation, Inc.	12,551	534,673
			3,196,586
	Electronic Equipment & Instruments 0.5%
	Agilent Technologies, Inc. (a)	31,088	865,179
	Amphenol Corp. Class A	15,626	588,788
	Corning, Inc.	137,905	2,111,325
	FLIR Systems, Inc. (a)	13,397	374,714
	Jabil Circuit, Inc.	19,710	264,311
	Molex, Inc.	13,226	276,159
			4,480,476
	Energy Equipment & Services 1.7%
	Baker Hughes, Inc.	27,269	1,163,296
	BJ Services Co.	25,900	503,237
	Cameron International Corp. (a)	19,474	736,507
	Diamond Offshore Drilling, Inc.	6,166	588,976
	ENSCO International, Inc.	12,579	535,111
	FMC Technologies, Inc. (a)	11,167	583,364
	Halliburton Co.	79,243	2,149,070
	Nabors Industries, Ltd. (a)	25,252	527,767
	National Oilwell Varco, Inc. (a)	37,021	1,596,716
	Rowan Cos., Inc.	10,618	244,957
	Schlumberger, Ltd.	106,117	6,324,573
	Smith International, Inc.	19,406	556,952
			15,510,526
	Food & Staples Retailing 2.6%
	Costco Wholesale Corp.	38,278	2,161,176
	CVS Caremark Corp.	128,767	4,602,133
	Kroger Co. (The)	57,897	1,194,994
	Safeway, Inc.	38,120	751,726
	SUPERVALU, Inc.	18,786	282,917
	Sysco Corp.	52,355	1,301,022
	Wal-Mart Stores, Inc.	191,039	9,378,104
	Walgreen Co.	87,810	3,290,241
	Whole Foods Market, Inc. (a)	12,412	378,442
			23,340,755
	Food Products 1.5%
	Archer-Daniels-Midland Co.	56,910	1,662,910
	Campbell Soup Co.	18,344	598,381
	ConAgra Foods, Inc.	39,702	860,739
	Dean Foods Co. (a)	15,657	278,538
	General Mills, Inc.	29,135	1,875,711
	H.J. Heinz Co.	27,894	1,108,787
	Hershey Co. (The)	14,716	571,864
	Hormel Foods Corp.	6,293	223,527
	J.M. Smucker Co. (The)	10,505	556,870
	Kellogg Co.	22,320	1,098,814
	Kraft Foods, Inc. Class A	130,307	3,423,165
	McCormick & Co., Inc.	11,529	391,294
	Sara Lee Corp.	62,798	699,570
	Tyson Foods, Inc. Class A	26,782	338,257
			13,688,427
	Gas Utilities 0.1%
	EQT Corp.	11,609	494,543
	Nicor, Inc.	4,156	152,068
	Questar Corp.	15,383	577,786
			1,224,397
	Health Care Equipment & Supplies 1.8%
	Baxter International, Inc.	53,588	3,055,052
	Becton, Dickinson & Co.	21,258	1,482,745
	Boston Scientific Corp. (a)	133,180	1,410,376
	C.R. Bard, Inc.	8,813	692,790
	CareFusion Corp. (a)	15,952	347,754
	DENTSPLY International, Inc.	13,218	456,550
	Hospira, Inc. (a)	14,150	631,090
	Intuitive Surgical, Inc. (a)	3,352	879,062
	Medtronic, Inc.	99,292	3,653,946
	St. Jude Medical, Inc. (a)	30,511	1,190,234
	Stryker Corp.	24,966	1,134,205
	Varian Medical Systems, Inc. (a)	11,015	464,062
	Zimmer Holdings, Inc. (a)	19,052	1,018,329
			16,416,195
	Health Care Providers & Services 1.9%
	Aetna, Inc.	39,643	1,103,265
	AmerisourceBergen Corp.	26,772	599,157
	Cardinal Health, Inc.	31,906	855,081
	CIGNA Corp.	24,401	685,424
	Coventry Health Care, Inc. (a)	13,112	261,716
	DaVita, Inc. (a)	9,209	521,598
	Express Scripts, Inc. (a)	23,983	1,860,601
	Humana, Inc. (a)	14,962	558,083
	Laboratory Corp. of America Holdings (a)	9,580	629,406
	McKesson Corp.	24,070	1,433,368
	Medco Health Solutions, Inc. (a)	42,771	2,365,664
	Patterson Cos., Inc. (a)	8,501	231,652
	Quest Diagnostics, Inc.	13,255	691,778
	Tenet Healthcare Corp. (a)	38,649	227,256
	UnitedHealth Group, Inc.	102,818	2,574,563
	WellPoint, Inc. (a)	42,978	2,035,438
			16,634,050
	Health Care Technology 0.0%‡
	IMS Health, Inc.	16,133	247,642

	Hotels, Restaurants & Leisure 1.4%
	Carnival Corp.	38,765	1,290,099
	Darden Restaurants, Inc.	12,303	419,901
	International Game Technology	26,136	561,401
	Marriott International, Inc. Class A	22,234	613,436
	McDonald’s Corp.	96,531	5,509,024
	Starbucks Corp. (a)	65,245	1,347,309
	Starwood Hotels & Resorts Worldwide, Inc.	16,213	535,516
	Wyndham Worldwide Corp.	15,736	256,812
	Wynn Resorts, Ltd. (a)	5,601	397,055
	Yum! Brands, Inc.	41,013	1,384,599
			12,315,152
	Household Durables 0.3%
	Black & Decker Corp.	5,332	246,818
	D.R. Horton, Inc.	25,377	289,552
	Fortune Brands, Inc.	13,298	571,548
	Harman International Industries, Inc.	6,127	207,583
	KB Home	7,272	120,788
	Leggett & Platt, Inc.	14,634	283,900
	Lennar Corp. Class A	12,630	179,977
	Newell Rubbermaid, Inc.	25,766	404,268
	Pulte Homes, Inc.	30,512	335,327
	Whirlpool Corp.	6,518	455,999
			3,095,760
	Household Products 2.4%
	Clorox Co. (The)	12,303	723,662
	Colgate-Palmolive Co.	44,162	3,368,677
	Kimberly-Clark Corp.	36,706	2,164,920
¤	Procter & Gamble Co. (The)	258,180	14,953,786
			21,211,045

	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	59,728	885,169
	Constellation Energy Group, Inc.	17,661	571,687
	Dynegy, Inc. Class A (a)	46,704	119,095
			1,575,951
	Industrial Conglomerates 2.3%
	3M Co.	61,444	4,534,567
¤	General Electric Co.	939,958	15,434,111
	Textron, Inc.	23,048	437,451
			20,406,129
	Insurance 2.4%
	Aflac, Inc.	41,346	1,767,128
	Allstate Corp. (The)	47,550	1,455,981
	American International Group, Inc. (a)	11,929	526,188
	Aon Corp.	24,526	997,963
	Assurant, Inc.	10,434	334,514
	Chubb Corp. (The)	31,137	1,569,616
	Cincinnati Financial Corp.	14,406	374,412
	Genworth Financial, Inc. Class A	39,973	477,677
	Hartford Financial Services Group, Inc. (The)	33,997	900,921
	Lincoln National Corp.	26,176	678,220
	Loews Corp.	32,102	1,099,494
	Marsh & McLennan Cos., Inc.	45,544	1,126,303
	MBIA, Inc. (a)	15,265	118,456
	MetLife, Inc.	72,780	2,770,735
	Principal Financial Group, Inc.	27,446	751,746
	Progressive Corp. (The) (a)	59,924	993,540
	Prudential Financial, Inc.	40,983	2,045,462
	Torchmark Corp.	7,326	318,168
	Travelers Cos., Inc. (The)	50,202	2,471,445
	Unum Group	29,376	629,821
	XL Capital, Ltd. Class A	30,414	531,028
			21,938,818
	Internet & Catalog Retail 0.4%
	Amazon.com, Inc. (a)	29,409	2,745,624
	Expedia, Inc. (a)	19,432	465,397
			3,211,021
	Internet Software & Services 1.7%
	Akamai Technologies, Inc. (a)	15,407	303,210
	eBay, Inc. (a)	99,300	2,344,473
	Google, Inc. Class A (a)	21,241	10,532,350
	VeriSign, Inc. (a)	17,223	408,013
	Yahoo!, Inc. (a)	105,512	1,879,168
			15,467,214
	IT Services 1.0%
	Affiliated Computer Services, Inc. Class A (a)	8,654	468,787
	Automatic Data Processing, Inc.	44,415	1,745,510
	Cognizant Technology Solutions Corp. Class A (a)	25,821	998,240
	Computer Sciences Corp. (a)	13,439	708,370
	Convergys Corp. (a)	11,536	114,668
	Fidelity National Information Services, Inc.	16,845	429,716
	Fiserv, Inc. (a)	13,786	664,485
	Mastercard, Inc. Class A	8,325	1,682,899
	Paychex, Inc.	28,489	827,605
	Total System Services, Inc.	17,461	281,297
	Western Union Co. (The)	62,094	1,174,818
			9,096,395
	Leisure Equipment & Products 0.1%
	Eastman Kodak Co.	27,029	129,199
	Hasbro, Inc.	10,978	304,639
	Mattel, Inc.	31,791	586,862
			1,020,700
	Life Sciences Tools & Services 0.4%
	Life Technologies Corp. (a)	15,284	711,470
	Millipore Corp. (a)	4,899	344,547
	PerkinElmer, Inc.	11,146	214,449
	Thermo Fisher Scientific, Inc. (a)	36,102	1,576,574
	Waters Corp. (a)	8,742	488,328
			3,335,368
	Machinery 1.4%
	Caterpillar, Inc.	54,954	2,820,789
	Cummins, Inc.	17,864	800,486
	Danaher Corp.	22,663	1,525,673
	Deere & Co.	37,476	1,608,470
	Dover Corp.	16,499	639,501
	Eaton Corp.	14,626	827,685
	Flowserve Corp.	5,021	494,769
	Illinois Tool Works, Inc.	34,132	1,457,778
	PACCAR, Inc.	32,174	1,213,281
	Pall Corp.	10,478	338,230
	Parker Hannifin Corp.	14,302	741,416
	Snap-On, Inc.	5,259	182,803
	Stanley Works (The)	6,987	298,275
			12,949,156
	Media 2.4%
	CBS Corp. Class B	60,340	727,097
	Comcast Corp. Class A	255,575	4,316,662
	DIRECTV Group, Inc. (The) (a)	39,763	1,096,664
	Gannett Co., Inc.	21,230	265,587
	Interpublic Group of Cos., Inc. (The) (a)	43,728	328,835
	McGraw-Hill Cos., Inc. (The)	27,901	701,431
	Meredith Corp.	3,629	108,652
	New York Times Co. (The) Class A	10,892	88,443
	News Corp. Class A	198,866	2,384,403
	Omnicom Group, Inc.	27,576	1,018,658
	Scripps Networks Interactive Class A	7,996	295,452
	Time Warner Cable, Inc.	31,307	1,349,019
	Time Warner, Inc.	106,169	3,055,544
	Viacom, Inc. Class B (a)	53,597	1,502,860
	Walt Disney Co. (The)	164,179	4,508,355
	Washington Post Co. Class B	530	248,082
			21,995,744
	Metals & Mining 0.9%
	AK Steel Holding Corp.	10,549	208,132
	Alcoa, Inc.	86,268	1,131,836
	Allegheny Technologies, Inc.	9,009	315,225
	Freeport-McMoRan Copper & Gold, Inc. Class B	36,482	2,503,030
	Newmont Mining Corp.	43,472	1,913,637
	Nucor Corp.	27,850	1,309,229
	Titanium Metals Corp.	7,974	76,471
	United States Steel Corp.	12,401	550,232
			8,007,792
	Multi-Utilities 1.2%
	Ameren Corp.	18,610	470,461
	CenterPoint Energy, Inc.	30,244	375,933
	CMS Energy Corp.	20,531	275,115
	Consolidated Edison, Inc.	24,269	993,573
	Dominion Resources, Inc.	52,202	1,800,969
	DTE Energy Corp.	14,454	507,914
	Integrys Energy Group, Inc.	7,051	253,060
	NiSource, Inc.	25,335	351,903
	PG&E Corp.	32,473	1,314,832
	Public Service Enterprise Group, Inc.	44,903	1,411,750
	SCANA Corp.	10,476	365,612
	Sempra Energy	21,604	1,076,095
	TECO Energy, Inc.	19,369	272,716
	Wisconsin Energy Corp.	10,374	468,594
	Xcel Energy, Inc.	39,796	765,675
			10,704,202
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	7,726	193,305
	Family Dollar Stores, Inc.	12,396	327,254
	J.C. Penney Co., Inc.	20,875	704,531
	Kohl's Corp. (a)	27,030	1,542,061
	Macy's, Inc.	37,314	682,473
	Nordstrom, Inc.	14,104	430,736
	Sears Holdings Corp. (a)	4,976	324,983
	Target Corp.	66,797	3,118,084
			7,323,427
	Office Electronics 0.1%
	Xerox Corp.	76,776	594,246
	Oil, Gas & Consumable Fuels 9.0%
	Anadarko Petroleum Corp.	43,388	2,721,729
	Apache Corp.	29,686	2,726,065
	Cabot Oil & Gas Corp.	9,168	327,756
	Chesapeake Energy Corp.	56,755	1,611,842
	Chevron Corp.	177,178	12,478,647
	ConocoPhillips	130,940	5,913,250
	CONSOL Energy, Inc.	16,079	725,324
	Denbury Resources, Inc. (a)	22,056	333,707
	Devon Energy Corp.	39,185	2,638,326
	El Paso Corp.	62,214	642,049
	EOG Resources, Inc.	22,127	1,847,826
¤	ExxonMobil Corp.	425,078	29,164,602
	Hess Corp.	25,118	1,342,808
	Marathon Oil Corp.	62,587	1,996,525
	Massey Energy Co.	7,454	207,892
	Murphy Oil Corp.	16,899	972,875
	Noble Energy, Inc.	15,323	1,010,705
	Occidental Petroleum Corp.	71,850	5,633,040
	Peabody Energy Corp.	23,650	880,253
	Pioneer Natural Resources Co.	10,460	379,593
	Range Resources Corp.	13,769	679,638
	Southwestern Energy Co. (a)	30,454	1,299,777
	Spectra Energy Corp.	57,219	1,083,728
	Sunoco, Inc.	10,369	294,998
	Tesoro Corp.	12,906	193,332
	Valero Energy Corp.	49,222	954,415
	Williams Cos., Inc.	51,313	916,963
	XTO Energy, Inc.	51,154	2,113,683
			81,091,348
	Paper & Forest Products 0.2%
	International Paper Co.	37,899	842,495
	MeadWestvaco Corp.	15,153	338,063
	Weyerhaeuser Co.	18,746	687,041
			1,867,599
	Personal Products 0.2%
	Avon Products, Inc.	37,819	1,284,333
	Estee Lauder Cos., Inc. (The) Class A	10,265	380,626
			1,664,959
	Pharmaceuticals 6.4%
	Abbott Laboratories	137,026	6,778,676
	Allergan, Inc.	27,284	1,548,640
	Bristol-Myers Squibb Co.	175,631	3,955,210
	Eli Lilly & Co.	89,959	2,971,346
	Forest Laboratories, Inc. (a)	26,738	787,167
¤	Johnson & Johnson	243,552	14,829,881
	King Pharmaceuticals, Inc. (a)	22,510	242,433
	Merck & Co., Inc.	186,712	5,905,700
	Mylan, Inc. (a)	27,030	432,750
	Pfizer, Inc.	596,418	9,870,718
	Schering-Plough Corp.	144,172	4,072,859
	Watson Pharmaceuticals, Inc. (a)	9,478	347,274
	Wyeth	118,110	5,737,784
			57,480,438
	Professional Services 0.1%
	Dun & Bradstreet Corp.	4,792	360,933
	Equifax, Inc.	11,206	326,543
	Monster Worldwide, Inc. (a)	11,513	201,247
	Robert Half International, Inc.	13,788	344,976
			1,233,699
	Real Estate Investment Trusts 1.0%
	Apartment Investment & Management Co. Class A	10,366	152,899
	AvalonBay Communities, Inc.	6,822	496,164
	Boston Properties, Inc.	12,051	789,943
	Equity Residential	24,122	740,545
	HCP, Inc.	25,417	730,485
	Health Care REIT, Inc.	9,591	399,177
	Host Hotels & Resorts, Inc.	52,480	617,690
	Kimco Realty Corp.	33,290	434,102
	Plum Creek Timber Co., Inc.	14,825	454,238
	ProLogis	37,108	442,327
	Public Storage	11,995	902,504
	Simon Property Group, Inc.	24,954	1,732,556
	Ventas, Inc.	13,867	533,879
	Vornado Realty Trust	13,919	896,523
			9,323,032
	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. Class A (a)	20,774	243,887
	Forestar Real Estate Group, Inc. (a)	1	17
			243,904
	Road & Rail 0.8%
	Burlington Northern Santa Fe Corp.	23,158	1,848,703
	CSX Corp.	35,015	1,465,728
	Norfolk Southern Corp.	32,870	1,417,026
	Ryder System, Inc.	5,209	203,463
	Union Pacific Corp.	44,554	2,599,726
			7,534,646
	Semiconductors & Semiconductor Equipment 2.4%
	Advanced Micro Devices, Inc. (a)	49,750	281,585
	Altera Corp.	26,405	541,567
	Analog Devices, Inc.	25,834	712,502
	Applied Materials, Inc.	119,092	1,595,833
	Broadcom Corp. Class A (a)	37,809	1,160,358
	Intel Corp.	494,439	9,676,171
	KLA-Tencor Corp.	14,969	536,788
	Linear Technology Corp.	19,669	543,454
	LSI Corp. (a)	59,221	325,123
	MEMC Electronic Materials, Inc. (a)	19,921	331,286
	Microchip Technology, Inc.	16,131	427,471
	Micron Technology, Inc. (a)	74,973	614,779
	National Semiconductor Corp.	17,040	243,161
	Novellus Systems, Inc. (a)	8,666	181,813
	NVIDIA Corp. (a)	47,576	715,067
	Teradyne, Inc. (a)	16,420	151,885
	Texas Instruments, Inc.	113,482	2,688,389
	Xilinx, Inc.	24,288	568,825
			21,296,057
	Software 3.7%
	Adobe Systems, Inc. (a)	46,366	1,531,933
	Autodesk, Inc. (a)	20,053	477,261
	BMC Software, Inc. (a)	16,661	625,287
	CA, Inc.	34,920	767,891
	Citrix Systems, Inc. (a)	16,107	631,878
	Compuware Corp. (a)	21,932	160,762
	Electronic Arts, Inc. (a)	28,451	541,992
	Intuit, Inc. (a)	28,376	808,716
	McAfee, Inc. (a)	13,512	591,690
¤	Microsoft Corp.	685,700	17,752,773
	Novell, Inc. (a)	31,342	141,352
	Oracle Corp.	345,459	7,199,366
	Red Hat, Inc. (a)	16,818	464,849
	Salesforce.com, Inc. (a)	9,280	528,310
	Symantec Corp. (a)	73,009	1,202,458
			33,426,518
	Specialty Retail 1.8%
	Abercrombie & Fitch Co. Class A	7,716	253,702
	AutoNation, Inc. (a)	10,363	187,363
	AutoZone, Inc. (a)	2,852	417,019
	Bed Bath & Beyond, Inc. (a)	23,026	864,396
	Best Buy Co., Inc.	29,944	1,123,499
	GameStop Corp. Class A (a)	14,525	384,477
	Gap, Inc. (The)	41,265	883,071
	Home Depot, Inc. (The)	150,366	4,005,750
	Limited Brands, Inc.	24,032	408,304
	Lowe’s Cos., Inc.	129,959	2,721,342
	O’Reilly Automotive, Inc. (a)	11,981	432,993
	Office Depot, Inc. (a)	26,549	175,754
	RadioShack Corp.	11,097	183,877
	Sherwin-Williams Co. (The)	8,716	524,355
	Staples, Inc.	63,233	1,468,270
	Tiffany & Co.	10,916	420,594
	TJX Cos., Inc.	36,887	1,370,352
			15,825,118

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	28,117	925,612
NIKE, Inc. Class B	34,407	2,226,133
Polo Ralph Lauren Corp.	4,981	381,644
VF Corp.	7,806	565,388
		4,098,777
Thrifts & Mortgage Finance 0.1%
Guaranty Financial Group, Inc. (a)	1	0	(b)
Hudson City Bancorp, Inc.	41,720	548,618
People's United Financial, Inc.	30,852	480,057
		1,028,675
Tobacco 1.5%
Altria Group, Inc.	182,732	3,254,457
Lorillard, Inc.	14,932	1,109,448
Philip Morris International, Inc.	171,105	8,339,658
Reynolds American, Inc.	14,999	667,755
		13,371,318
Trading Companies & Distributors 0.1%
Fastenal Co.	11,444	442,883
W.W. Grainger, Inc.	5,508	492,195
		935,078
Wireless Telecommunication Services 0.3%
American Tower Corp. Class A (a)	35,210	1,281,644
MetroPCS Communications, Inc. (a)	22,380	209,477
Sprint Nextel Corp. (a)	253,336	1,000,677
		2,491,798
Total Common Stocks (Cost $630,948,081)		825,947,977	(c)

	Principal Amount	Value
Short-Term Investments 8.1%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $75,294 (Collateralized by a United States Treasury Bill with a rate of 0.119% and a maturity date of 12/31/09, with a Principal Amount of $80,000 and a Market Value of $79,976)	$75,294	75,294

Total Repurchase Agreement (Cost $75,294)		75,294

U.S. Government 8.1%
United States Treasury Bills
0.014%, due 10/8/09 (d)	2,400,000	2,399,993
0.037%, due 10/22/09 (d)(e)	6,000,000	5,999,868
0.092%, due 1/7/10 (d)	62,600,000	62,584,350
0.103%, due 1/21/10 (d)(e)	2,000,000	1,999,366

Total U.S. Government (Cost $72,989,586)		72,983,577

Total Short-Term Investments (Cost $73,064,880)		73,058,871

Total Investments (Cost $704,012,961) (g)	100.0%	899,006,848
Cash and Other Assets,
Less Liabilities	0.0 ‡	358,444
Net Assets	100.0%	$899,365,292

	Contracts Long	Unrealized Appreciation	(f)
Futures Contracts 0.0%‡
Standard & Poor's 500 Index Mini December 2009	1,383	$5,743

Total Futures Contracts (Settlement Value $72,808,035) (c)		$5,743

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Less than one dollar.
(c)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2009.
(g)	At September 30, 2009, cost is $723,379,375 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$297,261,527
Gross unrealized depreciation	(121,634,054)
Net unrealized appreciation	$175,627,473

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$22,899,963	$—	$—	$22,899,963
Air Freight & Logistics	8,591,614	—	—	8,591,614
Airlines	629,942	—	—	629,942
Auto Components	1,711,241	—	—	1,711,241
Automobiles	2,529,260	—	—	2,529,260
Beverages	22,079,842	—	—	22,079,842
Biotechnology	14,441,958	—	—	14,441,958
Building Products	412,626	—	—	412,626
Capital Markets	25,251,532	—	—	25,251,532
Chemicals	16,698,043	—	—	16,698,043
Commercial Banks	23,544,503	—	—	23,544,503
Commercial Services & Supplies	4,378,828	—	—	4,378,828
Communications Equipment	22,613,170	—	—	22,613,170
Computers & Peripherals	47,149,464	—	—	47,149,464
Construction & Engineering	1,701,792	—	—	1,701,792
Construction Materials	582,280	—	—	582,280
Consumer Finance	6,129,115	—	—	6,129,115
Containers & Packaging	1,779,324	—	—	1,779,324
Distributors	538,359	—	—	538,359
Diversified Consumer Services	1,685,693	—	—	1,685,693
Diversified Financial Services	37,896,333	—	—	37,896,333
Diversified Telecommunication Services	23,661,405	—	—	23,661,405
Electric Utilities	17,141,552	—	—	17,141,552
Electrical Equipment	3,196,586	—	—	3,196,586
Electronic Equipment & Instruments	4,480,476	—	—	4,480,476
Energy Equipment & Services	15,510,526	—	—	15,510,526
Food & Staples Retailing	23,340,755	—	—	23,340,755
Food Products	13,688,427	—	—	13,688,427
Gas Utilities	1,224,397	—	—	1,224,397
Health Care Equipment & Supplies	16,416,195	—	—	16,416,195
Health Care Providers & Services	16,634,050	—	—	16,634,050
Health Care Technology	247,642	—	—	247,642
Hotels, Restaurants & Leisure	12,315,152	—	—	12,315,152
Household Durables	3,095,760	—	—	3,095,760
Household Products	21,211,045	—	—	21,211,045
Independent Power Producers & Energy Traders	1,575,951	—	—	1,575,951
Industrial Conglomerates	20,406,129	—	—	20,406,129
Insurance	21,938,818	—	—	21,938,818
Internet & Catalog Retail	3,211,021	—	—	3,211,021
Internet Software & Services	15,467,214	—	—	15,467,214
IT Services	9,096,395	—	—	9,096,395
Leisure Equipment & Products	1,020,700	—	—	1,020,700
Life Sciences Tools & Services	3,335,368	—	—	3,335,368
Machinery	12,949,156	—	—	12,949,156
Media	21,995,744	—	—	21,995,744
Metals & Mining	8,007,792	—	—	8,007,792
Multi-Utilities	10,704,202	—	—	10,704,202
Multiline Retail	7,323,427	—	—	7,323,427
Office Electronics	594,246	—	—	594,246
Oil, Gas & Consumable Fuels	81,091,348	—	—	81,091,348
Paper & Forest Products	1,867,599	—	—	1,867,599
Personal Products	1,664,959	—	—	1,664,959
Pharmaceuticals	57,480,438	—	—	57,480,438
Professional Services	1,233,699	—	—	1,233,699
Real Estate Investment Trusts	9,323,032	—	—	9,323,032
Real Estate Management & Development	243,904	—	—	243,904
Road & Rail	7,534,646	—	—	7,534,646
Semiconductors & Semiconductor Equipment	21,296,057	—	—	21,296,057
Software	33,426,518	—	—	33,426,518
Specialty Retail	15,825,118	—	—	15,825,118
Textiles, Apparel & Luxury Goods	4,098,777	—	—	4,098,777
Thrifts & Mortgage Finance	1,028,675	—	—	1,028,675
Tobacco	13,371,318	—	—	13,371,318
Trading Companies & Distributors	935,078	—	—	935,078
Wireless Telecommunication Services	2,491,798	—	—	2,491,798
Total Common Stocks	825,947,977	—	—	825,947,977
Short-Term Investments
Repurchase Agreement	—	75,294	—	75,294
U.S. Government	—	72,983,577	—	72,983,577
Total Short-Term Investments	—	73,058,871	—	73,058,871
Futures Contracts (a)	—	5,743	—	5,743
Total	$825,947,977	$73,064,614	$—	$899,012,591

(a)	The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Small Cap Growth Portfolio
Portfolio of Investments September 30, 2009 unaudited
		Shares	Value
	Common Stocks 95.9%†
	Aerospace & Defense 3.0%
	Alliant Techsystems, Inc. (a)	19,550	$1,521,967
	Curtiss-Wright Corp.	31,850	1,087,041
	Hexcel Corp. (a)	61,650	705,276
			3,314,284
	Auto Components 0.7%
	WABCO Holdings, Inc.	36,450	765,450

	Biotechnology 1.5%
	Alkermes, Inc. (a)	113,150	1,039,849
	Onyx Pharmaceuticals, Inc. (a)	21,800	653,346
			1,693,195
	Building Products 0.5%
	Masco Corp.	43,850	566,542

	Capital Markets 3.4%
	Federated Investors, Inc. Class B	58,700	1,547,919
¤	Waddell & Reed Financial, Inc. Class A	76,250	2,169,312
			3,717,231
	Chemicals 4.8%
	International Flavors & Fragrances, Inc.	29,450	1,117,039
	Methanex Corp.	81,300	1,407,303
	Nalco Holding Co.	88,250	1,808,242
	Sensient Technologies Corp.	33,800	938,626
			5,271,210
	Commercial Banks 2.1%
	Investors Bancorp, Inc. (a)	113,800	1,207,418
	UMB Financial Corp.	26,700	1,079,748
			2,287,166
	Commercial Services & Supplies 0.7%
	Copart, Inc. (a)	23,400	777,114

	Communications Equipment 1.8%
	3Com Corp. (a)	165,300	864,519
	ADC Telecommunications, Inc. (a)	126,450	1,054,593
			1,919,112
	Construction & Engineering 0.9%
	Quanta Services, Inc. (a)	45,000	995,850

	Containers & Packaging 2.5%
¤	Silgan Holdings, Inc.	51,100	2,694,502

	Distributors 1.9%
	Genuine Parts Co.	53,200	2,024,792

	Diversified Consumer Services 1.3%
	Service Corp. International	196,050	1,374,311

	Electric Utilities 2.8%
	DPL, Inc.	54,150	1,413,315
	Westar Energy, Inc.	86,700	1,691,517
			3,104,832
	Electronic Equipment & Instruments 1.5%
	DTS, Inc. (a)	58,877	1,612,052

	Energy Equipment & Services 3.1%
	Cal Dive International, Inc. (a)	156,300	1,545,807
	Lufkin Industries, Inc.	10,700	569,026
	SEACOR Holdings, Inc. (a)	15,350	1,253,021
			3,367,854
	Food Products 0.9%
	Corn Products International, Inc.	35,000	998,200

	Gas Utilities 1.9%
	ONEOK, Inc.	57,800	2,116,636

	Health Care Equipment & Supplies 6.1%
	Gen-Probe, Inc. (a)	16,200	671,328
	Haemonetics Corp. (a)	21,450	1,203,774
	Inverness Medical Innovations, Inc. (a)	37,500	1,452,375
	SonoSite, Inc. (a)	70,050	1,853,523
	Teleflex, Inc.	30,550	1,475,870
			6,656,870
	Health Care Providers & Services 2.9%
	Bio-Reference Laboratories, Inc. (a)	26,511	911,978
¤	DaVita, Inc. (a)	39,350	2,228,784
			3,140,762
	Hotels, Restaurants & Leisure 0.8%
	Multimedia Games, Inc. (a)	13,284	68,014
	Panera Bread Co. Class A (a)	14,600	803,000
			871,014
	Household Durables 5.2%
	KB Home	124,650	2,070,436
	Ryland Group, Inc. (The)	68,750	1,448,563
¤	Tupperware Brands Corp.	55,700	2,223,544
			5,742,543
	Household Products 1.2%
	Church & Dwight Co., Inc.	22,550	1,279,487

	Insurance 7.1%
	Arthur J. Gallagher & Co.	75,300	1,835,061
	Hanover Insurance Group, Inc.	39,350	1,626,335
¤	Platinum Underwriters Holdings, Ltd.	60,900	2,182,656
	Validus Holdings, Ltd.	82,950	2,140,110
			7,784,162
	Internet Software & Services 0.4%
	Akamai Technologies, Inc. (a)	20,200	397,536

	IT Services 1.5%
	NeuStar, Inc. Class A (a)	73,400	1,658,840

	Life Sciences Tools & Services 1.0%
	Mettler-Toledo International, Inc. (a)	11,500	1,041,785

	Machinery 3.3%
	Actuant Corp. Class A	47,100	756,426
	Kaydon Corp.	15,100	489,542
	Kennametal, Inc.	51,350	1,263,723
	Wabtec Corp.	28,100	1,054,593
			3,564,284
	Multi-Utilities 4.3%
	CMS Energy Corp.	97,500	1,306,500
	NSTAR	45,000	1,431,900
	Vectren Corp.	85,500	1,969,920
			4,708,320
	Oil, Gas & Consumable Fuels 1.0%
	Southern Union Co.	53,950	1,121,621

	Pharmaceuticals 2.3%
	Auxilium Pharmaceuticals, Inc. (a)	8,900	304,469
¤	Endo Pharmaceuticals Holdings, Inc. (a)	99,900	2,260,737
			2,565,206
	Professional Services 1.5%
	FTI Consulting, Inc. (a)	8,100	345,141
	IHS, Inc. Class A (a)	25,950	1,326,824
			1,671,965
	Real Estate Investment Trusts 2.0%
¤	Ventas, Inc.	56,200	2,163,700

	Road & Rail 1.3%
	Genesee & Wyoming, Inc. Class A (a)	48,300	1,464,456

	Semiconductors & Semiconductor Equipment 1.6%
	MEMC Electronic Materials, Inc. (a)	63,850	1,061,826
	NetLogic Microsystems, Inc. (a)	14,100	634,500
			1,696,326
	Software 4.5%
	Concur Technologies, Inc. (a)	4,300	170,968
	Solera Holdings, Inc.	46,700	1,452,837
¤	Sybase, Inc. (a)	64,100	2,493,490
	THQ, Inc. (a)	111,700	764,028
			4,881,323
	Specialty Retail 4.2%
	Aeropostale, Inc. (a)	25,800	1,121,526
	GameStop Corp. Class A (a)	41,350	1,094,534
	Guess?, Inc.	45,500	1,685,320
	PetSmart, Inc.	33,500	728,625
			4,630,005
	Textiles, Apparel & Luxury Goods 1.2%
	Warnaco Group, Inc. (The) (a)	29,100	1,276,326

	Thrifts & Mortgage Finance 4.6%
	First Niagara Financial Group, Inc.	119,700	1,475,901
	Hudson City Bancorp, Inc.	72,800	957,320
¤	Washington Federal, Inc.	153,900	2,594,754
			5,027,975
	Wireless Telecommunication Services 2.6%
	NTELOS Holdings Corp.	59,500	1,050,770
	Syniverse Holdings, Inc. (a)	105,550	1,847,125
			2,897,895
	Total Common Stocks (Cost $104,191,937)		104,842,734

	Exchange Traded Fund 2.0% (b)
¤	iShares Russell 2000 Growth Index Fund	33,650	2,204,412

	Total Exchange Traded Fund (Cost $1,669,842)		2,204,412

Short-Term Investment 3.1%	Principal Amount	Value
Repurchase Agreement 3.1%
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $3,392,513 (Collateralized by a United States Treasury Bill with a rate of 0.119% and a maturity date of 12/31/09, with a Principal Amount of $3,465,000 and a Market Value of $3,463,961)	$3,392,512	3,392,512

Total Short-Term Investment (Cost $3,392,512)		3,392,512

Total Investments (Cost $109,254,291) (c)	101.0%	110,439,658
Liabilities in Excess of
Cash and Other Assets	(1.0)	(1,056,638)
Net Assets	100.0%	$109,383,020

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(c)	At September 30, 2009, cost is $109,581,042 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$5,902,180
Gross unrealized depreciation	(5,043,564)
Net unrealized appreciation	$858,616

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$3,314,284	$—	$—	$3,314,284
Auto Components	765,450	—	—	765,450
Biotechnology	1,693,195	—	—	1,693,195
Building Products	566,542	—	—	566,542
Capital Markets	3,717,231	—	—	3,717,231
Chemicals	5,271,210	—	—	5,271,210
Commercial Banks	2,287,166	—	—	2,287,166
Commercial Services & Supplies	777,114	—	—	777,114
Communications Equipment	1,919,112	—	—	1,919,112
Construction & Engineering	995,850	—	—	995,850
Containers & Packaging	2,694,502	—	—	2,694,502
Distributors	2,024,792	—	—	2,024,792
Diversified Consumer Services	1,374,311	—	—	1,374,311
Electric Utilities	3,104,832	—	—	3,104,832
Electronic Equipment & Instruments	1,612,052	—	—	1,612,052
Energy Equipment & Services	3,367,854	—	—	3,367,854
Food Products	998,200	—	—	998,200
Gas Utilities	2,116,636	—	—	2,116,636
Health Care Equipment & Supplies	6,656,870	—	—	6,656,870
Health Care Providers & Services	3,140,762	—	—	3,140,762
Hotels, Restaurants & Leisure	871,014	—	—	871,014
Household Durables	5,742,543	—	—	5,742,543
Household Products	1,279,487	—	—	1,279,487
Insurance	7,784,162	—	—	7,784,162
Internet Software & Services	397,536	—	—	397,536
IT Services	1,658,840	—	—	1,658,840
Life Sciences Tools & Services	1,041,785	—	—	1,041,785
Machinery	3,564,284	—	—	3,564,284
Multi-Utilities	4,708,320	—	—	4,708,320
Oil, Gas & Consumable Fuels	1,121,621	—	—	1,121,621
Pharmaceuticals	2,565,206	—	—	2,565,206
Professional Services	1,671,965	—	—	1,671,965
Real Estate Investment Trusts	2,163,700	—	—	2,163,700
Road & Rail	1,464,456	—	—	1,464,456
Semiconductors & Semiconductor Equipment	1,696,326	—	—	1,696,326
Software	4,881,323	—	—	4,881,323
Specialty Retail	4,630,005	—	—	4,630,005
Textiles, Apparel & Luxury Goods	1,276,326	—	—	1,276,326
Thrifts & Mortgage Finance	5,027,975	—	—	5,027,975
Wireless Telecommunication Services	2,897,895	—	—	2,897,895
Total Common Stocks	104,842,734	—	—	104,842,734
Exchange Traded Fund	2,204,412	—	—	2,204,412
Short-Term Investment
Repurchase Agreement	—	3,392,512	—	3,392,512
Total Short-Term Investment	—	3,392,512	—	3,392,512
Total	$107,047,146	$3,392,512	$—	$110,439,658

At September 30, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Total Return Portfolio
Portfolio of Investments ††† September 30, 2009 unaudited

	Principal Amount	Value
Long-Term Bonds 32.5%†
Asset-Backed Securities 1.1%
Automobile 0.1%
Superior Wholesale Inventory Financing Trust Series 2007-AE1, Class A 0.343%, due 1/15/12 (a)	$215,000	$213,026

Credit Cards 0.7%
Chase Issuance Trust Series 2006-C4, Class C4 0.533%, due 1/15/14 (a)	780,000	740,399
Citibank Credit Card Issuance Trust Series 2006-C4, Class C4 0.474%, due 1/9/12 (a)	855,000	846,416
Murcie Lago International, Ltd. Series 2006-1X, Class A 0.476%, due 3/27/11 (a)(b)(c)	295,000	290,419
		1,877,234
Diversified Financial Services 0.0%‡
USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (c)(d)	79,687	79,685

	Home Equity 0.3%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (e)	295,000	283,252
	Series 2006-1, Class A3 5.706%, due 7/25/36 (e)	450,000	427,504
			710,756
	Total Asset-Backed Securities (Cost $2,969,590)		2,880,701

	Convertible Bonds 5.1%
	Aerospace & Defense 0.2%
	L-3 Communications Corp. 3.00%, due 8/1/35	292,000	300,760
	Triumph Group, Inc. 2.625%, due 10/1/26	217,000	237,073
			537,833
	Auto Parts & Equipment 0.2%
	BorgWarner, Inc. 3.50%, due 4/15/12	392,000	479,220

	Biotechnology 0.1%
	Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	231,000	243,416

	Coal 0.1%
	Peabody Energy Corp. 4.75%, due 12/15/66	187,000	165,495

	Commercial Services 0.1%
	Alliance Data Systems Corp. 1.75%, due 8/1/13	193,000	186,727
	Coinstar, Inc. 4.00%, due 9/1/14	27,000	29,464
			216,191
	Computers 0.2%
	EMC Corp. 1.75%, due 12/1/11	541,000	655,963

	Diversified Financial Services 0.0%‡
	Janus Capital Group, Inc. 3.25%, due 7/15/14	84,000	105,735

	Electrical Components & Equipment 0.1%
	General Cable Corp. 0.875%, due 11/15/13	206,000	204,198

	Electronics 0.3%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24	323,000	402,942
	Itron, Inc. 2.50%, due 8/1/26	122,000	149,908
	TTM Technologies, Inc. 3.25%, due 5/15/15	201,000	197,231
			750,081
	Energy - Alternate Sources 0.2%
	Covanta Holding Corp. 1.00%, due 2/1/27	637,000	569,319

	Environmental Controls 0.1%
	Waste Connections, Inc. 3.75%, due 4/1/26	231,000	243,416

	Housewares 0.2%
	Newell Rubbermaid, Inc. 5.50%, due 3/15/14	255,000	504,900

	Iron & Steel 0.4%
	Allegheny Technologies 4.25%, due 6/1/14	412,000	491,310
	ArcelorMittal 5.00%, due 5/15/14	131,000	189,786
	Steel Dynamics, Inc. 5.125%, due 6/15/14	134,000	158,790
	United States Steel Corp. 4.00%, due 5/15/14	112,000	178,640
			1,018,526
	Leisure Time 0.2%
	Carnival Corp. 2.00%, due 4/15/21	474,000	505,995

	Mining 0.3%
	Alcoa, Inc. 5.25%, due 3/15/14	141,000	310,905
	Newmont Mining Corp. 1.25%, due 7/15/14	401,000	479,195
			790,100
	Miscellaneous - Manufacturing 0.4%
	Danaher Corp. (zero coupon), due 1/22/21	486,000	484,177
	Ingersoll-Rand Co. 4.50%, due 4/15/12	38,000	69,160
	Textron, Inc. 4.50%, due 5/1/13	296,000	484,330
			1,037,667
	Oil & Gas 0.4%
	Chesapeake Energy Corp. 2.50%, due 5/15/37	506,000	464,887
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	315,000	305,944
	Transocean, Inc. Series A 1.625%, due 12/15/37	425,000	425,000
			1,195,831
	Oil & Gas Services 0.7%
	Cameron International Corp. 2.50%, due 6/15/26	503,000	646,355
	Core Laboratories, L.P. 0.25%, due 10/31/11	444,000	534,465
	Schlumberger, Ltd. Series B 2.125%, due 6/1/23	506,000	794,420
			1,975,240
	Pharmaceuticals 0.4%
	ALZA Corp. (zero coupon), due 7/28/20	523,000	465,470
	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	548,000	643,215
			1,108,685
	Retail 0.1%
	Costco Wholesale Corp. (zero coupon), due 8/19/17	114,000	146,205

	Semiconductors 0.2%
	Microchip Technology, Inc. 2.125%, due 12/15/37	120,000	111,600
	Micron Technology, Inc. 4.25%, due 10/15/13	90,000	161,438
	ON Semiconductor Corp. 2.625%, due 12/15/26	150,000	162,000
	Teradyne, Inc. 4.50%, due 3/15/14	47,000	88,301
			523,339
	Software 0.2%
	Sybase, Inc. 3.50%, due 8/15/29 (d)	305,000	341,219
	SYNNEX Corp. 4.00%, due 5/15/18 (d)	93,000	113,576
			454,795
	Total Convertible Bonds (Cost $13,686,874)		13,432,150

	Corporate Bonds 15.4%
	Aerospace & Defense 0.2%
	L-3 Communications Corp. 5.20%, due 10/15/19 (d)	580,000	581,450

	Agriculture 0.2%
	Cargill, Inc. 4.375%, due 6/1/13 (d)	300,000	306,512
	Lorillard Tobacco Co. 8.125%, due 6/23/19	165,000	187,254
			493,766
	Airlines 0.4%
	Continental Airlines, Inc. 7.875%, due 1/2/20	1,380,972	1,049,539

	Auto Manufacturers 0.3%
	Ford Motor Co. 6.625%, due 10/1/28	1,000,000	720,000
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (d)	180,000	175,279
			895,279
	Auto Parts & Equipment 0.3%
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	800,000	868,000

	Banks 1.7%
	AgriBank FCB 9.125%, due 7/15/19 (d)	570,000	616,463
	BAC Capital Trust VI 5.625%, due 3/8/35	800,000	620,312
	BAC Capital Trust XIV 5.63%, due 12/31/49 (a)	500,000	327,500
	Bank of America Corp.
	6.50%, due 8/1/16	475,000	499,297
	8.00%, due 12/29/49 (a)	1,000,000	889,100
	GMAC LLC 8.00%, due 11/1/31 (d)	928,000	747,040
	USB Capital IX 6.189%, due 4/15/49 (a)	135,000	103,612
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)	800,000	728,000
			4,531,324
	Building Materials 0.9%
	U.S. Concrete, Inc. 8.375%, due 4/1/14	1,300,000	845,000
	USG Corp.
	6.30%, due 11/15/16	630,000	535,500
	9.75%, due 8/1/14 (d)	800,000	836,000
			2,216,500
	Chemicals 0.6%
	Dow Chemical Co. (The)
	5.90%, due 2/15/15	470,000	482,400
	8.55%, due 5/15/19	240,000	269,795
	Huntsman International LLC 7.375%, due 1/1/15	930,000	843,975
			1,596,170
	Commercial Services 0.3%
	Quebecor World, Inc. (Litigation Trust) 9.75%, due 1/15/49 (b)(c)(l)	70,000	3,640
	United Rentals North America, Inc. 7.75%, due 11/15/13	800,000	720,000
			723,640
	Computers 0.3%
	SunGard Data Systems, Inc. 10.25%, due 8/15/15	580,000	591,600
	Unisys Corp. 14.25%, due 9/15/15 (d)	280,000	288,400
			880,000
	Diversified Financial Services 0.3%
	Citigroup, Inc. 8.50%, due 5/22/19	252,500	285,031
	General Electric Capital Corp. 6.875%, due 1/10/39	270,000	282,779
	Merrill Lynch & Co., Inc. 6.05%, due 8/15/12	300,000	319,946
			887,756
	Electric 1.4%
	DTE Energy Co. 7.625%, due 5/15/14	270,000	298,029
	Edison Mission Energy 7.50%, due 6/15/13	900,000	843,750
	Energy Future Holdings Corp. 11.25%, due 11/1/17	1,000,000	660,000
	Entergy Gulf States Louisiana LLC 5.59%, due 10/1/24	1,025,000	1,022,675
	NRG Energy, Inc. 8.50%, due 6/15/19	820,000	821,025
			3,645,479
	Entertainment 0.6%
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13	945,000	781,988
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15	930,000	823,050
			1,605,038
	Environmental Controls 0.2%
	Allied Waste North America, Inc. 7.375%, due 4/15/14	535,000	556,698

	Food 0.3%
	Smithfield Foods, Inc. 7.75%, due 7/1/17	1,000,000	822,500

	Forest Products & Paper 0.3%
	Boise Cascade LLC 7.125%, due 10/15/14	860,000	683,700

	Health Care - Services 0.5%
	CIGNA Corp. 8.50%, due 5/1/19	435,000	499,241
	Highmark, Inc. 6.80%, due 8/15/13 (c)(d)	835,000	870,510
			1,369,751
	Home Builders 0.3%
	K Hovnanian Enterprises, Inc. 11.50%, due 5/1/13	650,000	685,750

	Insurance 0.8%
	American General Finance Corp. 6.90%, due 12/15/17	1,350,000	944,164
	Hartford Life, Inc. 7.65%, due 6/15/27	245,000	230,534
	Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (d)	1,195,000	908,200
			2,082,898
	Lodging 0.4%
	MGM Mirage, Inc. 11.125%, due 11/15/17 (d)	1,000,000	1,092,500

	Media 0.5%
	ION Media Networks, Inc. 9.041%, due 1/15/13 (a)(d)(f)(g)	23,884	299
	Morris Publishing Group LLC 7.00%, due 8/1/13 (f)	49,000	11,270
	Time Warner Cable, Inc. 8.25%, due 2/14/14	680,000	792,416
	Time Warner, Inc. 7.70%, due 5/1/32	485,000	548,432
	Ziff Davis Media, Inc. 8.875%, due 7/15/11 (a)(b)(c)(g)	12,667	3,040
			1,355,457
	Mining 0.3%
	Alcoa, Inc. 5.90%, due 2/1/27	440,000	374,187
	Century Aluminum Co. 7.50%, due 8/15/14	600,000	508,500
			882,687
	Miscellaneous - Manufacturing 0.4%
	RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	1,075,000	1,042,750

	Office Furnishings 0.3%
	Interface, Inc. 11.375%, due 11/1/13 (d)	800,000	868,000

	Oil & Gas 0.7%
	Hilcorp Energy I, L.P./Hilcorp Finance Co. 9.00%, due 6/1/16 (d)	880,000	873,400
	Linn Energy LLC 9.875%, due 7/1/18	755,000	766,325
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	75,000	72,445
			1,712,170
	Oil & Gas Services 0.7%
	Basic Energy Services, Inc. 7.125%, due 4/15/16	1,000,000	785,000
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (d)	900,000	900,000
			1,685,000
	Pharmaceuticals 0.4%
	Pfizer, Inc. 6.20%, due 3/15/19	810,000	912,981

	Pipelines 1.0%
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 8.50%, due 7/15/16	865,000	856,350
	NGPL Pipeco LLC 7.119%, due 12/15/17 (d)	690,000	772,042
	Oneok, Inc. 6.00%, due 6/15/35	610,000	602,148
	Panhandle Eastern Pipeline Co., L.P. 6.20%, due 11/1/17	430,000	453,425
			2,683,965
	Real Estate Investment Trusts 0.4%
	HCP, Inc. 5.65%, due 12/15/13	370,000	366,054
	Health Care Property Investors, Inc. 6.00%, due 1/30/17	585,000	546,348
			912,402
	Retail 0.0%‡
	CVS Caremark Corp. 5.789%, due 1/10/26 (b)(d)	63,356	61,022

	Telecommunications 0.4%
	Sprint Nextel Corp. 8.375%, due 8/15/17	1,000,000	995,000

	Total Corporate Bonds (Cost $38,855,781)		40,379,172

	Foreign Government Bonds 0.3%
	Foreign Sovereign 0.3%
	Republic of Panama 9.375%, due 4/1/29	555,000	757,575
	Republic of Venezuela 6.00%, due 12/9/20	217,000	132,913
	Total Foreign Government Bonds (Cost $783,460)		890,488

	Loan Assignment & Participation 0.0%‡ (h)
	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 11/26/13 (b)(c)	45,372	7,373

	Total Loan Assignment & Participation (Cost $111,047)		7,373

	Mortgage-Backed Securities 0.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.7%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.867%, due 4/10/49	290,000	249,714
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.476%, due 12/25/36 (a)(c)(d)	225,859	138,870
	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 5.908%, due 6/11/40 (a)	290,000	264,901
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.299%, due 12/10/49	150,000	135,047
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	480,000	390,377
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.95%, due 2/25/42 (a)(b)(c)(d)	490,774	458,874
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (b)(d)	160,000	150,832
	Total Mortgage-Backed Securities (Cost $1,897,418)		1,788,615

	Municipal Bonds 0.3%
	Texas 0.2%
	Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23 (a)	395,000	395,134

	West Virginia 0.1%
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	455,000	359,705

	Total Municipal Bonds (Cost $850,000)		754,839

	U.S. Government & Federal Agencies 7.4%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	266,150	278,470

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
	3.00%, due 8/1/10	162,586	163,406
	4.316%, due 3/1/35 (a)	513,828	534,049
	5.00%, due 8/1/33	432,495	449,138
	5.043%, due 6/1/35 (a)	649,824	680,106
	5.50%, due 1/1/21	1,198,289	1,272,714
			3,099,413

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.5%
	4.50%, due 4/1/18	392,736	414,870
	4.50%, due 6/1/23	1,760,043	1,826,233
	5.50%, due 4/1/21	1,342,544	1,428,026
	5.50%, due 6/1/34	959,931	1,008,728
	6.00%, due 9/1/35	1,822,122	1,937,472
	6.00%, due 10/1/35	1,304,973	1,383,353
	6.00%, due 4/1/37	889,823	937,706
	6.50%, due 10/1/31	201,335	217,387
			9,153,775
	Freddie Mac (Collateralized Mortgage Obligation) 0.1%
	Series 2632, Class NH 3.50%, due 6/15/13	380,568	388,859

	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) 0.2%
	Series R001, Class AE 4.375%, due 4/15/15	511,505	526,903

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.1%
	5.00%, due 10/1/37 TBA (i)	1,540,000	1,593,420
	6.00%, due 4/15/29	328,553	350,788
	6.00%, due 8/15/32	643,145	686,680
	6.50%, due 10/1/33 TBA (i)	370,000	392,778
			3,023,666
¤	United States Treasury Bonds 1.1%
	4.25%, due 5/15/39	1,450,000	1,500,070
	4.50%, due 8/15/39	1,300,000	1,401,562
			2,901,632
	United States Treasury Note 0.1%
	3.625%, due 8/15/19	140,000	143,697

	Total U.S. Government & Federal Agencies (Cost $18,667,376)		19,516,415

	Yankee Bonds 2.2% (j)
	Banks 0.1%
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (d)	310,000	314,765

	Beverages 0.1%
	Coca-Cola HBC Finance B.V. 5.125%, due 9/17/13	245,000	261,533

	Building Materials 0.0%‡
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (d)(f)	440,000	70,400

	Coal 0.1%
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	120,000	117,420

	Electric 0.4%
	Intergen N.V. 9.00%, due 6/30/17 (d)	860,000	885,800

	Insurance 0.1%
	Nippon Life Insurance Co. 4.875%, due 8/9/10 (d)	250,000	254,370

	Media 0.3%
	BSKYB Finance UK PLC 6.50%, due 10/15/35 (d)	760,000	784,353

	Mining 0.3%
	Novelis, Inc. 7.25%, due 2/15/15	1,000,000	865,000

	Oil & Gas 0.8%
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (d)	200,000	190,000
	Gazprom International S.A. 7.201%, due 2/1/20 (d)	348,200	358,646
	Petronas Capital, Ltd. 5.25%, due 8/12/19 (d)	390,000	395,698
	Petroplus Finance, Ltd. 6.75%, due 5/1/14 (d)	910,000	851,987
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (d)	285,000	277,162
			2,073,493
	Telecommunications 0.0%‡
	Satelites Mexicanos S.A. de C.V. 9.033%, due 11/30/11 (a)	55,000	45,650

	Total Yankee Bonds (Cost $5,852,503)		5,672,784
	Total Long-Term Bonds (Cost $83,674,049)		85,322,537

		Shares	Value
	Common Stocks 56.1%
	Aerospace & Defense 0.9%
	BAE Systems PLC	286,750	1,600,278
	Meggitt PLC	209,600	780,821
			2,381,099
	Agriculture 5.1%
¤	Altria Group, Inc.	147,050	2,618,961
	British American Tobacco PLC	51,950	1,629,760
	Imperial Tobacco Group PLC	86,750	2,506,604
¤	Lorillard, Inc.	35,650	2,648,795
¤	Philip Morris International, Inc.	57,850	2,819,609
	Reynolds American, Inc.	18,250	812,490
			13,036,219
	Banks 0.8%
	Banco Santander S.A.	47,050	757,356
	Westpac Banking Corp.	62,200	1,440,412
			2,197,768
	Beverages 2.5%
	Coca-Cola Co. (The)	15,450	829,665
¤	Diageo PLC, Sponsored ADR (k)	49,000	3,013,010
¤	InBev N.V.	62,200	2,840,289
			6,682,964
	Chemicals 1.7%
	Air Liquide S.A.	18,300	2,082,089
	BASF A.G.	21,850	1,157,785
	E.I. du Pont de Nemours & Co.	34,100	1,095,974
			4,335,848
	Commercial Services 0.3%
	Automatic Data Processing, Inc.	20,150	791,895

	Distribution & Wholesale 0.6%
	Genuine Parts Co.	42,000	1,598,520

	Diversified Financial Services 0.9%
	Federated Investors, Inc. Class B	28,400	748,908
	NYSE Euronext	13,750	397,238
	Redecard S.A.	78,100	1,201,301
			2,347,447
	Electric 6.9%
	Duke Energy Corp.	139,800	2,200,452
	Enel S.p.A.	290,850	1,846,105
	National Grid PLC	158,950	1,534,318
	OGE Energy Corp.	50,900	1,683,772
	Progress Energy, Inc.	38,900	1,519,434
	RWE A.G.	20,900	1,941,166
	SCANA Corp.	20,050	699,745
	Scottish & Southern Energy PLC	77,950	1,461,275
	Southern Co. (The)	57,600	1,824,192
	TECO Energy, Inc.	74,100	1,043,328
	Terna S.p.A.	337,600	1,316,581
	Westar Energy, Inc.	55,750	1,087,683
			18,158,051
	Electrical Components & Equipment 0.7%
	Emerson Electric Co.	43,550	1,745,484

	Engineering & Construction 0.8%
	Vinci S.A.	36,750	2,079,060

	Environmental Controls 0.4%
	Waste Management, Inc.	37,350	1,113,777

	Food 2.7%
	H.J. Heinz Co.	29,150	1,158,712
	Kellogg Co.	15,250	750,758
	Kraft Foods, Inc. Class A	55,500	1,457,985
¤	Nestle S.A. Registered	63,750	2,716,588
	SUPERVALU, Inc.	65,900	992,454
			7,076,497
	Food Services 0.3%
	Compass Group PLC	132,700	810,761
	Gas 1.6%
	Nicor, Inc.	30,100	1,101,359
	NiSource, Inc.	92,050	1,278,575
	Vectren Corp.	31,250	720,000
	WGL Holdings, Inc.	31,950	1,058,823
			4,158,757
	Health Care - Products 1.0%
	CareFusion Corp. (l)	3,850	83,930
	Johnson & Johnson	43,000	2,618,270
			2,702,200
	Health Care - Services 0.3%
	DaVita, Inc. (l)	15,250	863,760

	Household Products & Wares 1.1%
	Kimberly-Clark Corp.	27,200	1,604,256
	Tupperware Brands Corp.	31,000	1,237,520
			2,841,776
	Insurance 1.4%
	Arthur J. Gallagher & Co.	48,600	1,184,382
	MetLife, Inc.	22,100	841,347
	SCOR SE	61,500	1,681,125
			3,706,854
	Iron & Steel 0.3%
	Nucor Corp.	16,800	789,768

	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (b)(c)(f)	2,893	29

	Media 2.1%
	Pearson PLC	141,150	1,739,215
	Shaw Communications, Inc.	81,900	1,482,484
	Vivendi S.A.	70,850	2,192,277
			5,413,976
	Mining 0.3%
	BHP Billiton, Ltd., Sponsored ADR (k)	13,000	858,130

	Miscellaneous - Manufacturing 0.7%
	Honeywell International, Inc.	51,550	1,915,083

	Oil & Gas 4.6%
	BP PLC, Sponsored ADR (k)	31,340	1,668,228
	Chevron Corp.	15,300	1,077,579
	ConocoPhillips	21,700	979,972
	Diamond Offshore Drilling, Inc.	12,450	1,189,224
	ENI S.p.A., Sponsored ADR (k)	16,100	802,585
	ExxonMobil Corp.	17,500	1,200,675
	Royal Dutch Shell PLC Class A, ADR (k)	27,910	1,596,173
	StatoilHydro A.S.A., Sponsored ADR (k)	83,400	1,879,836
	Total S.A.	26,150	1,553,814
			11,948,086
Pharmaceuticals 2.5%
AstraZeneca PLC, Sponsored ADR (k)	42,750	1,921,613
Bristol-Myers Squibb Co.	85,550	1,926,586
Merck & Co., Inc.	55,100	1,742,813
Novartis A.G., Registered	5,900	295,199
Roche Holding A.G., Genusscheine	3,360	543,086
		6,429,297
Pipelines 1.1%
Kinder Morgan Energy Partners, L.P.	29,300	1,582,786
ONEOK, Inc.	36,800	1,347,616
		2,930,402
Real Estate Investment Trusts 0.2%
Ventas, Inc.	10,450	402,325

Retail 1.9%
McDonald's Corp.	32,500	1,854,775
Next PLC	42,600	1,220,016
Wal-Mart Stores, Inc.	41,000	2,012,690
		5,087,481
Semiconductors 0.3%
Taiwan Semiconductor Manufacturing Co, Ltd., Sponsored ADR (k)	74,750	819,260

Software 1.3%
Microsoft Corp.	88,500	2,291,265
Oracle Corp.	49,850	1,038,874
		3,330,139
Telecommunications 10.2%
AT&T, Inc.	90,850	2,453,858
BCE, Inc.	46,300	1,141,229
Belgacom S.A.	32,630	1,271,080
CenturyTel, Inc.	59,700	2,005,920
Chunghwa Telecom Co, Ltd., ADR (k)	70,300	1,268,212
France Telecom S.A.	93,300	2,485,537
Frontier Communications Corp.	99,800	752,492
Manitoba Telecom Services, Inc.	41,300	1,285,309
Mobistar S.A.	16,770	1,160,514
Philippine Long Distance Telephone Co., Sponsored ADR (k)	30,000	1,542,000
Swisscom A.G.	6,550	2,343,349
Telefonica S.A.	91,150	2,514,960
Telekom Austria A.G.	46,550	839,225
Verizon Communications, Inc.	81,250	2,459,437
Vodafone Group PLC	732,800	1,641,918
Windstream Corp.	165,650	1,678,035
		26,843,075
Water 0.6%
United Utilities Group PLC	225,150	1,642,955

Total Common Stocks (Cost $143,518,737)		147,038,743

Convertible Preferred Stocks 1.0%
Chemicals 0.1%
Celanese Corp. 4.25%	7,200	235,368

Diversified Financial Services 0.1%
Affiliated Managers Group, Inc. 5.10%	8,300	305,108

Insurance 0.1%
MetLife, Inc. 6.50%	10,750	255,097

Leisure Time 0.0%‡
Callaway Golf Co. 7.50% (d)	600	75,450

Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	2,600	267,800
Vale Capital II 6.75%	1,200	82,740
Vale Capital, Ltd. 5.50%	3,200	147,232
		497,772
Oil & Gas 0.0%‡
Whiting Petroleum Corp. 6.25%	500	75,485

Pharmaceuticals 0.4%
Schering-Plough Corp. 6.00%	3,700	897,990

Telecommunications 0.1%
Crown Castle International Corp. 6.25%	4,600	241,408

Total Convertible Preferred Stocks (Cost $2,567,682)		2,583,678

Preferred Stock 0.0%‡
Machinery 0.0%‡
BHM Technologies Holdings, Inc. 10.00% (b)(c)	35	0	(m)

Total Preferred Stock (Cost $0)		0

	Number of Warrants	Value
Warrants 0.0%‡
Airlines 0.0%‡
Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (d)(l)	24,050	119,834

Total Warrants (Cost $92,835)		119,834

	Principal Amount	Value
Short-Term Investment 6.7%
Repurchase Agreement 6.7%
State Street Bank and Trust Co. 0.01%, dated 9/30/09 due 10/1/09 Proceeds at Maturity $17,480,553 (Collateralized by United States Treasury Bills with rates ranging from 0.119% to 0.129% and maturity dates ranging from 12/24/09 to 12/31/09,with a Principal Amount of $17,840,000 and a Market Value of $17,834,648)	$17,480,548	17,480,548
Total Short-Term Investment (Cost $17,480,548)		17,480,548

Total Investments (Cost $247,333,851) (p)	96.3%	252,545,340
Cash and Other Assets,
Less Liabilities	3.7	9,715,378
Net Assets	100.0%	$262,260,718

	Contracts Long	Unrealized Appreciation/ Depreciation (n)
Futures Contracts 0.1%
United States Treasury Notes December 2009 (5 Year) (o)	45	$116,584
December 2009 (10 Year) (o)	64	190,378

Total Futures Contracts Long (Settlement Value $12,797,219)		306,962

	Contracts Short

United States Treasury Note December 2009 (2 Year ) (o)	(38)	(45,239)

Total Futures Contracts Short (Settlement Value $8,244,813)		(45,239)

Total Futures Contracts (Settlement Value $4,552,406)		$261,723

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at September 30, 2009.
(b)	Fair valued security. The total market value of these securities at September 30, 2009 is $975,229, which represents 0.4% of the Portfolio's net assets.
(c)	Illiquid security. The total market value of these securities at September 30, 2009 is $1,852,440, which represents 0.7% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at September 30, 2009 is $710,756, which represents 0.3% of the Portfolio's net assets.
(f)	Issue in default.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2009. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(i)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2009 is $1,986,198, which represents 0.8% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	ADR - American Depositary Receipt.
(l)	Non-income producing security.
(m)	Less than one dollar.
(n)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2009.
(o)	At September 30, 2009, cash in the amount of $135,880 is segregated as collateral for futures contracts with the broker.
(p)	At September 30, 2009, cost is $248,838,551 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$9,634,653
Gross unrealized depreciation	(5,927,864)
Net unrealized appreciation	$3,706,789

The following abbreviation is used in the above portfolio:
€ -	Euro

The following is a list of the inputs used as of September 30, 2009, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Securities	$—	$2,590,282	$290,419	$2,880,701
Convertible Bonds	—	13,432,150	—	13,432,150
Corporate Bonds	—	40,311,470	67,702	40,379,172
Foreign Government Bonds	—	890,488	—	890,488
Loan Assignment & Participation	—	—	7,373	7,373
Mortgage-Backed Securities	—	1,178,909	609,706	1,788,615
Municipal Bonds	—	754,839	—	754,839
U.S. Government & Federal Agencies	—	19,516,415	—	19,516,415
Yankee Bonds	—	5,672,784	—	5,672,784
Total Long-Term Bonds	—	84,347,337	975,200	85,322,537
Common Stocks
Aerospace & Defense	2,381,099	—	—	2,381,099
Agriculture	13,036,219	—	—	13,036,219
Banks	2,197,768	—	—	2,197,768
Beverages	6,682,964	—	—	6,682,964
Chemicals	4,335,848	—	—	4,335,848
Commercial Services	791,895	—	—	791,895
Distribution & Wholesale	1,598,520	—	—	1,598,520
Diversified Financial Services	2,347,447	—	—	2,347,447
Electric	18,158,051	—	—	18,158,051
Electrical Components & Equipment	1,745,484	—	—	1,745,484
Engineering & Construction	2,079,060	—	—	2,079,060
Environmental Controls	1,113,777	—	—	1,113,777
Food	7,076,497	—	—	7,076,497
Food Services	810,761	—	—	810,761
Gas	4,158,757	—	—	4,158,757
Health Care - Products	2,702,200	—	—	2,702,200
Health Care - Services	863,760	—	—	863,760
Household Products & Wares	2,841,776	—	—	2,841,776
Insurance	3,706,854	—	—	3,706,854
Iron & Steel	789,768	—	—	789,768
Machinery	—	—	29	29
Media	5,413,976	—	—	5,413,976
Mining	858,130	—	—	858,130
Miscellaneous - Manufacturing	1,915,083	—	—	1,915,083
Oil & Gas	11,948,086	—	—	11,948,086
Pharmaceuticals	6,429,297	—	—	6,429,297
Pipelines	2,930,402	—	—	2,930,402
Real Estate Investment Trusts	402,325	—	—	402,325
Retail	5,087,481	—	—	5,087,481
Semiconductors	819,260	—	—	819,260
Software	3,330,139	—	—	3,330,139
Telecommunications	26,843,075	—	—	26,843,075
Water	1,642,955	—	—	1,642,955
Total Common Stocks	147,038,714	—	29	147,038,743
Convertible Preferred Stocks
Chemicals	235,368	—	—	235,368
Diversified Financial Services	305,108	—	—	305,108
Insurance	255,097	—	—	255,097
Leisure Time	75,450	—	—	75,450
Mining	497,772	—	—	497,772
Oil & Gas	75,485	—	—	75,485
Pharmaceuticals	897,990	—	—	897,990
Telecommunications	241,408	—	—	241,408
Total Convertible Preferred Stocks	2,583,678	—	—	2,583,678
Preferred Stock
Machinery	—	—	0	0
Total Preferred Stocks	—	—	0	0
Warrants
Airlines	119,834	—	—	119,834
Total Warrants	119,834	—	—	119,834
Short-Term Investment
Repurchase Agreement	—	17,480,548	—	17,480,548
Total Short-Term Investment	—	17,480,548	—	17,480,548
Futures Contracts Long (b)	306,962	—	—	306,962
Total	$150,049,188	$101,827,885	$975,229	$252,852,302

(a) Less than one dollar. (b) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts Short (a)	$(45,239)	$—	$—	$(45,239)
Total	$(45,239)	$—	$—	$(45,239)

(a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments still Held at September 30, 2009
Long-Term Bonds
Asset-Backed Securities
Credit Cards	$264,709	$(108)	$0	$25,818	$0	$0	$0	$0	$290,419	$25,818
Corporate Bonds
Commercial Services	0	0	0	(28,142)	31,782	0	0	0	3,640	(28,142)
Diversified Financial Services	188,266	2	(32,977)	65,706	0	(220,997)	0	0	0	0
Media	12,527	0	2,229	(10,442)	955	(2,229)	0	0	3,040	(7,629)
Retail	0	0	0	(3,887)	64,909	0	0	0	61,022	(3,887)
Loan Assignments & Participations					0
Machinery	21,516	0	0	(9,939)	111,047	(115,251)	0	0	7,373	(103,674)
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	607,759	0	0	31,346	0	(29,399)	0	0	609,706	31,346
Common Stocks
Machinery	29	0	0	0	0	0	0	0	29	0
Media	1	0	0	(1)	0	0	0	0	0	0
Rights
Banks	19,074	0	(19,347)	16,750	0	(16,477)	0	0	0	0
Total	$1,113,881	$(106)	$(50,095)	$87,209	$208,693	$(384,353)	$0	$0	$975,229	$(86,168)

As of September 30, 2009, the Portfolio held the following foreign currencies:

		Currency		Cost		Value
Canadian Dollar	CAD	4,332	USD	3,985	USD	4,046
Euro	EUR	66,082		96,289		96,701
Japanese Yen	JPY	799,986		8,862		8,912
Pound Sterling	GBP	37,228		58,992		59,496
Singapore Dollar	SGD	2,660		1,875		1,888
Total			USD	170,003	USD	171,043

MainStay VP Series Fund, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS unaudited  September 30, 2009

SECURITIES VALUATION

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Portfolio’s Manager, in consultation with the Portfolio’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Portfolio’s Manager, in consultation with the Portfolio’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange on each valuation date. Investments in other mutual funds are valued at their NAVs at the close of the New York Stock Exchange on each valuation date.

Investments in money market funds are valued daily at their NAV. Portfolio securities held by the Cash Management Portfolio are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value of maturity date.

Loans assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures are principally traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Portfolio securities of the Cash Management Portfolio are valued at their amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Portfolio’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At September 30, 2009, the Convertible, Developing Growth, Government, High Yield Corporate Bond, Total Return Portfolios held securities with values of  $234, $1, $1,324,674, $6,517,934, and $975,229, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Portfolios, including the International Equity Portfolio, principally trade, and the time at which the Portfolios' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. At September 30, 2009, foreign securities held by the Portfolios were not fair valued.

The Portfolios adopted the FASB Statement, Fair Value Measurements (the “Statement"), effective for the fiscal year beginning January 1, 2008. In accordance with the Statement, "fair value" is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The Statement established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of September 30, 2009, for each Portfolio’s investments is included at the end of each Portfolio’s Portfolio of Investments.

The valuation techniques used by the Portfolios to measure fair value during the period ended September 30, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolios utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

In April 2009, FASB issued FASB the Staff Position Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This Staff Position provides additional guidance for estimating fair value in accordance with the Statement, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. This Staff Position is effective for fiscal years and interim periods ending after June 15, 2009.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	November 27, 2009

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	November 27, 2009